UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3091

Name of Fund: BlackRock Series Funds, Inc.
              BlackRock Short Term Bond Portfolio
              BlackRock Global SmallCap Portfolio
              BlackRock Equity Dividend Portfolio
              BlackRock Mid Cap Value Opportunities Portfolio
              BlackRock Small Cap Index Portfolio
              BlackRock International Index Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, FAM Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock Series Fund, Inc. - BlackRock Short Term Bond Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                Face
                              Amount  Government & Agency Obligations                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
                         $    50,000  U.S. Treasury Notes, 4.875% due 4/30/2008 (e)                                   $     50,072
                              95,000  U.S. Treasury Notes, 4.625% due 8/31/2011                                             95,104
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Government & Agency Obligations
                                      (Cost - $144,617) - 0.7%                                                             145,176
----------------------------------------------------------------------------------------------------------------------------------

                                      Non-Government Agency Mortgage-Backed Securities +
----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage      117,029  Residential Accredit Loans, Inc. Series 2005-QS12 Class A8, 5.672%
Obligations - 0.5%                    due 8/25/2035 (a)                                                                    117,094
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Non-Government Agency Mortgage-Backed Securities
                                      (Cost - $117,028) - 0.5%                                                             117,094
----------------------------------------------------------------------------------------------------------------------------------

Industry                              Corporate Bonds
----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                   40,000  Northrop Grumman Corp., 4.079% due 11/16/2006                                         39,934
Defense - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                       Systems 2001 Asset Trust Pass Through Trusts, 6.664% due 9/15/2013 (d)                48,569
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.5%       50,000  HBOS Treasury Services Plc, 3.50% due 11/30/2007 (d)                                  49,037
                              45,000  Popular North America, Inc., 5.20% due 12/12/2007                                     44,658
                              25,000  Sovereign Bank, 4% due 2/01/2008                                                      24,572
                                                                                                                      ------------
                                                                                                                           118,267
----------------------------------------------------------------------------------------------------------------------------------
Containers &                  90,000  Bemis Co., 6.50% due 8/15/2008                                                        91,663
Packaging - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Diversified                  115,000  TELUS Corp., 7.50% due 6/01/2007                                                     116,500
Telecommunication
Services - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.3%          75,000  Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                             74,085
----------------------------------------------------------------------------------------------------------------------------------
Household                     45,000  DR Horton, Inc., 7.50% due 12/01/2007                                                 45,962
Durables - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%              10,000  Monumental Global Funding II, 3.85% due 3/03/2008 (d)                                  9,792
                              30,000  Protective Life Secured Trust, 5.454% due 1/14/2008 (a)                               30,053
                                                                                                                      ------------
                                                                                                                            39,845
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%        75,000  Dominion Resources, Inc., 5.687% due 5/15/2008                                        75,307
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas &                    70,000  Pemex Project Funding Master Trust, 6.69% due 6/15/2010 (a)(d)                        71,540
Consumable Fuels - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%           230,000  CSX Corp., 7.45% due 5/01/2007                                                       232,555
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Corporate Bonds (Cost - $959,111) - 4.2%                                       954,227
----------------------------------------------------------------------------------------------------------------------------------

                                      Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 66.4%     14,945,546  Brown Brothers Harriman & Co., 4.63% due 10/02/2006                               14,945,546
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency    12,400,000  Federal Home Loan Bank System, 4.40% due 10/02/2006                               12,400,000
Obligations* - 55.0%
----------------------------------------------------------------------------------------------------------------------------------

                          Beneficial
                            Interest
----------------------------------------------------------------------------------------------------------------------------------
                         $ 5,601,320  BlackRock Liquidity Series, LLC Cash Sweep Series I, 5.18% (b)(c)                  5,601,320
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities (Cost - $32,946,866) - 146.3%                         32,946,866
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Investments (Cost - $34,167,622**) - 151.7%                                 34,163,363

                                      Liabilities in Excess of Other Assets - (51.7%)                                  (11,635,683)
                                                                                                                      ------------
                                      Net Assets - 100.0%                                                             $ 22,527,680
                                                                                                                      ============

* U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 34,167,622
                                                                   ============
      Gross unrealized appreciation                                $      1,076
      Gross unrealized depreciation                                      (5,335)
                                                                   ------------
      Net unrealized depreciation                                        (4,259)
                                                                   ============

+ Mortgage-Backed Obligations are subject to principal paydowns as a result of the prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

BlackRock Series Fund, Inc. - BlackRock Short Term Bond Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

(a)   Floating rate security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                    Net                Interest
      Affiliate                                  Activity               Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series,
      LLC Cash Sweep Series I                   $1,781,621            $   55,445
      --------------------------------------------------------------------------

(c)   Represents the current yield as of September 30, 2006.
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of September 30, 2006 were as follows:

      ------------------------------------------------------------------------------------------------------
                                                                           Notional              Unrealized
                                                                            Amount              Depreciation
      ------------------------------------------------------------------------------------------------------
      Receive a floating rate based on 1-month LIBOR plus 0.47%, which is capped at a fixed coupon of 6.0%, and pay a
      floating rate based on 1-month LIBOR

      Broker, Credit Suisse First Boston International
      Expires June 2011                                                   $ 750,000             $     (215)
      ------------------------------------------------------------------------------------------------------

o Financial futures contracts purchased as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
      Number of                       Expiration         Face       Unrealized
      Contracts        Issue             Date            Value     Appreciation
      -------------------------------------------------------------------------
          5        2-Year U.S.
                   Treasury Note     December 2006    $ 1,020,716  $      1,784
      -------------------------------------------------------------------------

o     Financial futures contracts sold as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
      Number of                       Expiration         Face       Unrealized
      Contracts        Issue             Date            Value     Depreciation
      -------------------------------------------------------------------------
          9        5-Year U.S.
                   Treasury Note     December 2006    $   941,884  $     (7,757)
      -------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                             Shares
                  Industry                                     Held  Common Stocks                                       Value
---------------------------------------------------------------------------------------------------------------------------------
Africa
---------------------------------------------------------------------------------------------------------------------------------
South Africa -    Food & Staples Retailing - 0.5%             4,020  Massmart Holdings Ltd.                            $   29,451
0.5%              ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Africa - 0.5%                  29,451
---------------------------------------------------------------------------------------------------------------------------------
Europe
---------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.7%    Leisure Equipment & Products - 0.7%         1,600  AGFA-Gevaert NV                                       37,901
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Belgium                        37,901
---------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.3%    Electrical Equipment - 0.7%                 1,440  Vestas Wind Systems A/S (a)                           38,404
                  ---------------------------------------------------------------------------------------------------------------
                  Insurance - 0.6%                              580  TrygVesta A/S                                         34,533
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Denmark                        72,937
---------------------------------------------------------------------------------------------------------------------------------
Finland - 2.0%    Construction & Engineering - 0.8%           1,780  YIT Oyj                                               41,196
                  ---------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.5%                       710  Stockmann AB 'B'                                      29,797
                  ---------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.7%              7,770  M-real Oyj 'B'                                        39,272
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Finland                       110,265
---------------------------------------------------------------------------------------------------------------------------------
France - 2.2%     Commercial Services &                         660  Eurofins Scientific (a)                               41,803
                  Supplies - 0.7%
                  ---------------------------------------------------------------------------------------------------------------
                  Insurance - 0.9%                           20,900  SCOR                                                  50,832
                  ---------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.6%           710  Trigano SA                                            31,964
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in France                        124,599
---------------------------------------------------------------------------------------------------------------------------------
Germany - 1.8%    Electrical Equipment - 0.2%                   650  SGL Carbon AG (a)                                     12,499
                  ---------------------------------------------------------------------------------------------------------------
                  Health Care Providers &                       400  Rhoen-Klinikum AG                                     17,942
                  Services - 0.3%
                  ---------------------------------------------------------------------------------------------------------------
                  Machinery - 0.8%                            1,020  Heidelberger Druckmaschn                              42,006
                  ---------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.5%                      2,590  Paion AG (a)                                          29,922
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Germany                       102,369
---------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.7%    Airlines - 1.1%                             1,000  Ryanair Holdings Plc (a)(b)                           63,290
                  ---------------------------------------------------------------------------------------------------------------
                  Food Products - 0.6%                        6,050  Greencore Group Plc                                   29,927
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Ireland                        93,217
---------------------------------------------------------------------------------------------------------------------------------
Italy - 2.4%      Building Products - 0.8%                    2,620  Permasteelisa SpA                                     45,064
                  ---------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%           1,000  Astaldi SpA                                            6,885
                  ---------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                            3,920  Milano Assicurazioni SpA                              29,004
                  ---------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury                  1,580  Valentino Fashion Group SpA                           54,180
                  Goods - 1.0%
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Italy                         135,133
---------------------------------------------------------------------------------------------------------------------------------
Netherlands -     Commercial Services & Supplies - 0.6%       2,100  Tele Atlas NV (a)                                     35,912
2.1%              ---------------------------------------------------------------------------------------------------------------
                  Food Products - 0.8%                        3,000  Koninklijke Wessanen NV CVA                           41,499
                  ---------------------------------------------------------------------------------------------------------------
                  Media - 0.7%                                2,090  Endemol NV                                            39,845
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Netherlands               117,256
---------------------------------------------------------------------------------------------------------------------------------
Norway - 0.5%     Energy Equipment & Services - 0.5%          1,660  Acergy SA (a)                                         28,394
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Norway                         28,394
---------------------------------------------------------------------------------------------------------------------------------
Spain - 0.6%      Construction & Engineering - 0.6%             400  Grupo Ferrovial SA                                    32,125
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Spain                          32,125
---------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                             Shares
                  Industry                                     Held  Common Stocks                                       Value
---------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.9%     Biotechnology - 0.9%                        3,350  Q-Med AB                                          $   47,769
                  ---------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.2%                        400  D Carnegie AB                                          8,433
                  ---------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.2%                        720  Boliden AB                                            13,656
                  ---------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.6%          2,800  Tanganyika Oil Co., Ltd. (a)                          33,813
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Sweden                        103,671
---------------------------------------------------------------------------------------------------------------------------------
Switzerland -     Biotechnology - 0.8%                          300  Actelion Ltd. (a)                                     42,920
2.9%              ---------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.5%                            2,000  Clariant AG                                           26,955
                  ---------------------------------------------------------------------------------------------------------------
                  Insurance - 1.2%                              282  Swiss Life Holding                                    65,780
                  ---------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.4%                       300  Dufry Group (a)                                       23,924
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Switzerland                   159,579
---------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.7%     Beverages - 0.7%                            1,630  Anadolu Efes Biracilik Ve Malt Sanayii AS             40,413
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Turkey                         40,413
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom    Aerospace & Defense - 0.7%                 11,320  QinetiQ Plc                                           36,792
- 5.9%            ---------------------------------------------------------------------------------------------------------------
                  Food Products - 0.4%                        4,560  Premier Foods Plc                                     22,636
                  ---------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                     2,400  SSL International Plc                                 15,691
                  Supplies - 0.3%
                  ---------------------------------------------------------------------------------------------------------------
                  Insurance - 1.2%                           13,352  Amlin Plc                                             69,086
                  ---------------------------------------------------------------------------------------------------------------
                  Machinery - 0.5%                            8,040  Enodis Plc                                            26,132
                  ---------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 1.1%          1,300  Dana Petroleum Plc (a)                                28,824
                                                              1,770  Premier Oil Plc (a)                                   34,154
                                                                                                                       ----------
                                                                                                                           62,978
                  ---------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                    1,200  Great Portland Estates Plc                            13,561
                  Development - 0.2%
                  ---------------------------------------------------------------------------------------------------------------
                  Software - 0.5%                             3,450  Surfcontrol Plc (a)                                   30,160
                  ---------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 1.0%                    32,190  Game Group Plc                                        53,064
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United Kingdom            330,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Europe - 26.7%              1,487,959
---------------------------------------------------------------------------------------------------------------------------------
Latin America
---------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.0%     Construction & Engineering - 0.5%           2,400  Obrascon Huarte Lain Brasil SA (a)                    27,305
                  ---------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.8%        4,420  Cia de Concessoes Rodoviarias                         42,754
                  ---------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.7%                      4,320  Companhia de Saneamento de Minas Gerais               40,275
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Brazil                        110,334
---------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.6%     Beverages - 0.7%                           12,410  Embotelladoras Arca SA de CV                          36,106
                  ---------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.9%          14,510  Empresas ICA Sociedad Controladora,
                                                                     SA de CV (a)                                          52,242
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Mexico                         88,348
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Latin America - 3.6%          198,682
---------------------------------------------------------------------------------------------------------------------------------
Middle East
---------------------------------------------------------------------------------------------------------------------------------
Israel - 0.9%     Chemicals - 0.9%                            6,560  Frutarom                                              47,238
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Middle
                                                                     East - 0.9%                                           47,238
---------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                             Shares
                  Industry                                     Held  Common Stocks                                       Value
---------------------------------------------------------------------------------------------------------------------------------
North America
---------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.6%    Capital Markets - 0.5%                        730  Lazard Ltd. Class A                               $   29,185
                  ---------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury                  3,860  Ports Design Ltd.                                      5,944
                  Goods - 0.1%
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Bermuda                        35,129
---------------------------------------------------------------------------------------------------------------------------------
Canada - 4.5%     Biotechnology - 0.6%                       10,980  Diagnocure, Inc. (a)                                  31,494
                  ---------------------------------------------------------------------------------------------------------------
                  Media - 0.4%                                1,100  Cinram International Income Fund                      22,036
                  ---------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.9%                      1,420  Agnico-Eagle Mines Ltd.                               44,205
                                                              1,000  Aur Resources Inc.                                    16,134
                                                              4,930  Eldorado Gold Corp. (a)                               21,432
                                                              1,860  Kinross Gold Corp. (a)                                23,287
                                                                                                                       ----------
                                                                                                                          105,058
                  ---------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.5%                      4,990  Labopharm, Inc. (a)                                   28,402
                  ---------------------------------------------------------------------------------------------------------------
                  Software - 1.1%                             1,680  Cognos, Inc. (a)                                      61,320
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Canada                        248,310
---------------------------------------------------------------------------------------------------------------------------------
Cayman Islands    Diversified Consumer Services - 0.1%          200  New Oriental Education & Technology
- 0.1%                                                               Group (a)(b)                                           4,850
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Cayman Islands              4,850
---------------------------------------------------------------------------------------------------------------------------------
United States     Aerospace & Defense - 0.8%                  3,610  DynCorp. International, Inc. (a)                      45,450
- 36.7%           ---------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.5%                      1,320  LKQ Corp. (a)                                         29,000
                  ---------------------------------------------------------------------------------------------------------------
                  Biotechnology - 3.0%                        1,020  Alexion Pharmaceuticals, Inc. (a)                     34,660
                                                              2,600  Applera Corp. - Celera Genomics Group (a)             36,192
                                                              4,130  BioMarin Pharmaceuticals, Inc. (a)                    58,770
                                                              1,000  OSI Pharmaceuticals, Inc.                             37,530
                                                                                                                       ----------
                                                                                                                          167,152
                  ---------------------------------------------------------------------------------------------------------------
                  Capital Markets - 1.0%                      1,045  Jefferies Group, Inc. New Shares                      29,783
                                                                810  Stifel Financial Corp. (a)                            25,709
                                                                                                                       ----------
                                                                                                                           55,492
                  ---------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.5%                              660  The Scotts Miracle-Gro Co.                            29,363
                  ---------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.0%                     1,445  Irwin Financial Corp.                                 28,264
                                                                862  Sterling Financial Corp.                              27,955
                                                                                                                       ----------
                                                                                                                           56,219
                  ---------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 1.4%       1,720  Covanta Holding Corp. (a)                             37,032
                                                              1,700  FTI Consulting, Inc. (a)                              42,602
                                                                                                                       ----------
                                                                                                                           79,634
                  ---------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.9%               870  F5 Networks, Inc. (a)                                 46,736
                                                                100  Riverbed Technology, Inc. (a)                          1,950
                                                                                                                       ----------
                                                                                                                           48,686
                  ---------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 1.4%              2,030  Emulex Corp. (a)                                      36,885
                                                              1,630  Stratasys, Inc. (a)                                   43,048
                                                                                                                       ----------
                                                                                                                           79,933
                  ---------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.6%           1,500  The Shaw Group, Inc. (a)                              35,460
                  ---------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.8%               1,830  Packaging Corp. of America                            42,456
                  ---------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 1.6%                   2,010  Cleco Corp.                                           50,732
                                                              1,730  Northeast Utilities                                   40,257
                                                                                                                       ----------
                                                                                                                           90,989
                  ---------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 1.1%          2,000  Hanover Compressor Co. (a)                            36,440
                                                                360  Veritas DGC, Inc. (a)                                 23,695
                                                                                                                       ----------
                                                                                                                           60,135
                  ---------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                             Shares
                  Industry                                     Held  Common Stocks                                       Value
---------------------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                     1,670  Inverness Medical Innovations, Inc. (a)           $   58,049
                  Supplies - 1.1%
                  ---------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.7%          820  The Cheesecake Factory, Inc. (a)                      22,296
                                                                150  Panera Bread Co. Class A                               8,738
                                                                210  Red Robin Gourmet Burgers, Inc. (a)                    9,683
                                                                                                                       ----------
                                                                                                                           40,717
                  ---------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 1.8%         1,850  Aladdin Knowledge Systems Ltd. (a)                    31,173
                                                              9,600  SupportSoft, Inc. (a)                                 41,952
                                                              3,810  webMethods, Inc. (a)                                  29,147
                                                                                                                       ----------
                                                                                                                          102,272
                  ---------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.7%         1,630  Marvel Entertainment, Inc. (a)                        39,348
                  ---------------------------------------------------------------------------------------------------------------
                  Life Sciences Tools & Services - 0.9%       1,000  Cambrex Corp.                                         20,710
                                                                830  Pharmaceutical Product Development, Inc.              29,623
                                                                                                                       ----------
                                                                                                                           50,333
                  ---------------------------------------------------------------------------------------------------------------
                  Media - 0.3%                                  870  Regal Entertainment Group Series A                    17,243
                  ---------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.6%                      1,300  Brush Engineered Materials, Inc. (a)                  32,331
                  ---------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.9%            400  Houston Exploration Co. (a)                           22,060
                                                              1,210  OMI Corp. New Shares                                  26,269
                                                                                                                       ----------
                                                                                                                           48,329
                  ---------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.2%                      300  Bare Escentuals, Inc. (a)                              8,145
                  ---------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.8%                      1,330  Noven Pharmaceuticals, Inc.                           32,080
                                                                700  Valeant Pharmaceuticals International                 13,846
                                                                                                                       ----------
                                                                                                                           45,926
                  ---------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts               2,540  Ashford Hospitality Trust, Inc.                       30,302
                  (REITs) - 1.3%                              2,608  DiamondRock Hospitality Co.                           43,319
                                                                                                                       ----------
                                                                                                                           73,621
                  ---------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                      163  Jones Lang LaSalle, Inc.                              13,933
                  Development - 0.3%
                  ---------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor              3,000  Entegris, Inc. (a)                                    32,730
                  Equipment - 3.8%                            3,250  Integrated Device Technology, Inc. (a)                52,195
                                                              3,960  MoSys, Inc. (a)                                       26,651
                                                              1,000  Power Integrations, Inc. (a)                          19,600
                                                              4,900  RF Micro Devices, Inc. (a)                            37,142
                                                              1,800  Trident Microsystems, Inc. (a)                        41,868
                                                                                                                       ----------
                                                                                                                          210,186
                  ---------------------------------------------------------------------------------------------------------------
                  Software - 3.2%                             2,020  Activision, Inc. (a)                                  30,502
                                                                970  Hyperion Solutions Corp. (a)                          33,446
                                                                870  Kronos, Inc. (a)                                      29,658
                                                                600  NAVTEQ Corp. (a)                                      15,666
                                                              3,710  Novell, Inc. (a)                                      22,705
                                                              1,880  Sybase, Inc. (a)                                      45,571
                                                                100  Witness Systems, Inc. (a)                              1,753
                                                                                                                       ----------
                                                                                                                          179,301
                  ---------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 2.2%                       510  Abercrombie & Fitch Co. Class A                       35,435
                                                                160  AnnTaylor Stores Corp. (a)                             6,698
                                                                250  GameStop Corp. Class A (a)                            11,570
                                                                300  Guitar Center, Inc. (a)                               13,404
                                                              3,140  Urban Outfitters, Inc. (a)                            55,547
                                                                                                                       ----------
                                                                                                                          122,654
                  ---------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                             Shares
                  Industry                                     Held  Common Stocks                                       Value
---------------------------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury                    510  Polo Ralph Lauren Corp.                           $   32,992
                  Goods - 0.6%
                  ---------------------------------------------------------------------------------------------------------------
                  Trading Companies &                         2,440  Interline Brands, Inc. (a)                            60,219
                  Distributors - 2.1%                         2,540  UAP Holding Corp.                                     54,280
                                                                                                                       ----------
                                                                                                                          114,499
                  ---------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                  1,420  SBA Communications Corp. Class A (a)                  34,549
                  Services - 0.6%
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United States           2,044,397
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in North America - 41.9%       2,332,686
---------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
---------------------------------------------------------------------------------------------------------------------------------
Australia - 2.3%  Beverages - 0.7%                            6,920  Lion Nathan Ltd.                                      41,829
                  ---------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                     1,430  Cochlear Ltd.                                         56,558
                  Supplies - 1.0%
                  ---------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts              20,767  CFS Retail Property Trust                             31,305
                  (REITs) - 0.6%                                518  CFS Retail Property Trust (a)                            765
                                                                                                                       ----------
                                                                                                                           32,070
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Australia                     130,457
---------------------------------------------------------------------------------------------------------------------------------
China - 0.9%      Transportation Infrastructure - 0.9%       86,300  Shenzhen Expressway Co. Ltd.                          48,066
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in China                          48,066
---------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.2%  Commercial Banks - 0.6%                    20,200  Industrial & Commercial Bank of China Ltd.            35,204
                  ---------------------------------------------------------------------------------------------------------------
                  Diversified Financial                       5,300  Hong Kong Exchanges and Clearing Ltd.                 38,667
                  Services - 0.7%
                  ---------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                      4,590  Kingboard Chemical Holdings Ltd.                      16,523
                  Instruments - 0.3%
                  ---------------------------------------------------------------------------------------------------------------
                  Media - 0.6%                               28,000  Clear Media Ltd. (a)                                  31,262
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Hong Kong                     121,656
---------------------------------------------------------------------------------------------------------------------------------
India - 1.7%      IT Services - 0.6%                          1,830  Satyam Computer Services Ltd.                         32,611
                  ---------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.6%                      8,320  Hindalco Industries Ltd.                              31,061
                  ---------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.5%                       715  Pantaloon Retail India Ltd.                           29,368
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in India                          93,040
---------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.2%  Media - 0.2%                              153,550  Surya Citra Media Tbk PT                              13,649
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Indonesia                      13,649
---------------------------------------------------------------------------------------------------------------------------------
Japan - 11.3%     Auto Components - 0.4%                      1,800  Koito Manufacturing Co. Ltd.                          23,219
                  ---------------------------------------------------------------------------------------------------------------
                  Beverages - 0.9%                            1,500  ITO EN, Ltd.                                          51,709
                  ---------------------------------------------------------------------------------------------------------------
                  Building Products - 0.4%                    3,670  Sanwa Shutter Corp.                                   20,827
                  ---------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.5%                      2,935  Okasan Holdings, Inc.                                 25,903
                  ---------------------------------------------------------------------------------------------------------------
                  Chemicals - 1.2%                            3,500  Air Water Inc.                                        32,876
                                                              4,000  Nippon Sanso Corp.                                    33,981
                                                                                                                       ----------
                                                                                                                           66,857
                  ---------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.6%                     3,400  The Bank of Kyoto Ltd.                                34,384
                  ---------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.7%       1,300  Meitec Corp.                                          39,970
                  ---------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                     400  Okinawa Electric Power Co., Inc.                      23,512
                  ---------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                        950  NEOMAX Co. Ltd.                                       16,294
                  Instruments - 0.3%
                  ---------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                     1,000  Fujirebio, Inc.                                       24,817
                  Supplies - 0.5%
                  ---------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                             Shares
                  Industry                                     Held  Common Stocks                                       Value
---------------------------------------------------------------------------------------------------------------------------------
                  Insurance - 1.0%                            8,000  Aioi Insurance Co., Ltd.                          $   55,088
                  ---------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.8%            55  Jupiter Telecommunications Co., Ltd. (a)              41,460
                  ---------------------------------------------------------------------------------------------------------------
                  Machinery - 1.6%                            1,600  Amano Corp.                                           20,518
                                                              2,100  Komori Corp.                                          42,777
                                                              5,250  Takuma Co., Ltd.                                      27,614
                                                                                                                       ----------
                                                                                                                           90,909
                  ---------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.3%                      1,200  Tokyo Steel Manufacturing Co., Ltd.                   18,895
                  ---------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                    4,665  Tokyu Land Corp.                                      44,254
                  Development - 0.8%
                  ---------------------------------------------------------------------------------------------------------------
                  Software - 0.3%                             1,000  Capcom Co., Ltd.                                      14,534
                  ---------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.6%                       350  Yamada Denki Co., Ltd.                                35,099
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Japan                         627,731
---------------------------------------------------------------------------------------------------------------------------------
Malaysia - 1.0%   Airlines - 1.0%                           140,940  AirAsia Bhd (a)                                       58,470
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Malaysia                       58,470
---------------------------------------------------------------------------------------------------------------------------------
Philippines -     Commercial Banks - 0.7%                    32,480  Bank of the Philippine Islands                        37,858
1.0%              ---------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 400  Philippine Long Distance Telephone                    18,091
                  Services - 0.3%
                  ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Philippines                55,949
---------------------------------------------------------------------------------------------------------------------------------
South Korea -     Hotels, Restaurants & Leisure - 0.9%        2,398  Kangwon Land, Inc.                                    50,671
0.9%              ---------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in South Korea                    50,671
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Pacific
                                                                     Basin/Asia - 21.5%                                 1,199,689
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks (Cost - $4,868,322) - 95.1%    5,295,705
---------------------------------------------------------------------------------------------------------------------------------

                                                                     Exchange-Traded Funds
---------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.8%                                              5,580  iShares Asia Trust-iShares FTSE                       44,863
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Exchange-Traded Funds
                                                                     (Cost - $41,640) - 0.8%                               44,863
---------------------------------------------------------------------------------------------------------------------------------

                                                         Beneficial
                                                           Interest  Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                                           $175,067  BlackRock Liquidity Series, LLC Cash Sweep
                                                                     Series I, 5.18% (c)(d)                               175,067
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities
                                                                     (Cost - $175,067) - 3.1%                             175,067
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments (Cost - $5,085,029*) - 99.0%     5,515,635

                                                                     Other Assets Less Liabilities - 1.0%                  55,285
                                                                                                                       ----------
                                                                     Net Assets - 100.0%                               $5,570,920
                                                                                                                       ==========

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 5,100,770
                                                                    ===========
      Gross unrealized appreciation                                 $   566,865
      Gross unrealized depreciation                                    (152,000)
                                                                    -----------
      Net unrealized appreciation                                   $   414,865
                                                                    ===========

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------
      Affiliate                                                      Net               Interest
                                                                  Activity              Income
      -----------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I        $ (20,501)            $ 88,229
      -----------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global SmallCap Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

(d)   Represents the current yield as of September 30, 2006.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
           Foreign                      Settlement                 Appreciation
      Currency Purchased                   Date                   (Depreciation)
      -------------------------------------------------------------------------
      CAD          1,930               October 2006                $          2
      GBP          7,462               October 2006                         (58)
      HKD         47,692               October 2006                           1
      JPY        331,768               October 2006                         (13)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $24,669)                                   $        (68)
                                                                   ============

o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
         Foreign                       Settlement                  Appreciation
      Currency Sold                       Date                    (Depreciation)
      -------------------------------------------------------------------------
      CAD      6,105                  October 2006                 $         19
      EUR      1,503                  October 2006                            4
      JPY  2,466,570                  October 2006                           70
      NOK     41,712                  October 2006                          (19)
      TRY     54,300                  October 2006                         (119)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $70,139)                                   $        (45)
                                                                   ============

o     Currency Abbreviations:

      CAD     Canadian Dollar
      EUR     Euro
      GBP     British Pound
      HKD     Hong Kong Dollar
      JPY     Japanese Yen
      NOK     Norwegian Krone
      TRY     Turkish Lira
      USD     U.S. Dollar

BlackRock Series Fund, Inc. - BlackRock Equity Dividend Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                 Shares
Europe          Industry                                           Held  Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
France - 1.6%   Chemicals - 0.0%                                     25  Arkema (a)(c)                                 $      1,178
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 1.6%                1,000  Total SA (a)                                        65,940
                -------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in France                       67,118
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -   Food Products - 0.6%                              1,000  Unilever NV (a)                                     24,540
0.6%            -------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the Netherlands              24,540
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.3%   Household Durables - 1.3%                         1,900  Electrolux AB Series B                              30,852
                                                                  1,900  Husqvarna AB (c)                                    22,361
                -------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Sweden                       53,213
-----------------------------------------------------------------------------------------------------------------------------------
United          Beverages - 1.0%                                  2,400  Diageo Plc                                          42,298
Kingdom - 1.9%  -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.9%                  600  BP Plc (a)                                          39,348
                -------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the United Kingdom           81,646
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Europe - 5.4%               226,517
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 6.0%   Commercial Banks - 1.9%                             700  Bank of Montreal                                    42,415
                                                                    700  National Bank of Canada                             38,274
                                                                                                                       ------------
                                                                                                                             80,689
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 1.0%       915  BCE, Inc.                                           24,787
                                                                    300  TELUS Corp. (Non-Voting Shares)                     16,833
                                                                                                                       ------------
                                                                                                                             41,620
                -------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 1.1%                              400  Alcan, Inc.                                         15,948
                                                                    600  Barrick Gold Corp.                                  18,463
                                                                    200  Teck Cominco Ltd. Class B                           12,549
                                                                                                                       ------------
                                                                                                                             46,960
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 2.0%                2,000  Cameco Corp.                                        73,016
                                                                    200  EnCana Corp.                                         9,324
                                                                                                                       ------------
                                                                                                                             82,340
                -------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Canada                      251,609
-----------------------------------------------------------------------------------------------------------------------------------
Cayman          Insurance - 0.3%                                    200  XL Capital Ltd. Class A                             13,740
Islands - 0.3%  -------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the Cayman Islands           13,740
-----------------------------------------------------------------------------------------------------------------------------------
United          Aerospace & Defense - 5.0%                          600  General Dynamics Corp.                              43,002
States - 66.7%                                                      500  Northrop Grumman Corp.                              34,035
                                                                  1,400  Raytheon Co.                                        67,214
                                                                    300  Rockwell Collins, Inc.                              16,451
                                                                    800  United Technologies Corp.                           50,680
                                                                                                                       ------------
                                                                                                                            211,382
                -------------------------------------------------------------------------------------------------------------------
                Beverages - 0.4%                                    400  The Coca-Cola Co.                                   17,872
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Equity Dividend Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                 Shares
                Industry                                           Held  Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.9%                               40  Ameriprise Financial, Inc.                    $      1,876
                                                                    200  The Bank of New York Co., Inc.                       7,052
                                                                    400  Morgan Stanley                                      29,164
                                                                                                                       ------------
                                                                                                                             38,092
                -------------------------------------------------------------------------------------------------------------------
                Chemicals - 2.9%                                    300  Air Products & Chemicals, Inc.                      19,911
                                                                    300  The Dow Chemical Co.                                11,694
                                                                    700  E.I. du Pont de Nemours & Co.                       29,988
                                                                    500  Lyondell Chemical Co.                               12,684
                                                                    500  Olin Corp.                                           7,680
                                                                    300  Praxair, Inc.                                       17,748
                                                                    500  Rohm & Haas Co.                                     23,675
                                                                                                                       ------------
                                                                                                                            123,380
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 2.6%                             200  SunTrust Banks, Inc.                                15,456
                                                                    700  U.S. Bancorp                                        23,254
                                                                    600  Wachovia Corp.                                      33,480
                                                                  1,000  Wells Fargo & Co.                                   36,180
                                                                                                                       ------------
                                                                                                                            108,370
                -------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.4%               300  RR Donnelley & Sons Co.                              9,888
                                                                  2,100  Synagro Technologies, Inc.                           8,862
                                                                                                                       ------------
                                                                                                                             18,750
                -------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 1.3%                      800  Hewlett-Packard Co.                                 29,352
                                                                    300  International Business Machines Corp.               24,582
                                                                                                                       ------------
                                                                                                                             53,934
                -------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 0.3%                             200  American Express Co.                                11,216
                -------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.6%                       600  Temple-Inland, Inc.                                 24,060
                -------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 6.0%             2,000  Bank of America Corp.                              107,140
                                                                  1,800  Citigroup, Inc.                                     89,406
                                                                  1,200  JPMorgan Chase & Co.                                56,352
                                                                                                                       ------------
                                                                                                                            252,898
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 4.1%     1,600  AT&T, Inc.                                          52,096
                                                                    800  BellSouth Corp.                                     34,200
                                                                  2,200  Verizon Communications, Inc.                        81,686
                                                                    310  Windstream Corp.                                     4,089
                                                                                                                       ------------
                                                                                                                            172,071
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 3.7%                           300  American Electric Power Co., Inc.                   10,911
                                                                    500  Exelon Corp.                                        30,270
                                                                    400  FPL Group, Inc.                                     18,000
                                                                    400  FirstEnergy Corp.                                   22,344

BlackRock Series Fund, Inc. - BlackRock Equity Dividend Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                 Shares
                Industry                                           Held  Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                    100  ITC Holdings Corp.                            $      3,120
                                                                    600  Northeast Utilities                                 13,962
                                                                    800  PPL Corp.                                           26,320
                                                                    200  Pinnacle West Capital Corp.                          9,010
                                                                    600  The Southern Co.                                    20,676
                                                                                                                       ------------
                                                                                                                            154,613
                -------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.4%                         300  Rockwell Automation, Inc.                           17,430
                -------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 2.0%                  300  GlobalSantaFe Corp.                                 14,997
                                                                  1,200  Halliburton Co.                                     34,140
                                                                    600  Schlumberger Ltd.                                   37,218
                                                                                                                       ------------
                                                                                                                             86,355
                -------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.2%                     200  Wal-Mart Stores, Inc.                                9,864
                -------------------------------------------------------------------------------------------------------------------
                Food Products - 0.6%                                200  General Mills, Inc.                                 11,320
                                                                    300  HJ Heinz Co.                                        12,579
                                                                    100  Reddy Ice Holdings, Inc.                             2,420
                                                                                                                       ------------
                                                                                                                             26,319
                -------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 1.2%                                400  AGL Resources, Inc.                                 14,600
                                                                    800  Equitable Resources, Inc.                           27,984
                                                                    200  National Fuel Gas Co.                                7,270
                                                                                                                       ------------
                                                                                                                             49,854
                -------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.4%                700  Tim Hortons, Inc.                                   18,410
                -------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.4%                           600  Newell Rubbermaid, Inc.                             16,992
                -------------------------------------------------------------------------------------------------------------------
                Household Products - 2.4%                           500  Clorox Co.                                          31,500
                                                                    400  Kimberly-Clark Corp.                                26,144
                                                                    700  The Procter & Gamble Co.                            43,386
                                                                                                                       ------------
                                                                                                                            101,030
                -------------------------------------------------------------------------------------------------------------------
                Independent Power Producers & Energy              1,000  TXU Corp.                                           62,520
                Traders - 1.5%
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 2.6%                     400  3M Co.                                              29,768
                                                                  2,300  General Electric Co.                                81,190
                                                                                                                       ------------
                                                                                                                            110,958
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 2.5%                                    600  Lincoln National Corp.                              37,248
                                                                    300  Marsh & McLennan Cos., Inc.                          8,445
                                                                  1,300  The St. Paul Travelers Cos., Inc.                   60,957
                                                                                                                       ------------
                                                                                                                            106,650
                -------------------------------------------------------------------------------------------------------------------
                Machinery - 1.9%                                    600  Caterpillar, Inc.                                   39,480
                                                                    500  Deere & Co.                                         41,955
                                                                                                                       ------------
                                                                                                                             81,435
                -------------------------------------------------------------------------------------------------------------------
                Marine - 0.2%                                       500  Eagle Bulk Shipping, Inc.                            8,040
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Equity Dividend Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                 Shares
                Industry                                           Held  Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                Media - 1.6%                                      1,200  CBS Corp. Class B                             $     33,804
                                                                    600  The McGraw-Hill Cos., Inc                           34,818
                                                                                                                       ------------
                                                                                                                             68,622
                -------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.3%                              100  Newmont Mining Corp.                                 4,275
                                                                    100  Southern Copper Corp.                                9,250
                                                                                                                       ------------
                                                                                                                             13,525
                -------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 2.4%                              200  Ameren Corp.                                        10,558
                                                                    100  Consolidated Edison, Inc.                            4,620
                                                                    500  Dominion Resources, Inc.                            38,245
                                                                    868  Duke Energy Corp.                                   26,214
                                                                    200  KeySpan Corp.                                        8,228
                                                                    300  Wisconsin Energy Corp.                              12,942
                                                                                                                       ------------
                                                                                                                            100,807
                -------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.2%                             186  Federated Department Stores                          8,037
                -------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 10.3%                 800  Chevron Corp.                                       51,888
                                                                  1,200  ConocoPhillips                                      71,436
                                                                  1,200  Consol Energy, Inc.                                 38,076
                                                                  1,600  Exxon Mobil Corp.                                  107,360
                                                                    500  Marathon Oil Corp.                                  38,450
                                                                    800  Murphy Oil Corp.                                    38,040
                                                                    600  Occidental Petroleum Corp.                          28,866
                                                                  1,600  Peabody Energy Corp.                                58,848
                                                                                                                       ------------
                                                                                                                            432,964
                -------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 1.4%                      500  International Paper Co.                             17,315
                                                                    600  MeadWestvaco Corp.                                  15,906
                                                                    400  Weyerhaeuser Co.                                    24,612
                                                                                                                       ------------
                                                                                                                             57,833
                -------------------------------------------------------------------------------------------------------------------
                Personal Products - 0.5%                            700  Avon Products, Inc.                                 21,462
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 3.3%                              300  Abbott Laboratories                                 14,568
                                                                    600  Bristol-Myers Squibb Co.                            14,952
                                                                    300  Johnson & Johnson                                   19,482
                                                                    400  Merck & Co., Inc.                                   16,760
                                                                  1,300  Pfizer, Inc.                                        36,868
                                                                    700  Wyeth                                               35,588
                                                                                                                       ------------
                                                                                                                            138,218
                -------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Equity Dividend Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                 Shares
                Industry                                           Held  Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts (REITs) - 1.4%        400  Kimco Realty Corp.                            $     17,148
                                                                    200  Simon Property Group, Inc.                          18,124
                                                                    500  Taubman Centers, Inc.                               22,210
                                                                                                                       ------------
                                                                                                                             57,482
                -------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.2%                             400  Limited Brands                                      10,596
                -------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance - 0.2%                   100  Freddie Mac                                          6,633
                -------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication Services - 0.4%          300  Alltel Corp.                                        16,650
                -------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the United States         2,815,324
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in North America - 73.0%     3,080,673
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Australia -     Metals & Mining - 4.2%                            4,800  Alumina Ltd.                                        22,173
4.2%                                                              3,400  BHP Billiton Ltd.                                   65,030
                                                                  8,200  BlueScope Steel Ltd.                                39,653
                                                                  1,000  Rio Tinto Ltd.                                      52,312
                -------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Australia                   179,168
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.3%    Metals & Mining - 0.3%                              200  Aluminum Corp. of China Ltd. (a)                    12,744
                -------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in China                        12,744
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the Pacific
                                                                         Basin/Asia - 4.5%                                  191,912
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks
                                                                         (Cost - $2,925,194) - 82.9%                      3,499,102
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Beneficial
                                                               Interest  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                              $ 728,299  BlackRock Liquidity Series, LLC
                                                                         Cash Sweep Series I, 5.18% (b)(d)                  728,299
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost - $728,299) - 17.3%                          728,299
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments
                                                                         (Cost - $3,653,493*) - 100.2%                    4,227,401

                                                                         Liabilities in Excess of Other
                                                                         Assets - (0.2%)                                    (6,651)
                                                                                                                       ------------
                                                                         Net Assets - 100.0%                           $  4,220,750
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 3,653,493
                                                                    ===========
      Gross unrealized appreciation                                 $   624,934
      Gross unrealized depreciation                                     (51,026)
                                                                    -----------
      Net unrealized appreciation                                   $   573,908
                                                                    ===========

BlackRock Series Fund, Inc. - BlackRock Equity Dividend Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------
                                                                           Net             Interest
      Affiliate                                                         Activity            Income
      ---------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I               $ 402,106          $ 8,505
      ---------------------------------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Represents the current yield as of September 30, 2006.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc. - BlackRock Mid Cap Value Opportunities Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
                Industry                                             Held  Common Stocks                                  Value
----------------------------------------------------------------------------------------------------------------------------------
North America
----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.8%   Diversified Telecommunication Services - 1.8%       4,666  BCE, Inc.                                   $   126,402
                ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Canada                   126,402
----------------------------------------------------------------------------------------------------------------------------------
United          Aerospace & Defense - 2.7%                          1,800  Curtiss-Wright Corp.                             54,630
States - 87.1%                                                      3,200  Goodrich Corp.                                  129,664
                                                                                                                       -----------
                                                                                                                           184,294
                ------------------------------------------------------------------------------------------------------------------
                Biotechnology - 4.0%                                1,900  Cephalon, Inc. (d)                              117,325
                                                                    5,400  Medimmune, Inc. (d)                             157,734
                                                                                                                       -----------
                                                                                                                           275,059
                ------------------------------------------------------------------------------------------------------------------
                Capital Markets - 3.0%                              3,600  E*Trade Financial Corp. (d)                      86,112
                                                                    6,000  Janus Capital Group, Inc.                       118,320
                                                                                                                       -----------
                                                                                                                           204,432
                ------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 4.2%                             5,000  The Colonial BancGroup, Inc.                    122,500
                                                                    1,200  Compass Bancshares, Inc.                         68,376
                                                                    2,700  First Midwest Bancorp, Inc.                     102,303
                                                                                                                       -----------
                                                                                                                           293,179
                ------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 3.0%              17,200  Allied Waste Industries, Inc. (d)               193,844
                                                                      680  Avis Budget Group, Inc.                          12,437
                                                                                                                       -----------
                                                                                                                           206,281
                ------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 3.9%                    10,500  Andrew Corp. (d)                                 96,915
                                                                   15,500  Tellabs, Inc. (d)                               169,880
                                                                                                                       -----------
                                                                                                                           266,795
                ------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 4.4%                       7,600  Owens-Illinois, Inc.                            117,192
                                                                   13,600  Smurfit-Stone Container Corp. (d)               152,320
                                                                      800  Temple-Inland, Inc.                              32,080
                                                                                                                       -----------
                                                                                                                           301,592
                ------------------------------------------------------------------------------------------------------------------
                Electronic Equipment & Instruments - 2.8%           1,500  Anixter International, Inc.                      84,705
                                                                    5,800  Ingram Micro, Inc. Class A (d)                  111,128
                                                                                                                       -----------
                                                                                                                           195,833
                ------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 5.1%                  3,500  BJ Services Co.                                 105,455
                                                                      600  Diamond Offshore Drilling, Inc.                  43,422
                                                                    5,200  Dresser-Rand Group, Inc. (d)                    106,080
                                                                    3,000  Rowan Cos., Inc.                                 94,890
                                                                                                                       -----------
                                                                                                                           349,847
                ------------------------------------------------------------------------------------------------------------------
                Food Products - 0.5%                                1,400  Smithfield Foods, Inc. (d)                       37,828
                ------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 1.1%                                  900  Questar Corp.                                    73,593
                ------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.7%             1,600  Biomet, Inc.                                     51,504
                ------------------------------------------------------------------------------------------------------------------
                Health Care Providers & Services - 1.7%            14,400  Tenet Healthcare Corp. (d)                      117,216
                ------------------------------------------------------------------------------------------------------------------
                Health Care Technology - 0.6%                       3,384  Emdeon Corp. (d)                                 39,627
                ------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Mid Cap Value Opportunities Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
                Industry                                             Held  Common Stocks                                  Value
----------------------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 1.1%                1,100  OSI Restaurant Partners, Inc.               $    34,881
                                                                    1,360  Wyndham Worldwide Corp. (d)                      38,039
                                                                                                                       -----------
                                                                                                                            72,920
                ------------------------------------------------------------------------------------------------------------------
                IT Services - 4.0%                                  1,700  Alliance Data Systems Corp. (d)                  93,823
                                                                    4,700  Convergys Corp. (d)                              97,055
                                                                    3,600  Sabre Holdings Corp. Class A                     84,204
                                                                                                                       -----------
                                                                                                                           275,082
                ------------------------------------------------------------------------------------------------------------------
                Insurance - 2.7%                                    7,400  Conseco, Inc. (d)                               155,326
                                                                    1,000  HCC Insurance Holdings, Inc.                     32,880
                                                                                                                       -----------
                                                                                                                           188,206
                ------------------------------------------------------------------------------------------------------------------
                Internet Software & Services - 0.7%                 5,000  CNET Networks, Inc. (d)                          47,900
                ------------------------------------------------------------------------------------------------------------------
                Life Sciences Tools & Services - 1.3%               2,100  Affymetrix, Inc. (d)                             45,276
                                                                    1,000  Charles River Laboratories
                                                                           International, Inc. (d)                          43,410
                                                                                                                       -----------
                                                                                                                            88,686
                ------------------------------------------------------------------------------------------------------------------
                Machinery - 2.9%                                    2,200  AGCO Corp. (d)                                   55,770
                                                                    4,800  Timken Co.                                      142,944
                                                                                                                       -----------
                                                                                                                           198,714
                ------------------------------------------------------------------------------------------------------------------
                Media - 2.4%                                        2,800  Interpublic Group of Cos., Inc. (d)              27,720
                                                                    1,264  Liberty Global, Inc. Series C (d)                31,676
                                                                    6,100  Valassis Communications, Inc. (d)               107,665
                                                                                                                       -----------
                                                                                                                           167,061
                ------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 1.4%                              1,900  Nucor Corp.                                      94,031
                ------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 1.7%                              3,200  OGE Energy Corp.                                115,552
                ------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 6.1%                  1,500  Cabot Oil & Gas Corp. Class A                    71,895
                                                                    2,100  Murphy Oil Corp.                                 99,855
                                                                    3,700  Newfield Exploration Co. (d)                    142,598
                                                                    2,400  Noble Energy, Inc.                              109,416
                                                                                                                       -----------
                                                                                                                           423,764
                ------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 2.4%                              5,200  Medicis Pharmaceutical Corp. Class A            168,220
                ------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts (REITs) - 5.5%        6,100  Crescent Real Estate EQT Co.                    133,041
                                                                   10,300  Friedman Billings Ramsey Group, Inc.
                                                                           Class A                                          82,709
                                                                    2,900  New Plan Excel Realty Trust                      78,445
                                                                    2,300  Rayonier, Inc.                                   86,940
                                                                                                                       -----------
                                                                                                                           381,135
                ------------------------------------------------------------------------------------------------------------------
                Real Estate Management & Development - 0.6%         1,800  Realogy Corp. (d)                                41,392
                ------------------------------------------------------------------------------------------------------------------
                Road & Rail - 1.2%                                  4,000  JB Hunt Transport Services, Inc.                 83,080
                ------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor Equipment - 0.4%     1,200  Intersil Corp. Class A                           29,460
                ------------------------------------------------------------------------------------------------------------------
                Software - 4.7%                                     1,550  Hyperion Solutions Corp. (d)                     53,444
                                                                    3,900  McAfee, Inc. (d)                                 95,394

BlackRock Series Fund, Inc. - BlackRock Mid Cap Value Opportunities Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
                Industry                                             Held  Common Stocks                                  Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                   20,400  Novell, Inc. (d)                            $   124,848
                                                                    5,700  TIBCO Software, Inc. (d)                         51,186
                                                                                                                       -----------
                                                                                                                           324,872
                ------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 5.5%                             5,100  Foot Locker, Inc.                               128,775
                                                                    8,900  The Gap, Inc.                                   168,655
                                                                    4,400  RadioShack Corp.                                 84,920
                                                                                                                       -----------
                                                                                                                           382,350
                ------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance - 2.7%                   4,450  Sovereign Bancorp, Inc.                          95,719
                                                                    1,900  Webster Financial Corp.                          89,509
                                                                                                                       -----------
                                                                                                                           185,228
                ------------------------------------------------------------------------------------------------------------------
                Trading Companies & Distributors - 2.1%             6,400  United Rentals, Inc. (d)                        148,800
                ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the United States      6,013,533
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in North
                                                                           America - 88.9%                               6,139,935
----------------------------------------------------------------------------------------------------------------------------------
Western Europe
----------------------------------------------------------------------------------------------------------------------------------
Netherlands -   Construction & Engineering - 1.4%                   4,000  Chicago Bridge & Iron Co. NV                     96,240
1.4%            ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the Netherlands           96,240
----------------------------------------------------------------------------------------------------------------------------------
Switzerland -   Biotechnology - 1.4%                                4,500  Serono SA (a)                                    96,705
1.4%            ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Switzerland               96,705
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Western
                                                                           Europe - 2.8%                                   192,945
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks
                                                                           (Cost - $6,174,134) - 91.7%                   6,332,880
----------------------------------------------------------------------------------------------------------------------------------

North America                                                              Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------------------
United                                                                700  iShares Dow Jones US Real Estate Index
States - 6.0%                                                              Fund                                             54,005
                                                                    1,200  iShares Dow Jones US Utilities Sector
                                                                           Index Fund                                       99,336
                                                                      500  iShares Russell 2000 Index Fund                  35,985
                                                                    2,100  iShares S&P SmallCap 600 Index Fund             128,877
                                                                      700  Midcap SPDR Trust Series 1                       96,453
                ------------------------------------------------------------------------------------------------------------------
                                                                           Total Exchange-Traded Funds
                                                                           (Cost - $400,493) - 6.0%                        414,656
----------------------------------------------------------------------------------------------------------------------------------

                                                               Beneficial
                                                                 Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                                $ 137,784  BlackRock Liquidity Series, LLC Cash
                                                                           Sweep Series I, 5.18% (b)(c)                    137,784
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Short-Term Securities
                                                                           (Cost - $137,784) - 2.0%                        137,784
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Investments
                                                                           (Cost - $6,712,411*) - 99.7%                  6,885,320

                                                                           Other Assets Less Liabilities - 0.3%             21,216
                                                                                                                       -----------
                                                                           Net Assets - 100.0%                         $ 6,906,536
                                                                                                                       ===========

BlackRock Series Fund, Inc. - BlackRock Mid Cap Value Opportunities Portfolio

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 6,723,790
                                                                    ===========
      Gross unrealized appreciation                                 $   450,180
      Gross unrealized depreciation                                    (288,650)
                                                                    -----------
      Net unrealized appreciation                                   $   161,530
                                                                    ===========

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                                                     Net               Interest
      Affiliate                                                                    Activity             Income
      ---------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I                         $ (16,898)           $ 4,748
      ---------------------------------------------------------------------------------------------------------

(c)   Represents the current yield as of September 30, 2006.
(d)   Non-income producing security.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
Advertising                           300  24/7 Real Media, Inc. (a)                                   $     2,562
Agencies - 0.6%                       187  Advo, Inc.                                                        5,232
                                      447  aQuantive, Inc. (a)                                              10,558
                                      330  Catalina Marketing Corp.                                          9,075
                                      139  inVentiv Health, Inc. (a)                                         4,452
                                      141  Marchex, Inc. Class B (a)                                         2,163
                                      330  Valassis Communications, Inc. (a)                                 5,825
                                      551  ValueClick, Inc. (a)                                             10,216
                                                                                                       -----------
                                                                                                            50,083
------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                      100  Argon ST, Inc. (a)                                                2,397
                                      294  Curtiss-Wright Corp.                                              8,923
                                      147  Heico Corp.                                                       5,042
                                      110  K&F Industries Holdings, Inc. (a)                                 2,066
                                      100  Ladish Co., Inc. (a)                                              2,888
                                       62  MTC Technologies, Inc. (a)                                        1,490
                                      241  Moog, Inc. Class A (a)                                            8,353
                                      360  Orbital Sciences Corp. (a)                                        6,757
                                      199  Teledyne Technologies, Inc. (a)                                   7,880
                                       76  United Industrial Corp.                                           4,066
                                                                                                       -----------
                                                                                                            49,862
------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing &                 24  Alico, Inc.                                                       1,404
Ranching - 0.2%                       258  Delta & Pine Land Co.                                            10,449
                                      265  Gold Kist, Inc. (a)                                               5,523
                                                                                                       -----------
                                                                                                            17,376
------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                  240  AAR Corp. (a)                                                     5,722
                                      300  ABX Air, Inc. (a)                                                 1,686
                                      527  AirTran Holdings, Inc. (a)                                        5,228
                                      190  Alaska Air Group, Inc. (a)                                        7,228
                                      100  Atlas Air Worldwide Holdings, Inc. (a)                            4,352
                                      118  Bristow Group, Inc. (a)                                           4,059
                                      222  EGL, Inc. (a)                                                     8,090
                                      212  ExpressJet Holdings, Inc. (a)                                     1,401
                                      311  Frontier Airlines Holdings, Inc. (a)                              2,566
                                    1,100  JetBlue Airways Corp. (a)(f)                                     10,197
                                      245  Mesa Air Group, Inc. (a)                                          1,901
                                      100  PHI, Inc. (a)                                                     3,047
                                      200  Republic Airways Holdings, Inc. (a)                               3,104
                                      359  Skywest, Inc.                                                     8,803
                                                                                                       -----------
                                                                                                            67,384
------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                       189  Aleris International, Inc. (a)                                    9,552
                                      138  Century Aluminum Co. (a)                                          4,644
                                                                                                       -----------
                                                                                                            14,196
------------------------------------------------------------------------------------------------------------------
Auto Parts:                            99  Aftermarket Technology Corp. (a)                                  1,758
After Market - 0.1%                    46  Commercial Vehicle Group, Inc. (a)                                  886
                                      117  Keystone Automotive Industries, Inc. (a)                          4,448
                                      164  Superior Industries International, Inc.                           2,754
                                                                                                       -----------
                                                                                                             9,846
------------------------------------------------------------------------------------------------------------------
Auto Parts:                           300  American Axle & Manufacturing Holdings, Inc.                      5,007
Original                              465  ArvinMeritor, Inc.                                                6,622
Equipment - 0.5%                      100  Fuel Systems Solutions, Inc. (a)                                  1,272
                                      400  Lear Corp.                                                        8,280
                                       50  Noble International Ltd.                                            626
                                      300  Quantum Fuel Systems Technologies Worldwide, Inc. (a)               594

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                       44  Sauer-Danfoss, Inc.                                         $     1,055
                                       17  Strattec Security Corp. (a)                                         651
                                      257  Tenneco, Inc. (a)                                                 6,011
                                      816  Visteon Corp. (a)                                                 6,650
                                                                                                       -----------
                                                                                                            36,768
------------------------------------------------------------------------------------------------------------------
Auto, Trucks &                        100  Accuride Corp. (a)                                                1,101
Parts - 0.2%                          242  Modine Manufacturing Co.                                          5,888
                                      300  Navistar International Corp. (a)                                  7,746
                                      215  Wabash National Corp.                                             2,943
                                                                                                       -----------
                                                                                                            17,678
------------------------------------------------------------------------------------------------------------------
Banks: New York                       125  Signature Bank (a)                                                3,866
City - 0.0%
------------------------------------------------------------------------------------------------------------------
Banks: Outside                         64  1st Source Corp.                                                  1,889
New York City - 7.3%                   79  Alabama National Bancorp.                                         5,392
                                      181  Amcore Financial, Inc.                                            5,482
                                       92  AmericanWest Bancorp                                              1,955
                                      105  Ameris Bancorp                                                    2,857
                                       43  Arrow Financial Corp.                                             1,097
                                       54  Bancfirst Corp.                                                   2,523
                                      100  The Bancorp, Inc. (a)                                             2,549
                                       36  BancTrust Financial Group, Inc.                                   1,004
                                       83  Bank of Granite Corp.                                             1,446
                                       85  Bank of the Ozarks, Inc.                                          2,879
                                      160  BankFinancial Corp.                                               2,798
                                       51  Banner Corp.                                                      2,093
                                      238  Boston Private Financial Holdings, Inc.                           6,635
                                      350  CVB Financial Corp.                                               5,169
                                      127  Cadence Financial Corp.                                           2,574
                                       39  Camden National Corp.                                             1,568
                                       63  Capital City Bank Group, Inc.                                     1,959
                                       41  Capital Corp. of the West                                         1,272
                                       42  Capital Crossing Bank (a)                                         1,222
                                       53  Capitol Bancorp Ltd.                                              2,358
                                      100  Cardinal Financial Corp.                                          1,096
                                       86  Cascade Bancorp                                                   3,222
                                      299  Cathay General Bancorp                                           10,794
                                      400  Centennial Bank Holdings, Inc. (a)                                3,872
                                       88  Center Financial Corp.                                            2,093
                                      198  Central Pacific Financial Corp.                                   7,243
                                      177  Chemical Financial Corp.                                          5,253
                                      321  Chittenden Corp.                                                  9,209
                                      301  Citizens Banking Corp.                                            7,904
                                      124  City Holding Co.                                                  4,944
                                       37  CityBank                                                          1,738
                                       61  CoBiz, Inc.                                                       1,394
                                      122  Columbia Banking System, Inc.                                     3,905
                                      196  Community Bank System, Inc.                                       4,343
                                      148  Community Banks, Inc.                                             3,966
                                       63  Community Trust Bancorp, Inc.                                     2,372
                                      286  Corus Bankshares, Inc.                                            6,395
                                      500  Doral Financial Corp.                                             3,295
                                       31  FNB Corp.                                                         1,116
                                       52  Farmers Capital Bank Corp.                                        1,761
                                       32  Financial Institutions, Inc.                                        748
                                      470  First BanCorp                                                     5,198

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                       55  First Bancorp                                               $     1,121
                                       64  First Busey Corp.                                                 1,453
                                      178  First Charter Corp.                                               4,283
                                      427  First Commonwealth Financial Corp.                                5,564
                                       97  First Community Bancorp, Inc.                                     5,427
                                       80  First Community Bancshares, Inc.                                  2,670
                                      160  First Financial Bancorp                                           2,546
                                      105  First Financial Bankshares, Inc.                                  4,006
                                       75  First Financial Corp.                                             2,393
                                      140  First Merchants Corp.                                             3,311
                                      321  First Midwest Bancorp, Inc.                                      12,163
                                      128  First State Bancorp.                                              3,324
                                      400  FirstMerit Corp.                                                  9,268
                                      197  Franklin Bank Corp. (a)                                           3,916
                                      270  Frontier Financial Corp.                                          7,004
                                       87  GB&T Bancshares, Inc.                                             1,831
                                      220  Glacier Bancorp, Inc.                                             7,517
                                      357  Greater Bay Bancorp                                              10,071
                                      100  Greene County Bancshares, Inc.                                    3,656
                                      169  Hancock Holding Co.                                               9,050
                                      222  Hanmi Financial Corp.                                             4,351
                                      170  Harleysville National Corp.                                       3,417
                                       41  Heartland Financial USA, Inc.                                     1,053
                                      100  Heritage Commerce Corp.                                           2,314
                                        5  Huntington Bancshares, Inc.                                         120
                                      112  Independent Bank Corp./MA                                         3,642
                                      117  Independent Bank Corp./MI                                         2,830
                                      122  Integra Bank Corp.                                                3,084
                                       81  Interchange Financial Services Corp.                              1,832
                                      300  International Bancshares Corp.                                    8,904
                                      300  Investors Bancorp, Inc. (a)                                       4,527
                                      133  Irwin Financial Corp.                                             2,601
                                       93  Lakeland Bancorp, Inc.                                            1,328
                                      102  Lakeland Financial Corp.                                          2,398
                                      129  MB Financial, Inc.                                                4,756
                                       74  MBT Financial Corp.                                               1,098
                                       76  Macatawa Bank Corp.                                               1,740
                                       44  MainSource Financial Group, Inc.                                    747
                                       37  Mercantile Bank Corp.                                             1,463
                                      173  Mid-State Bancshares                                              4,733
                                       49  Midwest Banc Holdings, Inc.                                       1,197
                                      198  NBT Bancorp, Inc.                                                 4,605
                                      141  Nara Bancorp, Inc.                                                2,579
                                      270  National Penn Bancshares, Inc.                                    5,295
                                      419  Old National Bancorp                                              8,003
                                       73  Old Second Bancorp, Inc.                                          2,187
                                       89  Omega Financial Corp.                                             2,676
                                      140  Oriental Financial Group                                          1,669
                                        9  PNC Financial Services Group, Inc. (b)                              652
                                      286  Pacific Capital Bancorp                                           7,713
                                       91  Park National Corp.                                               9,108
                                       33  Peapack-Gladstone Financial Corp.                                   808
                                       52  Peoples Bancorp, Inc.                                             1,520
                                      100  Pinnacle Financial Partners, Inc. (a)                             3,580

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      122  Piper Jaffray Cos. (a)                                      $     7,396
                                      155  Placer Sierra Bancshares                                          3,443
                                      100  Premierwest Bancorp                                               1,597
                                      124  PrivateBancorp, Inc.                                              5,669
                                      126  Prosperity Bancshares, Inc.                                       4,289
                                      228  Provident Bankshares Corp.                                        8,447
                                      196  R-G Financial Corp. Class B                                       1,460
                                       66  Renasant Corp.                                                    1,853
                                      436  Republic Bancorp, Inc.                                            5,812
                                       37  Republic Bancorp, Inc. Class A                                      783
                                      143  S&T Bancorp, Inc.                                                 4,648
                                       68  SCBT Financial Corp.                                              2,543
                                      244  SVB Financial Group (a)                                          10,892
                                       60  SY Bancorp, Inc.                                                  1,780
                                       83  Sandy Spring Bancorp, Inc.                                        2,935
                                       54  Seacoast Banking Corp. of Florida                                 1,631
                                       38  Security Bank Corp.                                                 859
                                       80  Simmons First National Corp. Class A                              2,321
                                       45  Southside Bancshares, Inc.                                        1,201
                                       91  Southwest Bancorp, Inc.                                           2,350
                                       43  State Bancorp, Inc.                                                 880
                                      330  Sterling Bancshares, Inc.                                         6,683
                                      156  Sterling Financial Corp.                                          3,430
                                       58  Suffolk Bancorp                                                   1,851
                                       48  Sun Bancorp, Inc. (a)                                               904
                                      100  Superior Bancorp (a)                                              1,150
                                      324  Susquehanna Bancshares, Inc.                                      7,919
                                      164  Texas Capital Bancshares, Inc. (a)                                3,070
                                      314  Texas Regional Bancshares, Inc. Class A                          12,073
                                       46  Tompkins Trustco, Inc.                                            2,091
                                       53  Trico Bancshares                                                  1,312
                                      427  TrustCo Bank Corp. NY                                             4,629
                                      295  Trustmark Corp.                                                   9,272
                                      600  UCBH Holdings, Inc.                                              10,476
                                      216  UMB Financial Corp.                                               7,899
                                       58  USB Holding Co., Inc.                                             1,279
                                      354  Umpqua Holdings Corp.                                            10,124
                                       70  Union Bankshares Corp.                                            3,102
                                      260  United Bankshares, Inc.                                           9,677
                                      170  United Community Banks, Inc.                                      5,109
                                       58  Univest Corp. of Pennsylvania                                     1,676
                                      100  Vineyard National Bancorp                                         2,596
                                       52  Virginia Commerce Bancorp (a)                                     1,154
                                       92  Virginia Financial Group, Inc.                                    2,513
                                       71  Washington Trust Bancorp, Inc.                                    1,882
                                      108  WesBanco, Inc.                                                    3,156
                                      145  West Bancorp., Inc.                                               2,481
                                      119  West Coast Bancorp                                                3,634
                                      218  Westamerica Bancorp.                                             11,011
                                      100  Western Alliance Bancorp (a)                                      3,290
                                      115  Wilshire Bancorp, Inc.                                            2,190
                                      151  Wintrust Financial Corp.                                          7,573
                                       41  Yardville National Bancorp                                        1,462
                                                                                                       -----------
                                                                                                           577,143
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
Beverage: Brewers                      73  Boston Beer Co., Inc. Class A (a)                           $     2,398
(Wineries) - 0.0%
------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%           18  Coca-Cola Bottling Co. Consolidated                               1,116
                                      200  Jones Soda Co. (a)                                                1,790
                                       94  Peet's Coffee & Tea, Inc. (a)                                     2,351
                                                                                                       -----------
                                                                                                             5,257
------------------------------------------------------------------------------------------------------------------
Biotechnology Research                300  ADVENTRX Pharmaceuticals, Inc. (a)                                  822
& Production - 2.6%                   300  AVI BioPharma, Inc. (a)                                           1,089
                                      100  Acadia Pharmaceuticals, Inc. (a)                                    864
                                      100  Advanced Magnetics, Inc. (a)                                      3,410
                                      223  Albany Molecular Research, Inc. (a)                               2,087
                                      191  Alexion Pharmaceuticals, Inc. (a)                                 6,490
                                      200  Alnylam Pharmaceuticals, Inc. (a)                                 2,882
                                      300  American Oriental Bioengineering, Inc. (a)                        1,824
                                      458  Applera Corp. - Celera Genomics Group (a)                         6,375
                                      300  Arena Pharmaceuticals, Inc. (a)                                   3,594
                                      381  Ariad Pharmaceuticals, Inc. (a)                                   1,661
                                      340  Array Biopharma, Inc. (a)                                         2,897
                                      151  Arthrocare Corp. (a)                                              7,076
                                      388  Bioenvision, Inc. (a)                                             2,138
                                      328  Cell Genesys, Inc. (a)                                            1,499
                                       40  Coley Pharmaceutical Group, Inc. (a)                                457
                                      100  Combinatorx, Inc.                                                   623
                                      100  Cotherix, Inc. (a)                                                  706
                                      351  Cubist Pharmaceuticals, Inc. (a)                                  7,631
                                      374  Cypress Bioscience, Inc. (a)                                      2,726
                                      100  Cytokinetics, Inc. (a)                                              643
                                      351  deCODE genetics, Inc. (a)                                         1,931
                                      103  Digene Corp. (a)                                                  4,444
                                      120  Diversa Corp. (a)                                                   962
                                      403  Encysive Pharmaceuticals, Inc. (a)                                1,733
                                      311  Enzon Pharmaceuticals, Inc. (a)                                   2,566
                                      483  Exelixis, Inc. (a)                                                4,207
                                      200  Genitope Corp. (a)                                                  584
                                      600  Genta, Inc. (a)                                                     468
                                      431  Geron Corp. (a)                                                   2,702
                                      100  Hana Biosciences, Inc. (a)                                          686
                                      827  Human Genome Sciences, Inc. (a)                                   9,544
                                      400  ICOS Corp. (a)                                                   10,024
                                      100  Idenix Pharmaceuticals Inc. (a)                                     970
                                      531  Incyte Corp. (a)                                                  2,246
                                      121  Integra LifeSciences Holdings Corp. (a)                           4,535
                                      210  InterMune, Inc. (a)                                               3,448
                                      100  Kendle International, Inc. (a)                                    3,202
                                       74  Kensey Nash Corp. (a)                                             2,166
                                      220  Keryx Biopharmaceuticals, Inc. (a)                                2,603
                                      382  Lexicon Genetics, Inc. (a)                                        1,440
                                      169  MannKind Corp. (a)                                                3,211
                                      200  Martek Biosciences Corp. (a)                                      4,302
                                      118  Maxygen, Inc. (a)                                                   981
                                      100  Metabasis Therapeutics, Inc. (a)                                    562
                                      100  Momenta Pharmaceuticals, Inc. (a)                                 1,352
                                    1,100  Monogram Biosciences, Inc. (a)                                    1,683
                                      192  Myogen, Inc. (a)                                                  6,735
                                      216  Myriad Genetics, Inc. (a)                                         5,324

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      430  NPS Pharmaceuticals, Inc. (a)                               $     1,638
                                      357  Nabi Biopharmaceuticals (a)                                       2,063
                                      200  Nastech Pharmaceutical Co., Inc. (a)                              3,052
                                      300  Neurocrine Biosciences, Inc. (a)                                  3,225
                                      238  Northfield Laboratories, Inc. (a)(f)                              3,418
                                      314  Nuvelo, Inc. (a)                                                  5,727
                                      300  OSI Pharmaceuticals, Inc. (a)                                    11,259
                                       69  PRA International, Inc. (a)                                       1,842
                                      300  Panacos Pharmaceuticals, Inc. (a)                                 1,488
                                    1,400  Peregrine Pharmaceuticals, Inc. (a)                               1,764
                                       93  Progenics Pharmaceuticals, Inc. (a)                               2,182
                                      182  Rigel Pharmaceuticals, Inc. (a)                                   1,869
                                      300  Sangamo Biosciences, Inc. (a)                                     1,668
                                      352  Savient Pharmaceuticals, Inc. (a)                                 2,292
                                      300  Sirna Therapeutics, Inc. (a)                                      1,671
                                      100  Solexa, Inc. (a)                                                    882
                                      140  Tanox, Inc. (a)                                                   1,655
                                      306  Telik, Inc. (a)                                                   5,444
                                      100  Tercica, Inc. (a)                                                   533
                                      122  Trimeris, Inc. (a)                                                1,074
                                      400  Viropharma, Inc. (a)                                              4,868
                                      214  Zymogenetics, Inc. (a)                                            3,610
                                                                                                       -----------
                                                                                                           205,329
------------------------------------------------------------------------------------------------------------------
Building Materials - 0.6%              41  Ameron International Corp.                                        2,724
                                      100  BlueLinx Holdings, Inc.                                             952
                                      198  Building Material Holding Corp.                                   5,152
                                      166  LSI Industries, Inc.                                              2,698
                                      141  NCI Building Systems, Inc. (a)                                    8,202
                                      228  Simpson Manufacturing Co., Inc.                                   6,163
                                      148  Texas Industries, Inc.                                            7,705
                                       60  Trex Co., Inc. (a)                                                1,450
                                      161  Watsco, Inc.                                                      7,408
                                      100  Zoltek Cos., Inc. (a)                                             2,555
                                                                                                       -----------
                                                                                                            45,009
------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%               200  US Concrete, Inc. (a)                                             1,302
------------------------------------------------------------------------------------------------------------------
Building: Heating &                    90  Interline Brands, Inc. (a)                                        2,221
Plumbing - 0.1%                       452  Jacuzzi Brands, Inc. (a)                                          4,515
                                                                                                       -----------
                                                                                                             6,736
------------------------------------------------------------------------------------------------------------------
Building:                              80  Builders FirstSource, Inc. (a)                                    1,218
Miscellaneous - 0.2%                  205  Comfort Systems USA, Inc.                                         2,349
                                      120  Drew Industries, Inc. (a)                                         3,031
                                      100  Goodman Global, Inc. (a)                                          1,335
                                      243  Griffon Corp. (a)                                                 5,800
                                                                                                       -----------
                                                                                                            13,733
------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard         263  Beacon Roofing Supply, Inc. (a)                                   5,323
- 0.1%                                116  ElkCorp                                                           3,149
                                                                                                       -----------
                                                                                                             8,472
------------------------------------------------------------------------------------------------------------------
Cable Television Services -         2,898  Charter Communications, Inc. Class A (a)                          4,405
0.1%                                  100  Crown Media Holdings, Inc. Class A (a)                              449
                                      548  TiVo, Inc. (a)                                                    4,159
                                                                                                       -----------
                                                                                                             9,013
------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.7%             174  Ameristar Casinos, Inc.                                           3,777
                                      242  Aztar Corp. (a)                                                  12,828
                                      359  Bally Technologies, Inc. (a)                                      6,318

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      200  Century Casinos, Inc. (a)                                   $     1,988
                                       40  Churchill Downs, Inc.                                             1,682
                                      147  Dover Downs Gaming & Entertainment, Inc.                          1,786
                                       75  Isle of Capri Casinos, Inc. (a)                                   1,580
                                      100  Lakes Entertainment, Inc. (a)                                       966
                                      188  MTR Gaming Group, Inc. (a)                                        1,765
                                      299  Magna Entertainment Corp. Class A (a)                             1,402
                                      173  Multimedia Games, Inc. (a)                                        1,571
                                      285  Pinnacle Entertainment, Inc. (a)                                  8,014
                                      300  Progressive Gaming International Corp. (a)                        2,460
                                      243  Shuffle Master, Inc. (a)                                          6,563
                                      100  Trump Entertainment Resorts, Inc. (a)                             1,696
                                      119  WMS Industries, Inc. (a)                                          3,476
                                                                                                       -----------
                                                                                                            57,872
------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                       58  American Vanguard Corp.                                             812
                                      171  Arch Chemicals, Inc.                                              4,865
                                      100  Balchem Corp.                                                     1,979
                                      280  CF Industries Holdings, Inc.                                      4,780
                                      173  Cabot Microelectronics Corp. (a)                                  4,986
                                      271  Calgon Carbon Corp. (a)                                           1,198
                                      156  Cambrex Corp.                                                     3,231
                                      100  China BAK Battery, Inc. (a)                                         672
                                      227  Energy Conversion Devices, Inc. (a)                               8,408
                                      250  EnerSys (a)                                                       4,010
                                      198  Georgia Gulf Corp.                                                5,429
                                      693  Hercules, Inc. (a)                                               10,929
                                      103  Innospec, Inc.                                                    3,059
                                      165  MacDermid, Inc.                                                   5,382
                                      170  Medis Technologies Ltd. (a)                                       4,201
                                       32  NL Industries, Inc.                                                 318
                                       91  NewMarket Corp.                                                   5,293
                                       64  Nuco2, Inc. (a)                                                   1,722
                                      199  OM Group, Inc. (a)                                                8,744
                                      300  Omnova Solutions, Inc. (a)                                        1,254
                                      100  Pioneer Cos., Inc. (a)                                            2,451
                                      554  PolyOne Corp. (a)                                                 4,615
                                      140  Rockwood Holdings, Inc. (a)                                       2,797
                                      176  Schulman A, Inc.                                                  4,138
                                      100  Senomyx, Inc. (a)                                                 1,537
                                      100  Tronox, Inc. Class A                                              1,275
                                      100  Tronox, Inc. Class B                                              1,277
                                      310  UAP Holding Corp.                                                 6,625
                                      414  WR Grace & Co. (a)                                                5,490
                                                                                                       -----------
                                                                                                           111,477
------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                           300  Alpha Natural Resources, Inc. (a)                                 4,728
                                      600  International Coal Group, Inc. (a)                                2,532
                                      100  James River Coal Co. (a)                                          1,055
                                                                                                       -----------
                                                                                                             8,315
------------------------------------------------------------------------------------------------------------------
Commercial Information                192  Arbitron, Inc.                                                    7,106
Services - 0.2%                     2,757  CMGI, Inc. (a)                                                    2,922
                                      179  infoUSA, Inc.                                                     1,486
                                      108  LECG Corp. (a)                                                    2,026
                                      175  ProQuest Co. (a)                                                  2,279
                                                                                                       -----------
                                                                                                            15,819
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%         372  Entravision Communications Corp. Class A (a)                $     2,768
                                    1,500  Gemstar-TV Guide International, Inc. (a)                          4,980
                                       26  Triple Crown Media, Inc. (a)                                        189
                                                                                                       -----------
                                                                                                             7,937
------------------------------------------------------------------------------------------------------------------
Communications Technology -         2,300  3Com Corp. (a)                                                   10,143
2.9%                                  400  Adtran, Inc.                                                      9,536
                                      106  Anaren, Inc. (a)                                                  2,233
                                      183  Anixter International, Inc.                                      10,334
                                      300  Atheros Communications, Inc. (a)                                  5,439
                                      800  Avanex Corp. (a)                                                  1,384
                                      260  Avocent Corp. (a)                                                 7,831
                                       89  Bel Fuse, Inc.                                                    2,856
                                       97  Black Box Corp.                                                   3,775
                                      457  Broadwing Corp. (a)                                               5,767
                                    1,673  Brocade Communications Systems, Inc. (a)                         11,811
                                      316  CSG Systems International, Inc. (a)                               8,352
                                      100  Carrier Access Corp. (a)                                            710
                                      100  Cbeyond Communications, Inc. (a)                                  2,745
                                      100  Cogent Communications Group, Inc. (a)                             1,159
                                      300  CommScope, Inc. (a)                                               9,858
                                      100  Comtech Group, Inc. (a)                                           1,497
                                      154  Comtech Telecommunications Corp. (a)                              5,156
                                      161  Digi International, Inc. (a)                                      2,173
                                      219  Ditech Networks, Inc. (a)                                         1,688
                                      100  EMS Technologies, Inc. (a)                                        1,878
                                      219  Echelon Corp. (a)                                                 1,800
                                      774  Extreme Networks, Inc. (a)                                        2,810
                                    1,377  Finisar Corp. (a)                                                 4,999
                                      800  Foundry Networks, Inc. (a)                                       10,520
                                      513  Harmonic, Inc. (a)                                                3,771
                                      100  ID Systems, Inc. (a)                                              2,363
                                      158  InPhonic, Inc. (a)                                                1,251
                                      152  Inter-Tel, Inc.                                                   3,283
                                      262  InterVoice, Inc. (a)                                              1,661
                                      195  Ixia (a)                                                          1,737
                                      330  j2 Global Communications, Inc. (a)                                8,966
                                      259  Netgear, Inc. (a)                                                 5,333
                                      208  Novatel Wireless, Inc. (a)                                        2,003
                                       94  Oplink Communications, Inc. (a)                                   1,878
                                      358  Redback Networks, Inc. (a)                                        4,969
                                      309  Secure Computing Corp. (a)                                        1,956
                                      200  Sirenza Microdevices, Inc. (a)                                    1,580
                                    1,500  Sonus Networks, Inc. (a)                                          7,890
                                      140  Standard Microsystems Corp. (a)                                   3,979
                                      600  Stratex Networks, Inc. (a)                                        2,664
                                    1,069  Sycamore Networks, Inc. (a)                                       4,041
                                      120  Syniverse Holdings, Inc. (a)                                      1,800
                                    1,300  TIBCO Software, Inc. (a)                                         11,674
                                      166  Talx Corp.                                                        4,070
                                      345  Tekelec (a)                                                       4,471
                                      157  Terremark Worldwide, Inc. (a)                                       871
                                       51  Ulticom, Inc. (a)                                                   531
                                      700  Utstarcom, Inc. (a)                                               6,209
                                      153  Viasat, Inc. (a)                                                  3,837

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      300  Vonage Holdings Corp. (a)                                   $     2,064
                                      286  WebEx Communications, Inc. (a)                                   11,160
                                      501  Zhone Technologies, Inc. (a)                                        536
                                                                                                       -----------
                                                                                                           233,002
------------------------------------------------------------------------------------------------------------------
Computer Services Software &          400  @Road, Inc. (a)                                                   2,336
Systems - 4.9%                        100  Access Integrated Technologies, Inc. (a)                            947
                                      300  Actuate Corp. (a)                                                 1,326
                                      383  Agile Software Corp. (a)                                          2,501
                                      146  Altiris, Inc. (a)                                                 3,079
                                      100  American Reprographics Co. (a)                                    3,206
                                      100  Ansoft Corp. (a)                                                  2,491
                                      216  Ansys, Inc. (a)                                                   9,543
                                      401  Ariba, Inc. (a)                                                   3,003
                                      600  Art Technology Group, Inc. (a)                                    1,536
                                      316  Aspen Technology, Inc. (a)                                        3,451
                                      200  Audible, Inc. (a)(f)                                              1,452
                                    1,100  BearingPoint, Inc. (a)                                            8,646
                                      200  Blackbaud, Inc.                                                   4,398
                                      100  Blackboard, Inc. (a)                                              2,650
                                       81  Blue Coat Systems, Inc. (a)                                       1,459
                                      564  Borland Software Corp. (a)                                        3,232
                                      200  Bottomline Technologies, Inc. (a)                                 1,952
                                      200  CACI International, Inc. Class A (a)                             11,002
                                      100  COMSYS IT Partners, Inc. (a)                                      1,719
                                      400  Chordiant Software, Inc. (a)                                      1,228
                                      303  Ciber, Inc. (a)                                                   2,009
                                      100  Click Commerce, Inc. (a)                                          2,262
                                      143  Concur Technologies, Inc. (a)                                     2,081
                                      100  Convera Corp. (a)                                                   529
                                      125  Covansys Corp. (a)                                                2,143
                                      255  Dendrite International, Inc. (a)                                  2,494
                                      204  Digital River, Inc. (a)                                          10,428
                                      497  Digitas, Inc. (a)                                                 4,781
                                       82  eCollege.com, Inc. (a)                                            1,311
                                      116  EPIQ Systems, Inc. (a)                                            1,706
                                      373  Electronics for Imaging, Inc. (a)                                 8,534
                                      200  Emageon, Inc. (a)                                                 3,118
                                      285  Epicor Software Corp. (a)                                         3,736
                                      158  Equinix, Inc. (a)                                                 9,496
                                      382  Gartner, Inc. Class A (a)                                         6,719
                                      300  Hyperion Solutions Corp. (a)                                     10,344
                                      100  i2 Technologies, Inc. (a)                                         1,873
                                      100  iGate Corp. (a)                                                     494
                                      124  Infocrossing, Inc. (a)                                            1,663
                                      499  Informatica Corp. (a)                                             6,781
                                      281  Internet Capital Group, Inc. (a)                                  2,655
                                      242  Internet Security Systems, Inc. (a)                               6,718
                                      261  Interwoven, Inc. (a)                                              2,879
                                      196  JDA Software Group, Inc. (a)                                      3,022
                                      122  Jupitermedia Corp. (a)                                            1,057
                                      158  Kanbay International, Inc. (a)                                    3,248
                                      305  Keane, Inc. (a)                                                   4,395
                                      621  Lawson Software, Inc. (a)                                         4,502
                                      368  Lionbridge Technologies, Inc. (a)                                 2,808

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      105  MRO Software, Inc. (a)                                      $     2,695
                                      339  Macrovision Corp. (a)                                             8,031
                                      240  Magma Design Automation, Inc. (a)                                 2,184
                                      211  Manhattan Associates, Inc. (a)                                    5,094
                                       96  Mantech International Corp. Class A (a)                           3,169
                                      158  Mapinfo Corp. (a)                                                 2,027
                                      528  Mentor Graphics Corp. (a)                                         7,434
                                      152  Mercury Computer Systems, Inc. (a)                                1,801
                                      186  Merge Technologies, Inc. (a)                                      1,280
                                      101  MicroStrategy, Inc. Class A (a)                                  10,285
                                      224  Micros Systems, Inc. (a)                                         10,958
                                      116  Ness Technologies, Inc. (a)                                       1,549
                                      116  Netscout Systems, Inc. (a)                                          753
                                      781  Nuance Communications, Inc. (a)                                   6,381
                                      552  Openwave Systems, Inc. (a)                                        5,167
                                      423  Opsware, Inc. (a)                                                 3,811
                                      113  PDF Solutions, Inc. (a)                                           1,238
                                      198  Packeteer, Inc. (a)                                               1,705
                                      694  Parametric Technology Corp. (a)                                  12,117
                                      100  Pegasystems, Inc.                                                   873
                                      288  Progress Software Corp. (a)                                       7,488
                                      100  QAD, Inc.                                                           808
                                      409  Quest Software, Inc. (a)                                          5,841
                                      595  RealNetworks, Inc. (a)                                            6,313
                                      100  RightNow Technologies, Inc. (a)                                   1,561
                                      200  SAVVIS, Inc. (a)                                                  5,690
                                       53  SI International, Inc. (a)                                        1,695
                                       72  SPSS, Inc. (a)                                                    1,795
                                      200  SRA International, Inc. Class A (a)                               6,012
                                      127  SYKES Enterprises, Inc. (a)                                       2,584
                                      149  SafeNet, Inc. (a)                                                 2,710
                                      486  Sapient Corp. (a)                                                 2,649
                                      200  Sigma Designs, Inc. (a)                                           2,990
                                      100  Smith Micro Software, Inc. (a)                                    1,438
                                      352  SonicWALL, Inc. (a)                                               3,844
                                      169  Stellent, Inc.                                                    1,832
                                      500  Sybase, Inc. (a)                                                 12,120
                                      262  Transaction Systems Architects, Inc. Class A (a)                  8,992
                                      242  Trizetto Group (a)                                                3,664
                                      201  Tyler Technologies, Inc. (a)                                      2,599
                                       84  Ultimate Software Group, Inc. (a)                                 1,977
                                      400  VA Software Corp. (a)                                             1,608
                                      100  VASCO Data Security International, Inc. (a)                       1,033
                                       66  Verint Systems, Inc. (a)                                          1,983
                                      209  Vignette Corp. (a)                                                2,830
                                      369  webMethods, Inc. (a)                                              2,823
                                      290  Websense, Inc. (a)                                                6,267
                                      490  Wind River Systems, Inc. (a)                                      5,248
                                      159  Witness Systems, Inc. (a)                                         2,787
                                      259  Zoran Corp. (a)                                                   4,165
                                                                                                       -----------
                                                                                                           386,841
------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.4%            668  Adaptec, Inc. (a)                                                 2,946
                                      170  Advanced Analogic Technologies, Inc. (a)                            933
                                      527  Emulex Corp. (a)                                                  9,576

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      206  FalconStor Software, Inc. (a)                               $     1,584
                                      263  Filenet Corp. (a)                                                 9,160
                                    1,618  Gateway, Inc. (a)                                                 3,058
                                      162  Hutchinson Technology, Inc. (a)                                   3,407
                                      219  Imation Corp.                                                     8,793
                                      209  Intergraph Corp. (a)                                              8,962
                                      305  Intermec, Inc. (a)                                                8,040
                                      197  Komag, Inc. (a)                                                   6,296
                                      873  McData Corp. (a)                                                  4,391
                                      194  Mobility Electronics, Inc. (a)                                    1,079
                                      100  Neoware Systems, Inc. (a)                                         1,359
                                      570  Palm, Inc. (a)                                                    8,299
                                      300  Pegasus Wireless Corp. (a)                                          183
                                      475  Perot Systems Corp. Class A (a)                                   6,550
                                    1,069  Quantum Corp. (a)                                                 2,330
                                      200  Rackable Systems, Inc. (a)                                        5,474
                                      200  Radiant Systems, Inc. (a)                                         2,416
                                      139  Radisys Corp. (a)                                                 2,954
                                      600  Safeguard Scientifics, Inc. (a)                                   1,176
                                       69  Stratasys, Inc. (a)                                               1,822
                                      136  Synaptics, Inc. (a)                                               3,314
                                      380  Trident Microsystems, Inc. (a)                                    8,839
                                                                                                       -----------
                                                                                                           112,941
------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                    85  Brookfield Homes Corp.                                            2,394
                                      178  EMCOR Group, Inc. (a)                                             9,762
                                      201  Granite Construction, Inc.                                       10,723
                                       65  Perini Corp. (a)                                                  1,357
                                      178  Washington Group International, Inc. (a)                         10,477
                                                                                                       -----------
                                                                                                            34,713
------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%           872  CNET Networks, Inc. (a)                                           8,354
                                    1,700  Covad Communications Group, Inc. (a)                              2,533
                                       98  DTS, Inc. (a)                                                     2,076
                                      804  Earthlink, Inc. (a)                                               5,845
                                      216  Infospace, Inc. (a)                                               3,983
                                      160  Internap Network Services Corp. (a)                               2,435
                                      339  Ipass, Inc. (a)                                                   1,587
                                      100  LoJack Corp. (a)                                                  1,959
                                      178  Midway Games, Inc. (a)                                            1,563
                                      155  NIC, Inc. (a)                                                       798
                                      200  NetFlix, Inc. (a)                                                 4,556
                                      100  Parkervision, Inc. (a)                                              727
                                      131  Sohu.com, Inc. (a)                                                2,885
                                      403  THQ, Inc. (a)                                                    11,756
                                      400  Take-Two Interactive Software, Inc. (a)                           5,704
                                      428  United Online, Inc.                                               5,213
                                      112  Universal Electronics, Inc. (a)                                   2,128
                                      100  WebSideStory, Inc. (a)                                            1,321
                                                                                                       -----------
                                                                                                            65,423
------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.7%              300  American Greetings Class A                                        6,936
                                      106  Blyth, Inc.                                                       2,579
                                      100  CNS, Inc.                                                         2,823
                                       24  CSS Industries, Inc.                                                713
                                       80  Mannatech, Inc.                                                   1,418
                                      199  Matthews International Corp. Class A                              7,325

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      203  Nautilus, Inc.                                              $     2,791
                                      167  Oakley, Inc.                                                      2,847
                                      283  Playtex Products, Inc. (a)                                        3,792
                                      120  RC2 Corp. (a)                                                     4,024
                                      200  Spectrum Brands, Inc. (a)                                         1,688
                                      184  The Topps Co., Inc.                                               1,649
                                      368  Tupperware Corp.                                                  7,161
                                       79  USANA Health Sciences, Inc. (a)                                   3,523
                                      243  Yankee Candle Co., Inc.                                           7,113
                                                                                                       -----------
                                                                                                            56,382
------------------------------------------------------------------------------------------------------------------
Containers & Packaging:               200  Aptargroup, Inc.                                                 10,176
Metals & Glass - 0.4%                  95  Greif, Inc.                                                       7,610
                                      210  Mobile Mini, Inc. (a)                                             5,966
                                      160  Silgan Holdings, Inc.                                             6,010
                                                                                                       -----------
                                                                                                            29,762
------------------------------------------------------------------------------------------------------------------
Containers & Packaging:               390  Graphic Packaging Corp. (a)                                       1,427
Paper & Plastic - 0.1%                200  Myers Industries, Inc.                                            3,400
                                                                                                       -----------
                                                                                                             4,827
------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                         217  Mueller Industries, Inc.                                          7,632
------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                      165  Elizabeth Arden, Inc. (a)                                         2,666
                                       52  Inter Parfums, Inc.                                                 990
                                      332  Nu Skin Enterprises, Inc. Class A                                 5,817
                                      100  Parlux Fragrances, Inc. (a)                                         509
                                      930  Revlon, Inc. Class A (a)                                          1,051
                                                                                                       -----------
                                                                                                            11,033
------------------------------------------------------------------------------------------------------------------
Diversified Financial Services        700  The BISYS Group, Inc. (a)                                         7,602
- 0.4%                                162  Euronet Worldwide, Inc. (a)                                       3,977
                                      354  F.N.B. Corp.                                                      5,898
                                      100  Greenhill & Co., Inc.                                             6,702
                                      100  Huron Consulting Group, Inc. (a)                                  3,920
                                      100  Rewards Network, Inc. (a)                                           487
                                      264  USI Holdings Corp. (a)                                            3,577
                                                                                                       -----------
                                                                                                            32,163
------------------------------------------------------------------------------------------------------------------
Diversified Materials &               297  Acuity Brands, Inc.                                              13,484
Processing - 0.7%                     234  Barnes Group, Inc.                                                4,109
                                      238  Brady Corp.                                                       8,368
                                      318  Clarcor, Inc.                                                     9,696
                                      497  Hexcel Corp. (a)                                                  7,033
                                      100  Koppers Holdings, Inc.                                            1,897
                                      478  Olin Corp.                                                        7,342
                                      159  Tredegar Corp.                                                    2,662
                                                                                                       -----------
                                                                                                            54,591
------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains -         357  Casey's General Stores, Inc.                                      7,950
0.5%                                  144  Great Atlantic & Pacific Tea Co.                                  3,468
                                      107  Ingles Markets, Inc. Class A                                      2,823
                                      183  Longs Drug Stores Corp.                                           8,420
                                       91  Nash Finch Co.                                                    2,141
                                      380  Pathmark Stores, Inc. (a)                                         3,781
                                      196  Ruddick Corp.                                                     5,102
                                      104  Smart & Final, Inc. (a)                                           1,775
                                      100  Spartan Stores, Inc.                                              1,690
                                       61  Weis Markets, Inc.                                                2,428
                                      219  Wild Oats Markets, Inc. (a)                                       3,541
                                                                                                       -----------
                                                                                                            43,119
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.6%        350  Avanir Pharmaceuticals Class A (a)                          $     2,422
                                      150  Adams Respiratory Therapeutics, Inc. (a)                          5,488
                                      286  Adolor Corp. (a)                                                  3,967
                                      300  Akorn, Inc. (a)                                                   1,083
                                      569  Alkermes, Inc. (a)                                                9,019
                                      241  Alpharma, Inc. Class A                                            5,637
                                      100  Anadys Pharmaceuticals, Inc. (a)                                    290
                                      400  Andrx Corp. (a)                                                   9,772
                                      256  Atherogenics Inc. (a)                                             3,371
                                      100  Auxilium Pharmaceuticals, Inc. (a)                                1,012
                                       73  Bentley Pharmaceuticals, Inc. (a)                                   876
                                      200  BioCryst Pharmaceuticals, Inc. (a)                                2,494
                                      468  BioMarin Pharmaceuticals, Inc. (a)                                6,660
                                      100  Bradley Pharmaceuticals, Inc. (a)                                 1,592
                                      286  CV Therapeutics, Inc. (a)                                         3,186
                                      100  Caraco Pharmaceutical Laboratories Ltd. (a)                       1,016
                                      122  Chattem, Inc. (a)                                                 4,285
                                      219  Connetics Corp. (a)                                               2,387
                                      657  Dendreon Corp. (a)                                                2,937
                                      400  Depomed, Inc. (a)                                                 1,632
                                      382  Durect Corp. (a)                                                  1,566
                                      200  Emisphere Technologies, Inc. (a)                                  1,690
                                      250  Enzo Biochem, Inc. (a)                                            3,048
                                      100  Hi-Tech Pharmacal Co., Inc. (a)                                   1,264
                                      500  Indevus Pharmaceuticals, Inc. (a)                                 2,960
                                      488  Isis Pharmaceuticals, Inc. (a)                                    3,504
                                      250  KV Pharmaceutical Co. Class A (a)                                 5,925
                                      500  MGI Pharma, Inc. (a)                                              8,605
                                      698  Medarex, Inc. (a)                                                 7,497
                                      327  Medicines Co. (a)                                                 7,377
                                      300  Medicis Pharmaceutical Corp. Class A                              9,705
                                      600  Nektar Therapeutics (a)                                           8,646
                                      100  New River Pharmaceuticals, Inc. (a)                               2,573
                                      600  Novavax, Inc. (a)                                                 2,274
                                      170  Noven Pharmaceuticals, Inc. (a)                                   4,100
                                      321  Onyx Pharmaceuticals, Inc. (a)                                    5,550
                                      270  Pain Therapeutics, Inc. (a)                                       2,327
                                      233  Par Pharmaceutical Cos., Inc. (a)                                 4,250
                                      133  Penwest Pharmaceuticals Co. (a)                                   2,214
                                      441  Perrigo Co.                                                       7,484
                                       76  PharmaNet Development Group, Inc. (a)                             1,477
                                       92  Pharmion Corp. (a)                                                1,983
                                      195  Pozen, Inc. (a)                                                   2,508
                                      100  Quidel Corp. (a)                                                  1,412
                                      222  Regeneron Pharmaceuticals, Inc. (a)                               3,483
                                      100  Renovis, Inc. (a)                                                 1,376
                                      353  Salix Pharmaceuticals Ltd. (a)                                    4,787
                                      200  Santarus, Inc. (a)                                                1,484
                                      185  Sciele Pharma, Inc. (a)                                           3,485
                                      100  Somaxon Pharmaceuticals, Inc. (a)                                 1,231
                                      269  SuperGen, Inc. (a)                                                1,254
                                      132  United Therapeutics Corp. (a)                                     6,935
                                      500  Valeant Pharmaceuticals International                             9,890

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      100  Xenoport, Inc. (a)                                          $     2,037
                                                                                                       -----------
                                                                                                           205,027
------------------------------------------------------------------------------------------------------------------
Education Services - 0.4%             188  Bright Horizons Family Solutions, Inc. (a)                        7,845
                                      500  Corinthian Colleges, Inc. (a)                                     5,405
                                      400  DeVry, Inc. (a)                                                   8,508
                                       86  Educate, Inc. (a)                                                   687
                                      102  Strayer Education, Inc.                                          11,037
                                       84  Universal Technical Institute, Inc. (a)                           1,503
                                                                                                       -----------
                                                                                                            34,985
------------------------------------------------------------------------------------------------------------------
Electrical & Electronics -            390  Benchmark Electronics, Inc. (a)                                  10,483
0.3%                                  112  OSI Systems, Inc. (a)                                             2,195
                                      261  Plexus Corp. (a)                                                  5,011
                                      298  TTM Technologies, Inc. (a)                                        3,487
                                      108  Universal Display Corp. (a)                                       1,191
                                                                                                       -----------
                                                                                                            22,367
------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                 96  AO Smith Corp.                                                    3,785
Components - 1.0%                     180  American Superconductor Corp. (a)                                 1,667
                                      235  Baldor Electric Co.                                               7,245
                                      208  CTS Corp.                                                         2,866
                                      166  Cohu, Inc.                                                        2,960
                                      100  Color Kinetics, Inc. (a)                                          1,698
                                       94  Franklin Electric Co., Inc.                                       4,995
                                      338  General Cable Corp. (a)                                          12,915
                                      172  Genlyte Group, Inc. (a)                                          12,246
                                      160  Littelfuse, Inc. (a)                                              5,552
                                      198  MKS Instruments, Inc. (a)                                         4,021
                                       70  Powell Industries, Inc. (a)                                       1,549
                                      490  Power-One, Inc. (a)                                               3,548
                                      135  Sonic Solutions, Inc. (a)                                         2,057
                                      427  Taser International, Inc. (a)                                     3,267
                                      244  Technitrol, Inc.                                                  7,283
                                       92  Triumph Group, Inc.                                               3,896
                                                                                                       -----------
                                                                                                            81,550
------------------------------------------------------------------------------------------------------------------
Electrical: Household                  20  National Presto Industries, Inc.                                  1,105
Appliance - 0.0%
------------------------------------------------------------------------------------------------------------------
Electronics - 0.6%                    408  Aeroflex, Inc. (a)                                                4,194
                                      214  Agilysys, Inc.                                                    3,005
                                      200  Avid Technology, Inc. (a)                                         7,284
                                      258  Daktronics, Inc.                                                  5,338
                                      400  Flir Systems, Inc. (a)                                           10,864
                                      134  II-VI, Inc. (a)                                                   3,339
                                      491  Kopin Corp. (a)                                                   1,645
                                      726  MRV Communications, Inc. (a)                                      2,004
                                      249  Methode Electronics, Inc.                                         2,368
                                       57  Multi-Fineline Electronix, Inc. (a)                               1,446
                                      105  Park Electrochemical Corp.                                        3,326
                                      400  Semtech Corp. (a)                                                 5,104
                                       42  Supertex, Inc. (a)                                                1,633
                                                                                                       -----------
                                                                                                            51,550
------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,             155  Itron, Inc. (a)                                                   8,649
Gauges & Meters - 0.2%                 56  Measurement Specialties, Inc. (a)                                 1,044
                                       56  Metrologic Instruments, Inc. (a)                                  1,017
                                      100  Zygo Corp. (a)                                                    1,275
                                                                                                       -----------
                                                                                                            11,985
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems          400  Affymetrix, Inc. (a)                                        $     8,624
- 1.0%                                 65  Analogic Corp.                                                    3,336
                                       93  Aspect Medical Systems, Inc. (a)                                  1,588
                                      200  Bruker BioSciences Corp. (a)                                      1,402
                                      152  Candela Corp. (a)                                                 1,658
                                       66  Datascope Corp.                                                   2,209
                                      310  eResearch Technology, Inc. (a)                                    2,514
                                      156  Greatbatch, Inc. (a)                                              3,529
                                      143  Haemonetics Corp. (a)                                             6,692
                                      200  HealthTronics, Inc. (a)                                           1,234
                                      344  Hologic, Inc. (a)                                                14,971
                                      222  Illumina, Inc. (a)                                                7,335
                                       63  IntraLase Corp. (a)                                               1,242
                                      143  Luminex Corp. (a)                                                 2,607
                                      100  Natus Medical, Inc. (a)                                           1,365
                                      100  Neurometrix, Inc. (a)                                             1,901
                                      100  NxStage Medical, Inc. (a)                                           877
                                      116  Quality Systems, Inc.                                             4,500
                                      100  Sirona Dental Systems, Inc.                                       3,293
                                      222  TriPath Imaging, Inc. (a)                                         2,005
                                       74  Zoll Medical Corp. (a)                                            2,656
                                                                                                       -----------
                                                                                                            75,538
------------------------------------------------------------------------------------------------------------------
Electronics:                          278  AMIS Holdings, Inc. (a)                                           2,638
Semi-Conductors/Components -          191  Actel Corp. (a)                                                   2,970
1.9%                                  600  Amkor Technology, Inc. (a)                                        3,096
                                      300  Anadigics, Inc. (a)                                               2,148
                                    1,800  Applied Micro Circuits Corp. (a)                                  5,202
                                      600  Bookham, Inc. (a)                                                 1,932
                                      508  Cirrus Logic, Inc. (a)                                            3,703
                                    2,900  Conexant Systems, Inc. (a)                                        5,800
                                      213  DSP Group, Inc. (a)                                               4,867
                                       91  Diodes, Inc. (a)                                                  3,928
                                      196  Exar Corp. (a)                                                    2,605
                                       64  Excel Technology, Inc. (a)                                        1,894
                                      298  Formfactor, Inc. (a)                                             12,555
                                      194  Genesis Microchip, Inc. (a)                                       2,283
                                      100  Hittite Microwave Corp. (a)                                       4,450
                                      153  IXYS Corp. (a)                                                    1,284
                                      100  Ikanos Communications, Inc. (a)                                   1,177
                                      400  International DisplayWorks, Inc. (a)                              2,548
                                      694  Lattice Semiconductor Corp. (a)                                   4,733
                                      242  MIPS Technologies, Inc. (a)                                       1,634
                                      421  Micrel, Inc. (a)                                                  4,037
                                      374  Microsemi Corp. (a)                                               7,050
                                      297  Microtune, Inc. (a)                                               1,443
                                      600  Mindspeed Technologies, Inc. (a)                                  1,038
                                      100  MoSys, Inc. (a)                                                     673
                                      100  Monolithic Power Systems, Inc. (a)                                  946
                                      100  Netlogic Microsystems, Inc. (a)                                   2,537
                                      838  ON Semiconductor Corp. (a)                                        4,927
                                      382  Omnivision Technologies, Inc. (a)                                 5,451
                                      117  PLX Technology, Inc. (a)                                          1,213
                                      183  Pericom Semiconductor Corp. (a)                                   1,784
                                      154  Portalplayer, Inc. (a)                                            1,737

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                    1,186  RF Micro Devices, Inc. (a)                                  $     8,990
                                      472  Silicon Image, Inc. (a)                                           6,004
                                      593  Silicon Storage Technology, Inc. (a)                              2,443
                                      255  Sirf Technology Holdings, Inc. (a)                                6,117
                                      955  Skyworks Solutions, Inc. (a)                                      4,956
                                      100  Sunpower Corp. Class A (a)                                        2,774
                                      261  Tessera Technologies, Inc. (a)                                    9,078
                                    1,000  Transmeta Corp. (a)                                               1,150
                                      800  Transwitch Corp. (a)                                              1,128
                                    1,039  TriQuint Semiconductor, Inc. (a)                                  5,403
                                       42  Volterra Semiconductor Corp. (a)                                    683
                                                                                                       -----------
                                                                                                           153,009
------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.6%        100  3D Systems Corp. (a)                                              1,834
                                      100  Acacia Research - Acacia Technologies (a)                         1,135
                                      100  American Science & Engineering, Inc. (a)                          4,852
                                      224  Checkpoint Systems, Inc. (a)                                      3,698
                                      186  Coherent, Inc. (a)                                                6,447
                                       86  Cubic Corp.                                                       1,684
                                       90  EDO Corp.                                                         2,059
                                      100  Eagle Test Systems, Inc. (a)                                      1,652
                                      100  Essex Corp. (a)                                                   1,740
                                      100  Gerber Scientific, Inc. (a)                                       1,498
                                      100  Herley Industries, Inc. (a)                                       1,238
                                       81  Innovative Solutions & Support, Inc. (a)                          1,177
                                      297  Intermagnetics General Corp. (a)                                  8,034
                                      200  Ionatron, Inc. (a)                                                  962
                                      534  Kemet Corp. (a)                                                   4,309
                                      100  Maxwell Technologies, Inc. (a)                                    2,034
                                      152  Scansource, Inc. (a)                                              4,610
                                                                                                       -----------
                                                                                                            48,963
------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%               500  Capstone Turbine Corp. (a)                                          705
                                      100  Metretek Technologies, Inc. (a)                                   1,194
                                      423  Plug Power, Inc. (a)                                              1,722
                                                                                                       -----------
                                                                                                             3,621
------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%            70  Alon USA Energy, Inc.                                             2,064
                                      180  Aventine Renewable Energy Holdings, Inc. (a)                      3,850
                                       27  Crosstex Energy, Inc.                                             2,418
                                      100  Dawson Geophysical Co. (a)                                        2,970
                                      380  Evergreen Energy, Inc. (a)                                        4,066
                                      400  Evergreen Solar, Inc. (a)                                         3,320
                                      312  FuelCell Energy, Inc. (a)                                         2,374
                                      100  Matrix Service Co. (a)                                            1,309
                                       76  Ormat Technologies, Inc.                                          2,487
                                      100  Pacific Ethanol, Inc. (a)                                         1,401
                                      108  Penn Virginia Corp.                                               6,848
                                      800  Rentech, Inc. (a)                                                 3,704
                                      248  Syntroleum Corp. (a)                                              1,188
                                      110  VeraSun Energy Corp. (a)                                          1,766
                                      206  Veritas DGC, Inc. (a)                                            13,559
                                                                                                       -----------
                                                                                                            53,324
------------------------------------------------------------------------------------------------------------------
Engineering & Contracting             100  Clean Harbors, Inc. (a)                                           4,355
Services - 0.2%                       272  Dycom Industries, Inc. (a)                                        5,848
                                      100  Infrasource Services, Inc. (a)                                    1,755

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                       45  Layne Christensen Co. (a)                                   $     1,286
                                                                                                       -----------
                                                                                                            13,244
------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                   64  Carmike Cinemas, Inc.                                             1,099
                                      100  Dover Motorsports, Inc.                                             542
                                      213  Gaylord Entertainment Co. (a)                                     9,340
                                      400  Live Nation (a)                                                   8,168
                                      167  Lodgenet Entertainment Corp. (a)                                  3,153
                                       85  Speedway Motorsports, Inc.                                        3,095
                                                                                                       -----------
                                                                                                            25,397
------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                    555  Terra Industries, Inc. (a)                                        4,279
------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%              114  Accredited Home Lenders Holding Co. (a)                           4,097
                                       75  Asta Funding, Inc.                                                2,812
                                      200  International Securities Exchange, Inc.                           9,378
                                      100  MVC Capital, Inc.                                                 1,296
                                       91  World Acceptance Corp. (a)                                        4,002
                                                                                                       -----------
                                                                                                            21,585
------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%            450  Advance America, Cash Advance Centers, Inc.                       6,489
                                      100  Dollar Financial Corp. (a)                                        2,182
                                                                                                       -----------
                                                                                                             8,671
------------------------------------------------------------------------------------------------------------------
Financial Data Processing             173  Advent Software, Inc. (a)                                         6,264
Services & Systems - 1.0%             111  CompuCredit Corp. (a)                                             3,353
                                      217  Cybersource Corp. (a)                                             2,567
                                      300  Deluxe Corp.                                                      5,130
                                      249  Digital Insight Corp. (a)                                         7,301
                                      301  eFunds Corp. (a)                                                  7,278
                                      181  eSpeed, Inc. Class A (a)                                          1,665
                                      100  Heartland Payment Systems, Inc.                                   2,600
                                      384  Hypercom Corp. (a)                                                2,604
                                      500  Jack Henry & Associates, Inc.                                    10,885
                                      200  John H. Harland Co.                                               7,290
                                      214  Kronos, Inc. (a)                                                  7,295
                                      100  Online Resources Corp. (a)                                        1,225
                                      185  Open Solutions, Inc. (a)                                          5,330
                                      100  TNS, Inc. (a)                                                     1,506
                                      200  TradeStation Group, Inc. (a)                                      3,014
                                      270  Wright Express Corp. (a)                                          6,496
                                                                                                       -----------
                                                                                                            81,803
------------------------------------------------------------------------------------------------------------------
Financial Information Services        100  Bankrate, Inc. (a)                                                2,656
- 0.2%                                200  INVESTools, Inc. (a)                                              2,126
                                      200  Interactive Data Corp. (a)                                        3,990
                                      100  Morningstar, Inc. (a)                                             3,690
                                      660  Move, Inc. (a)                                                    3,241
                                      430  S1 Corp. (a)                                                      1,982
                                      100  TheStreet.com, Inc.                                               1,064
                                                                                                       -----------
                                                                                                            18,749
------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.9%         72  ACE Cash Express, Inc. (a)                                        2,152
                                      145  Advanta Corp. Class B                                             5,350
                                       33  Asset Acceptance Capital Corp. (a)                                  536
                                      203  Cash America International, Inc.                                  7,933
                                       13  Enstar Group, Inc. (a)                                            1,242
                                       71  Federal Agricultural Mortgage Corp. Class B                       1,879
                                      189  Financial Federal Corp.                                           5,065
                                      186  First Cash Financial Services, Inc. (a)                           3,830
                                      200  Global Cash Access, Inc. (a)                                      3,018

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      119  Harris & Harris Group, Inc.                                 $     1,461
                                      127  LandAmerica Financial Group, Inc.                                 8,355
                                       90  Portfolio Recovery Associates, Inc. (a)                           3,948
                                       53  Sanders Morris Harris Group, Inc.                                   663
                                      321  Sotheby's Holdings Inc. Class A                                  10,349
                                      193  Sterling Bancorp                                                  3,794
                                      106  Stewart Information Services Corp.                                3,686
                                       53  Triad Guaranty, Inc. (a)                                          2,712
                                       48  WSFS Financial Corp.                                              2,985
                                                                                                       -----------
                                                                                                            68,958
------------------------------------------------------------------------------------------------------------------
Foods - 1.0%                          289  Chiquita Brands International, Inc.                               3,867
                                      100  Diamond Foods, Inc.                                               1,431
                                      328  Flowers Foods, Inc.                                               8,817
                                      192  Hain Celestial Group, Inc. (a)                                    4,908
                                       60  J&J Snack Foods Corp.                                             1,866
                                      195  Lance, Inc.                                                       4,294
                                      100  M&F Worldwide Corp. (a)                                           1,470
                                      100  Medifast, Inc. (a)                                                  868
                                      300  NBTY, Inc. (a)                                                    8,781
                                      222  Performance Food Group Co. (a)                                    6,236
                                      200  Pilgrim's Pride Corp.                                             5,470
                                       70  Premium Standard Farms, Inc.                                      1,334
                                      194  Ralcorp Holdings, Inc. (a)                                        9,357
                                       78  Sanderson Farms, Inc.                                             2,524
                                        2  Seaboard Corp.                                                    2,410
                                      289  Sensient Technologies Corp.                                       5,656
                                      203  Tootsie Roll Industries, Inc.                                     5,950
                                      200  TreeHouse Foods, Inc. (a)                                         4,730
                                                                                                       -----------
                                                                                                            79,969
------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                 54  Deltic Timber Corp.                                               2,574
                                       93  Universal Forest Products, Inc.                                   4,562
                                                                                                       -----------
                                                                                                             7,136
------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services        193  Ennis, Inc.                                                       4,178
- 0.1%                                100  The Standard Register Co.                                         1,320
                                                                                                       -----------
                                                                                                             5,498
------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries -        196  Alderwoods Group, Inc. (a)                                        3,887
0.1%                                  653  Stewart Enterprises, Inc. Class A                                 3,827
                                                                                                       -----------
                                                                                                             7,714
------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                          219  Apogee Enterprises, Inc.                                          3,331
------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                         1,847  Coeur d'Alene Mines Corp. (a)                                     8,699
                                      133  Royal Gold, Inc.                                                  3,608
                                                                                                       -----------
                                                                                                            12,307
------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%         100  Capital Senior Living Corp. (a)                                     925
                                      100  Five Star Quality Care, Inc. (a)                                  1,076
                                      143  Genesis HealthCare Corp. (a)                                      6,811
                                      150  Kindred Healthcare, Inc. (a)                                      4,460
                                      114  LCA-Vision, Inc.                                                  4,709
                                      100  Medcath Corp. (a)                                                 3,009
                                       32  National Healthcare Corp.                                         1,719
                                      342  Psychiatric Solutions, Inc. (a)                                  11,659
                                      100  Radiation Therapy Services, Inc. (a)                              2,923
                                       96  Res-Care, Inc. (a)                                                1,929
                                      200  Sun Healthcare Group, Inc. (a)                                    2,148
                                      294  Sunrise Senior Living, Inc. (a)                                   8,782

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      297  United Surgical Partners International, Inc. (a)            $     7,375
                                                                                                       -----------
                                                                                                            57,525
------------------------------------------------------------------------------------------------------------------
Health Care Management                300  AMERIGROUP Corp. (a)                                              8,865
Services - 0.6%                       211  Allscripts Healthcare Solutions, Inc. (a)                         4,737
                                      215  Amsurg Corp. (a)                                                  4,786
                                      284  Centene Corp. (a)                                                 4,669
                                       63  Computer Programs & Systems, Inc.                                 2,064
                                       28  Corvel Corp. (a)                                                    982
                                      223  Eclipsys Corp. (a)                                                3,994
                                      100  Healthspring, Inc. (a)                                            1,925
                                      100  Horizon Health Corp. (a)                                          1,527
                                       58  Molina Healthcare, Inc. (a)                                       2,051
                                      100  Omnicell, Inc. (a)                                                1,789
                                      221  Per-Se Technologies, Inc. (a)                                     5,034
                                      200  Phase Forward, Inc. (a)                                           2,388
                                      100  Vital Images, Inc. (a)                                            3,158
                                                                                                       -----------
                                                                                                            47,969
------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.5%           100  Adeza Biomedical Corp. (a)                                        1,641
                                      107  Alliance Imaging, Inc. (a)                                          836
                                       97  Amedisys, Inc. (a)                                                3,848
                                      315  Apria Healthcare Group, Inc. (a)                                  6,218
                                       73  Bio-Reference Labs, Inc. (a)                                      1,639
                                      193  Gentiva Health Services, Inc. (a)                                 3,173
                                      245  Healthcare Services Group                                         6,164
                                      202  Healthways, Inc. (a)                                              9,009
                                      200  Hythiam, Inc. (a)                                                 1,444
                                      115  Matria Healthcare, Inc. (a)                                       3,196
                                      161  Odyssey HealthCare, Inc. (a)                                      2,283
                                       72  Symbion, Inc. (a)                                                 1,322
                                       78  VistaCare, Inc. Class A (a)                                         811
                                                                                                       -----------
                                                                                                            41,584
------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                   300  Hovnanian Enterprises, Inc. Class A (a)                           8,802
                                       86  Levitt Corp. Class A                                              1,011
                                       89  M/I Homes, Inc.                                                   3,146
                                      100  Meritage Homes Corp. (a)                                          4,161
                                       52  Technical Olympic USA, Inc.                                         511
                                      207  WCI Communities, Inc. (a)                                         3,610
                                                                                                       -----------
                                                                                                            21,241
------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                    100  Lodgian, Inc. (a)                                                 1,328
                                      111  Marcus Corp.                                                      2,550
                                      100  Morgans Hotel Group Co. (a)                                       1,250
                                                                                                       -----------
                                                                                                             5,128
------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%           60  American Woodmark Corp.                                           2,021
                                       43  Bassett Furniture Industries, Inc.                                  698
                                      205  Ethan Allen Interiors, Inc.                                       7,105
                                      306  Furniture Brands International, Inc.                              5,826
                                      144  Haverty Furniture Cos., Inc.                                      2,297
                                      378  La-Z-Boy, Inc. (f)                                                5,277
                                      100  Lifetime Brands, Inc.                                             1,852
                                      100  Sealy Corp.                                                       1,306
                                      387  Select Comfort Corp. (a)                                          8,468
                                       52  Stanley Furniture Co., Inc.                                       1,108
                                      300  Tempur-Pedic International, Inc. (a)                              5,151
                                                                                                       -----------
                                                                                                            41,109
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
Identification Control &              169  Advanced Energy Industries, Inc. (a)                        $     2,880
Filter Devices - 0.6%                 259  Asyst Technologies, Inc. (a)                                      1,751
                                      100  Badger Meter, Inc.                                                2,519
                                      158  ESCO Technologies, Inc. (a)                                       7,274
                                      100  Flanders Corp. (a)                                                  856
                                       39  The Gorman-Rupp Co.                                               1,275
                                      396  L-1 Identity Solutions, Inc. (a)                                  5,168
                                      134  Mine Safety Appliances Co.                                        4,776
                                      206  Paxar Corp. (a)                                                   4,116
                                      200  RAE Systems, Inc. (a)                                               610
                                       52  Robbins & Myers, Inc.                                             1,608
                                      190  Veeco Instruments, Inc. (a)                                       3,829
                                      105  Vicor Corp.                                                       1,212
                                      174  Watts Water Technologies, Inc. Class A                            5,526
                                      167  X-Rite, Inc.                                                      1,794
                                                                                                       -----------
                                                                                                            45,194
------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.1%            200  Smith & Wesson Holding Corp. (a)                                  2,776
                                      100  TAL International Group, Inc.                                     2,121
                                                                                                       -----------
                                                                                                             4,897
------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                374  American Equity Investment Life Holding Co.                       4,589
                                      228  Delphi Financial Group Class A                                    9,093
                                      100  Great American Financial Resources, Inc.                          2,093
                                       14  Kansas City Life Insurance Co.                                      633
                                       16  National Western Life Insurance Co. Class A                       3,678
                                      586  The Phoenix Cos., Inc.                                            8,204
                                      112  Presidential Life Corp.                                           2,505
                                      206  Universal American Financial Corp. (a)                            3,310
                                                                                                       -----------
                                                                                                            34,105
------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%          186  Alfa Corp.                                                        3,212
                                       66  CNA Surety Corp. (a)                                              1,333
                                      100  Crawford & Co. Class B                                              679
                                       65  FBL Financial Group, Inc. Class A                                 2,176
                                      145  HealthExtras, Inc. (a)                                            4,105
                                      190  Hilb Rogal & Hobbs Co.                                            8,104
                                      256  Horace Mann Educators Corp.                                       4,923
                                      200  Meadowbrook Insurance Group, Inc. (a)                             2,252
                                      100  Pico Holdings, Inc. (a)                                           3,255
                                      220  Zenith National Insurance Corp.                                   8,776
                                                                                                       -----------
                                                                                                            38,815
------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty -        210  21st Century Insurance Group                                      3,140
1.4%                                  100  Affirmative Insurance Holdings, Inc.                              1,465
                                       67  American Physicians Capital, Inc. (a)                             3,241
                                      178  Argonaut Group, Inc. (a)                                          5,523
                                       35  Baldwin & Lyons, Inc. Class B                                       848
                                       75  Bristol West Holdings, Inc.                                       1,091
                                      300  Commerce Group, Inc.                                              9,015
                                      100  Darwin Professional Underwriters, Inc. (a)                        2,221
                                      120  Direct General Corp.                                              1,615
                                      100  Donegal Group, Inc. Class A                                       2,022
                                       64  FPIC Insurance Group, Inc. (a)                                    2,535
                                       87  First Acceptance Corp. (a)                                        1,000
                                      400  Fremont General Corp.                                             5,596
                                       65  Harleysville Group, Inc.                                          2,274
                                      150  Infinity Property & Casualty Corp.                                6,170

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                       44  The Midland Co.                                             $     1,906
                                      100  National Interstate Corp.                                         2,460
                                       73  Navigators Group, Inc. (a)                                        3,505
                                      426  Ohio Casualty Corp.                                              11,021
                                      210  PMA Capital Corp. Class A (a)                                     1,852
                                      160  ProAssurance Corp. (a)                                            7,885
                                      136  RLI Corp.                                                         6,907
                                       82  Safety Insurance Group, Inc.                                      3,990
                                      100  SeaBright Insurance Holdings, Inc. (a)                            1,397
                                      194  Selective Insurance Group                                        10,206
                                       70  State Auto Financial Corp.                                        2,139
                                      125  Tower Group, Inc.                                                 4,169
                                      110  United Fire & Casualty Co.                                        3,443
                                                                                                       -----------
                                                                                                           108,636
------------------------------------------------------------------------------------------------------------------
Investment Management                 471  Apollo Investment Corp.                                           9,660
Companies - 0.7%                      277  Ares Capital Corp.                                                4,825
                                      165  Calamos Asset Management, Inc. Class A                            4,838
                                       12  Capital Southwest Corp.                                           1,430
                                       33  GAMCO Investors, Inc. Class A                                     1,256
                                       84  Gladstone Capital Corp.                                           1,849
                                      351  MCG Capital Corp.                                                 5,732
                                      124  NGP Capital Resources Co.                                         1,809
                                      208  National Financial Partners Corp.                                 8,534
                                      100  Technology Investment Capital Corp.                               1,463
                                      500  Waddell & Reed Financial, Inc. Class A                           12,375
                                                                                                       -----------
                                                                                                            53,771
------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones -        300  Fossil, Inc. (a)                                                  6,462
0.1%                                  122  Movado Group, Inc.                                                3,101
                                                                                                       -----------
                                                                                                             9,563
------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                   200  Bally Total Fitness Holding Corp. (a)                               302
                                      469  Callaway Golf Co.                                                 6,149
                                      140  Great Wolf Resorts, Inc. (a)                                      1,674
                                      249  K2, Inc. (a)                                                      2,921
                                      163  Life Time Fitness, Inc. (a)                                       7,545
                                      467  Six Flags, Inc. (a)                                               2,442
                                       59  Steinway Musical Instruments, Inc. (a)                            1,652
                                      146  Vail Resorts, Inc. (a)                                            5,843
                                      101  West Marine, Inc. (a)                                             1,414
                                                                                                       -----------
                                                                                                            29,942
------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%        282  Applied Industrial Technologies, Inc.                             6,881
------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%         50  Gehl Co. (a)                                                      1,339
                                       59  Lindsay Manufacturing Co.                                         1,696
                                                                                                       -----------
                                                                                                             3,035
------------------------------------------------------------------------------------------------------------------
Machinery: Construction &             120  ASV, Inc. (a)                                                     1,789
Handling - 0.1%                        69  Astec Industries, Inc. (a)                                        1,742
                                       26  NACCO Industries, Inc. Class A                                    3,534
                                                                                                       -----------
                                                                                                             7,065
------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%             300  Briggs & Stratton Corp.                                           8,265
                                      100  Raser Techonologies, Inc. (a)                                       556
                                                                                                       -----------
                                                                                                             8,821
------------------------------------------------------------------------------------------------------------------
Machinery:                            183  Actuant Corp. Class A                                             9,168
Industrial/Specialty - 0.5%           100  Columbus McKinnon Corp. (a)                                       1,803
                                      125  EnPro Industries, Inc. (a)                                        3,758
                                       71  Kadant, Inc. (a)                                                  1,744

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                       38  Middleby Corp. (a)                                          $     2,928
                                      168  Nordson Corp.                                                     6,696
                                      119  Tecumseh Products Co. Class A (a)                                 1,810
                                      126  Tennant Co.                                                       3,067
                                      171  Woodward Governor Co.                                             5,735
                                                                                                       -----------
                                                                                                            36,709
------------------------------------------------------------------------------------------------------------------
Machinery:                            126  CARBO Ceramics, Inc.                                              4,540
Oil Well Equipment &                  100  Complete Production Services, Inc. (a)                            1,974
Services - 1.1%                       100  Dril-Quip, Inc. (a)                                               6,768
                                       75  Gulf Island Fabrication, Inc.                                     1,957
                                      577  Hanover Compressor Co. (a)                                       10,513
                                      130  Hornbeck Offshore Services, Inc. (a)                              4,355
                                      116  Hydril Co. (a)                                                    6,503
                                      391  Input/Output, Inc. (a)                                            3,883
                                       70  Lufkin Industries, Inc.                                           3,704
                                      100  NATCO Group, Inc. Class A (a)                                     2,880
                                      582  Newpark Resources, Inc. (a)                                       3,102
                                      317  Oil States International, Inc. (a)                                8,718
                                      618  Parker Drilling Co. (a)                                           4,375
                                      184  RPC, Inc.                                                         3,371
                                      100  Sulphco, Inc. (a)                                                   621
                                       40  Superior Well Services, Inc. (a)                                    792
                                      100  Trico Marine Services, Inc. (a)                                   3,375
                                      128  Universal Compression Holdings, Inc. (a)                          6,842
                                      140  W-H Energy Services, Inc. (a)                                     5,806
                                      100  Warrior Energy Service Corp. (a)                                  2,575
                                                                                                       -----------
                                                                                                            86,654
------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.2%           235  Bucyrus International, Inc.                                       9,969
                                       71  Cascade Corp.                                                     3,241
                                      200  Flow International Corp. (a)                                      2,594
                                       73  Semitool, Inc. (a)                                                  755
                                      100  TurboChef Technologies, Inc. (a)                                  1,390
                                                                                                       -----------
                                                                                                            17,949
------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%           437  Champion Enterprises, Inc. (a)                                    3,015
                                      100  Palm Harbor Homes, Inc. (a)                                       1,496
                                       33  Skyline Corp.                                                     1,261
                                                                                                       -----------
                                                                                                             5,772
------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                  290  Federal Signal Corp.                                              4,422
                                       63  Standex International Corp.                                       1,756
                                                                                                       -----------
                                                                                                             6,178
------------------------------------------------------------------------------------------------------------------
Medical & Dental                      136  Abaxis, Inc. (a)                                                  3,181
Instruments & Supplies - 2.7%          83  Abiomed, Inc. (a)                                                 1,228
                                      419  Align Technology, Inc. (a)                                        4,768
                                      456  American Medical Systems Holdings, Inc. (a)                       8,404
                                      100  Angiodynamics, Inc. (a)                                           2,071
                                      111  Arrow International, Inc.                                         3,531
                                      106  Bio-Rad Laboratories, Inc. Class A (a)                            7,497
                                       91  Biosite, Inc. (a)                                                 4,207
                                      349  Cepheid, Inc. (a)                                                 2,520
                                      100  Cerus Corp. (a)                                                     555
                                      100  Conceptus, Inc. (a)                                               1,769
                                      212  Conmed Corp. (a)                                                  4,475
                                      200  Conor Medsystems, Inc. (a)                                        4,714
                                      127  Cyberonics, Inc. (a)                                              2,226

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      105  DJO, Inc. (a)                                               $     4,361
                                      100  DexCom, Inc. (a)                                                  1,113
                                       60  ev3, Inc. (a)                                                     1,021
                                      343  Encore Medical Corp. (a)                                          2,161
                                      100  FoxHollow Technologies, Inc. (a)                                  3,419
                                      134  I-Flow Corp. (a)                                                  1,611
                                       84  ICU Medical, Inc. (a)                                             3,820
                                      100  IRIS International, Inc. (a)                                      1,150
                                      421  Immucor, Inc. (a)                                                 9,435
                                      182  Invacare Corp.                                                    4,281
                                      100  Inverness Medical Innovations, Inc. (a)                           3,476
                                      267  Kyphon, Inc. (a)                                                  9,991
                                       48  Landauer, Inc.                                                    2,436
                                      216  Lifecell Corp. (a)                                                6,960
                                      278  Mentor Corp.                                                     14,008
                                      100  Meridian Bioscience, Inc.                                         2,351
                                      174  Merit Medical Systems, Inc. (a)                                   2,363
                                      117  Molecular Devices Corp. (a)                                       2,163
                                      200  NuVasive, Inc. (a)                                                4,022
                                      321  OraSure Technologies, Inc. (a)                                    2,581
                                      242  Owens & Minor, Inc.                                               7,959
                                      415  PSS World Medical, Inc. (a)                                       8,296
                                       90  Palomar Medical Technologies, Inc. (a)                            3,798
                                      184  PolyMedica Corp.                                                  7,877
                                       87  SonoSite, Inc. (a)                                                2,471
                                      100  Spectranetic Corp (a)                                             1,170
                                      100  Stereotaxis, Inc. (a)                                             1,035
                                      441  Steris Corp.                                                     10,610
                                      108  SurModics, Inc. (a)                                               3,793
                                      200  Symmetry Medical, Inc. (a)                                        3,018
                                      340  ThermoGenesis Corp. (a)                                           1,309
                                      326  Thoratec Corp. (a)                                                5,089
                                      194  Ventana Medical Systems, Inc. (a)                                 7,921
                                      183  Viasys Healthcare, Inc. (a)                                       4,985
                                       24  Vital Signs, Inc.                                                 1,359
                                      176  West Pharmaceutical Services, Inc.                                6,912
                                      189  Wright Medical Group, Inc. (a)                                    4,583
                                                                                                       -----------
                                                                                                           216,054
------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%               100  Air Methods Corp. (a)                                             2,360
                                      290  Magellan Health Services, Inc. (a)                               12,354
                                      160  Option Care, Inc.                                                 2,142
                                      149  Parexel International Corp. (a)                                   4,930
                                       90  RehabCare Group, Inc. (a)                                         1,179
                                                                                                       -----------
                                                                                                            22,965
------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%               80  CIRCOR International, Inc.                                        2,444
                                      100  Dynamic Materials Corp.                                           3,241
                                      129  Encore Wire Corp. (a)                                             4,552
                                      100  Insteel Industries, Inc.                                          1,987
                                      171  Kaydon Corp.                                                      6,330
                                      181  Lone Star Technologies, Inc. (a)                                  8,757
                                      267  Maverick Tube Corp. (a)                                          17,310
                                      200  Mueller Water Products, Inc. (a)                                  2,922
                                      146  NN, Inc.                                                          1,727
                                      133  NS Group, Inc. (a)                                                8,585

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      234  Quanex Corp.                                                $     7,102
                                       60  RBC Bearings, Inc. (a)                                            1,449
                                      118  RTI International Metals, Inc. (a)                                5,142
                                      179  Ryerson, Inc.                                                     3,918
                                      100  Superior Essex, Inc. (a)                                          3,425
                                       75  Valmont Industries, Inc.                                          3,919
                                                                                                       -----------
                                                                                                            82,810
------------------------------------------------------------------------------------------------------------------
Metals & Minerals                     118  AMCOL International Corp.                                         2,939
Miscellaneous - 0.5%                  107  Brush Engineered Materials, Inc. (a)                              2,661
                                      288  Cleveland-Cliffs, Inc.                                           10,976
                                      120  Compass Minerals International, Inc.                              3,397
                                      613  GrafTech International Ltd. (a)                                   3,580
                                      844  Hecla Mining Co. (a)                                              4,845
                                      128  Minerals Technologies, Inc.                                       6,835
                                      240  Stillwater Mining Co. (a)                                         2,016
                                       48  Titanium Metals Corp. (a)                                         1,213
                                                                                                       -----------
                                                                                                            38,462
------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain                100  MGP Ingredients, Inc.                                             2,127
Processing - 0.0%
------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples        170  Reddy Ice Holdings, Inc.                                          4,114
- 0.1%
------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &             169  Ceradyne, Inc. (a)                                                6,944
Commodities - 0.2%                    197  Symyx Technologies, Inc. (a)                                      4,174
                                       95  WD-40 Co.                                                         3,389
                                                                                                       -----------
                                                                                                            14,507
------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &             196  Insituform Technologies, Inc. Class A (a)                         4,759
Processing - 0.2%                     128  Metal Management, Inc.                                            3,564
                                       99  Rogers Corp. (a)                                                  6,113
                                      505  USEC, Inc.                                                        4,868
                                                                                                       -----------
                                                                                                            19,304
------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer                414  BE Aerospace, Inc. (a)                                            8,731
Durables - 0.1%                       161  Blount International, Inc. (a)                                    1,613
                                                                                                       -----------
                                                                                                            10,344
------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology -            100  IHS, Inc. Class A (a)                                             3,208
0.0%
------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.3%         100  Compass Diversified Trust                                         1,530
                                      332  GenCorp, Inc. (a)                                                 4,263
                                      100  GenTek Inc. (a)                                                   2,761
                                      178  Kaman Corp. Class A                                               3,206
                                      190  Lancaster Colony Corp.                                            8,504
                                      123  Raven Industries, Inc.                                            3,691
                                       33  Sequa Corp. Class A (a)                                           3,097
                                                                                                       -----------
                                                                                                            27,052
------------------------------------------------------------------------------------------------------------------
Office Furniture & Business           200  ACCO Brands Corp. (a)                                             4,452
Equipment - 0.3%                      400  Herman Miller, Inc.                                              13,684
                                      110  Kimball International, Inc. Class B                               2,123
                                      200  Knoll, Inc.                                                       4,040
                                      230  Presstek, Inc. (a)                                                1,240
                                                                                                       -----------
                                                                                                            25,539
------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.2%              174  Atwood Oceanics, Inc. (a)                                         7,825
                                      100  Bois d'Arc Energy, Inc. (a)                                       1,530
                                      100  Hercules Offshore, Inc. (a)                                       3,105
                                                                                                       -----------
                                                                                                            12,460
------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.0%           100  ATP Oil & Gas Corp. (a)                                           3,694
                                      100  Arena Resources, Inc. (a)                                         3,212
                                      100  Atlas America, Inc. (a)                                           4,268
                                      400  Aurora Oil & Gas Corp. (a)                                        1,224

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      260  Berry Petroleum Co. Class A                                 $     7,322
                                      190  Bill Barrett Corp. (a)                                            4,666
                                      308  Brigham Exploration Co. (a)                                       2,085
                                       30  Bronco Drilling Co., Inc. (a)                                       527
                                       57  Callon Petroleum Co. (a)                                            773
                                      100  Carrizo Oil & Gas, Inc. (a)                                       2,579
                                      249  Comstock Resources, Inc. (a)                                      6,760
                                      200  EXCO Resources, Inc. (a)                                          2,482
                                      112  Edge Petroleum Corp. (a)                                          1,845
                                      258  Encore Acquisition Co. (a)                                        6,280
                                      282  Energy Partners Ltd. (a)                                          6,951
                                      200  The Exploration Co. of Delaware, Inc. (a)                         1,914
                                      400  Gasco Energy, Inc. (a)                                            1,080
                                      200  GeoGlobal Resources, Inc. (a)                                     1,172
                                      100  Goodrich Petroleum Corp. (a)                                      3,012
                                    1,139  Grey Wolf, Inc. (a)                                               7,609
                                      212  Harvest Natural Resources, Inc. (a)                               2,194
                                      192  Houston Exploration Co. (a)                                      10,589
                                      400  Mariner Energy, Inc. (a)                                          7,348
                                      137  McMoRan Exploration Co. (a)                                       2,430
                                      559  Meridian Resource Corp. (a)                                       1,711
                                      200  Parallel Petroleum Corp. (a)                                      4,012
                                      818  PetroHawk Energy Corp. (a)                                        8,491
                                      117  Petroleum Development Corp. (a)                                   4,667
                                      200  Petroquest Energy, Inc. (a)                                       2,086
                                      300  Pioneer Drilling Co. (a)                                          3,852
                                      200  Quest Resource Corp. (a)                                          1,776
                                      113  Resource America, Inc. Class A                                    2,350
                                      300  Rosetta Resources, Inc. (a)                                       5,151
                                      163  Stone Energy Corp. (a)                                            6,598
                                      200  Swift Energy Co. (a)                                              8,364
                                      100  Toreador Resources Corp. (a)                                      1,842
                                      400  Transmeridian Exploration, Inc. (a)                               1,580
                                      300  Warren Resources, Inc. (a)                                        3,654
                                      100  Western Refining, Inc.                                            2,324
                                      234  Whiting Petroleum Corp. (a)                                       9,383
                                                                                                       -----------
                                                                                                           159,857
------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic -            300  Delta Petroleum Corp. (a)                                         6,747
0.2%                                  100  GMX Resources Inc. (a)                                            3,139
                                       84  Giant Industries, Inc. (a)                                        6,821
                                                                                                       -----------
                                                                                                            16,707
------------------------------------------------------------------------------------------------------------------
Oil: Integrated International         400  Vaalco Energy, Inc. (a)                                           2,872
- 0.0%
------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%              298  Ferro Corp.                                                       5,298
                                      410  H.B. Fuller Co.                                                   9,610
                                                                                                       -----------
                                                                                                            14,908
------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                          159  Albany International Corp. Class A                                5,059
                                      300  Bowater, Inc.                                                     6,171
                                      156  Buckeye Technologies, Inc. (a)                                    1,326
                                      215  Caraustar Industries, Inc. (a)                                    1,714
                                      119  Chesapeake Corp.                                                  1,703
                                      200  Mercer International, Inc.-Sbi (a)                                1,888
                                      100  Neenah Paper, Inc.                                                3,423
                                      222  P.H. Glatfelter Co.                                               3,008
                                      161  Rock-Tenn Co. Class A                                             3,188

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      274  Wausau Paper Corp.                                          $     3,699
                                                                                                       -----------
                                                                                                            31,179
------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                       100  The Lamson & Sessions Co. (a)                                     2,382
                                      100  PW Eagle, Inc.                                                    3,001
                                      148  Spartech Corp.                                                    3,962
                                                                                                       -----------
                                                                                                             9,345
------------------------------------------------------------------------------------------------------------------
Pollution Control &                   100  American Ecology Corp.                                            1,974
Environmental Services - 0.2%         100  Basin Water, Inc. (a)                                               819
                                      356  Darling International, Inc. (a)                                   1,492
                                      233  Headwaters, Inc. (a)                                              5,441
                                      100  Team, Inc. (a)                                                    2,506
                                                                                                       -----------
                                                                                                            12,232
------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment -        179  Regal-Beloit Corp.                                                7,787
0.1%
------------------------------------------------------------------------------------------------------------------
Printing & Copying Services -         257  Bowne & Co., Inc.                                                 3,670
0.2%                                  400  Cenveo, Inc. (a)                                                  7,528
                                      100  Schawk, Inc.                                                      1,822
                                                                                                       -----------
                                                                                                            13,020
------------------------------------------------------------------------------------------------------------------
Production Technology                  82  ADE Corp. (a)                                                     2,626
Equipment - 1.4%                      189  ATMI, Inc. (a)                                                    5,494
                                      594  Axcelis Technologies, Inc. (a)                                    4,194
                                      530  Brooks Automation, Inc. (a)                                       6,916
                                      280  Cognex Corp.                                                      7,073
                                      572  Credence Systems Corp. (a)                                        1,630
                                      238  Cymer, Inc. (a)                                                  10,451
                                      132  Dionex Corp. (a)                                                  6,724
                                      170  Electro Scientific Industries, Inc. (a)                           3,502
                                      200  Emcore Corp. (a)                                                  1,184
                                      792  Entegris, Inc. (a)                                                8,641
                                      177  Esterline Technologies Corp. (a)                                  5,976
                                      139  FEI Co. (a)                                                       2,934
                                      100  Intevac, Inc. (a)                                                 1,680
                                      374  Kulicke & Soffa Industries, Inc. (a)                              3,306
                                      444  LTX Corp. (a)                                                     2,224
                                      146  MTS Systems Corp.                                                 4,722
                                      290  Mattson Technology, Inc. (a)                                      2,407
                                      123  Photon Dynamics, Inc. (a)                                         1,632
                                      189  Photronics, Inc. (a)                                              2,671
                                      106  Rofin-Sinar Technologies, Inc. (a)                                6,442
                                      160  Rudolph Technologies, Inc. (a)                                    2,933
                                      158  Ultratech, Inc. (a)                                               2,105
                                      343  Varian Semiconductor Equipment Associates, Inc. (a)              12,588
                                                                                                       -----------
                                                                                                           110,055
------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous -           153  Banta Corp.                                                       7,283
0.4%                                   64  Consolidated Graphics, Inc. (a)                                   3,851
                                       49  Courier Corp.                                                     1,820
                                      186  Martha Stewart Living Omnimedia, Inc. Class A                     3,303
                                      200  Playboy Enterprises, Inc. Class B (a)                             1,882
                                    1,096  Primedia, Inc. (a)                                                1,666
                                      100  Private Media Group, Inc. (a)                                       404
                                      619  The Reader's Digest Association, Inc. Class A                     8,022
                                      213  Scholastic Corp. (a)                                              6,635
                                                                                                       -----------
                                                                                                            34,866
------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.3%         500  Belo Corp. Class A                                                7,905
                                      206  Journal Communications, Inc. Class A                              2,322

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      252  Journal Register Co.                                        $     1,429
                                      200  Lee Enterprises, Inc.                                             5,048
                                      100  Media General, Inc. Class A                                       3,772
                                      510  Sun-Times Media Group, Inc.                                       3,356
                                                                                                       -----------
                                                                                                            23,832
------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%        300  CKX, Inc. (a)                                                     3,735
                                      200  Citadel Broadcasting Corp.                                        1,880
                                      200  Cox Radio, Inc. Class A (a)                                       3,070
                                      352  Cumulus Media, Inc. Class A (a)                                   3,365
                                      249  Emmis Communications Corp. Class A (a)                            3,050
                                      200  Entercom Communications Corp.                                     5,040
                                       53  Fisher Communications, Inc. (a)                                   2,202
                                      269  Gray Television, Inc.                                             1,724
                                      201  Lin TV Corp. Class A (a)                                          1,564
                                      500  Radio One, Inc. Class D (a)                                       3,125
                                       81  Salem Communications Corp. Class A                                  916
                                      334  Sinclair Broadcast Group, Inc. Class A                            2,622
                                      284  Spanish Broadcasting System, Inc. Class A (a)                     1,241
                                      400  Westwood One, Inc.                                                2,832
                                      128  World Wrestling Entertainment, Inc.                               2,103
                                      100  WorldSpace, Inc. Class A (a)                                        343
                                                                                                       -----------
                                                                                                            38,812
------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%             100  Freightcar America, Inc.                                          5,300
                                       51  Greenbrier Cos., Inc.                                             1,480
                                      285  Westinghouse Air Brake Technologies Corp.                         7,732
                                                                                                       -----------
                                                                                                            14,512
------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                      231  Florida East Coast Industries, Inc.                              13,185
                                      248  Genesee & Wyoming, Inc. Class A (a)                               5,759
                                      213  RailAmerica, Inc. (a)                                             2,326
                                                                                                       -----------
                                                                                                            21,270
------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                    197  Affordable Residential Communities (a)                            1,909
                                       20  Avatar Holdings, Inc. (a)                                         1,181
                                      123  Bluegreen Corp. (a)                                               1,411
                                       26  Consolidated-Tomoka Land Co.                                      1,668
                                      100  Newkirk Realty Trust, Inc.                                        1,648
                                       38  Tejon Ranch Co. (a)                                               1,612
                                      192  Trammell Crow Co. (a)                                             7,010
                                                                                                       -----------
                                                                                                            16,439
------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts         288  Aames Investment Corp.                                            1,340
(REITs) - 7.2%                        144  Acadia Realty Trust                                               3,672
                                      100  Agree Realty Corp.                                                3,285
                                       10  Alexander's, Inc. (a)                                             3,103
                                      165  Alexandria Real Estate Equities, Inc.                            15,477
                                      175  American Campus Communities, Inc.                                 4,464
                                      700  American Financial Realty Trust                                   7,812
                                      265  American Home Mortgage Investment Corp.                           9,241
                                      312  Anthracite Capital, Inc.                                          4,012
                                      249  Anworth Mortgage Asset Corp.                                      2,079
                                      129  Arbor Realty Trust, Inc.                                          3,297
                                      287  Ashford Hospitality Trust, Inc.                                   3,424
                                      368  BioMed Realty Trust, Inc.                                        11,165
                                      310  Capital Lease Funding, Inc.                                       3,438
                                       61  Capital Trust, Inc.                                               2,485
                                      143  Cedar Shopping Centers, Inc.                                      2,312

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                       56  CentraCore Properties Trust                                 $     1,778
                                      226  Corporate Office Properties Trust                                10,116
                                      254  Cousins Properties, Inc.                                          8,689
                                      400  Crescent Real Estate EQT Co.                                      8,724
                                      270  Deerfield Triarc Capital Corp.                                    3,540
                                      300  DiamondRock Hospitality Co.                                       4,983
                                       96  Digital Realty Trust, Inc.                                        3,007
                                      126  Eastgroup Properties, Inc.                                        6,282
                                      230  Education Realty Trust, Inc.                                      3,395
                                      179  Entertainment Properties Trust                                    8,828
                                      377  Equity Inns, Inc.                                                 6,002
                                      109  Equity Lifestyle Properties, Inc.                                 4,982
                                      204  Equity One, Inc.                                                  4,890
                                      311  Extra Space Storage, Inc.                                         5,383
                                      359  FelCor Lodging Trust, Inc.                                        7,198
                                      330  Fieldstone Investment Corp.                                       2,881
                                      284  First Industrial Realty Trust, Inc.                              12,496
                                      100  First Potomac Realty Trust                                        3,022
                                      300  Franklin Street Properties Corp.                                  5,958
                                      800  Friedman Billings Ramsey Group, Inc. Class A                      6,424
                                      195  GMH Communities Trust                                             2,461
                                       99  Getty Realty Corp.                                                2,899
                                      207  Glenborough Realty Trust, Inc.                                    5,326
                                      217  Glimcher Realty Trust                                             5,377
                                       39  Gramercy Capital Corp.                                              983
                                      300  Healthcare Realty Trust, Inc.                                    11,523
                                      164  Heritage Property Investment Trust                                5,979
                                      300  Hersha Hospitality Trust                                          2,880
                                      285  Highland Hospitality Corp.                                        4,084
                                      372  Highwoods Properties, Inc.                                       13,842
                                      228  Home Properties, Inc.                                            13,032
                                      279  HomeBanc Corp.                                                    1,716
                                      470  IMPAC Mortgage Holdings, Inc.                                     4,404
                                      400  Inland Real Estate Corp.                                          7,008
                                      284  Innkeepers USA Trust                                              4,626
                                      244  Investors Real Estate Trust                                       2,381
                                       80  JER Investors Trust, Inc.                                         1,373
                                      400  KKR Financial Corp.                                               9,816
                                      219  Kite Realty Group Trust                                           3,732
                                      173  LTC Properties, Inc.                                              4,195
                                      268  LaSalle Hotel Properties                                         11,615
                                      296  Lexington Corporate Properties Trust                              6,269
                                      500  Longview Fibre Co.                                               10,160
                                      282  Luminent Mortgage Capital, Inc.                                   2,902
                                      477  MFA Mortgage Investments, Inc.                                    3,554
                                      242  Maguire Properties, Inc.                                          9,859
                                      290  Medical Properties Trust, Inc.                                    3,883
                                      130  Mid-America Apartment Communities, Inc.                           7,959
                                      300  The Mills Corp.                                                   5,013
                                      125  MortgageIT Holdings, Inc.                                         1,760
                                      134  National Health Investors, Inc.                                   3,796
                                      317  National Retail Properties, Inc.                                  6,847
                                      460  Nationwide Health Properties, Inc.                               12,300
                                      221  Newcastle Investment Corp.                                        6,058

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      300  NorthStar Realty Finance Corp.                              $     3,810
                                      188  Novastar Financial, Inc.                                          5,488
                                      374  Omega Healthcare Investors, Inc.                                  5,614
                                       93  PS Business Parks, Inc.                                           5,608
                                       82  Parkway Properties, Inc.                                          3,812
                                      196  Pennsylvania Real Estate Investment Trust                         8,344
                                      277  Post Properties, Inc.                                            13,163
                                      244  Potlatch Corp.                                                    9,052
                                      186  RAIT Investment Trust                                             5,366
                                       79  Ramco-Gershenson Properties Trust                                 2,524
                                      500  Realty Income Corp.                                              12,355
                                      124  Redwood Trust, Inc.                                               6,246
                                      200  Republic Property Trust                                           2,204
                                       61  Saul Centers, Inc.                                                2,745
                                      348  Saxon Capital, Inc.                                               4,886
                                      380  Senior Housing Properties Trust                                   8,109
                                      100  Sizeler Property Investors, Inc.                                  1,503
                                       93  Sovran Self Storage, Inc.                                         5,166
                                      440  Spirit Finance Corp.                                              5,108
                                      404  Strategic Hotel Capital, Inc.                                     8,032
                                       94  Sun Communities, Inc.                                             3,004
                                      369  Sunstone Hotel Investors, Inc.                                   10,967
                                      198  Tanger Factory Outlet Centers, Inc.                               7,053
                                      103  Tarragon Corp.                                                    1,072
                                      382  Trustreet Properties, Inc.                                        4,779
                                      308  U-Store-It Trust                                                  6,610
                                       62  Universal Health Realty Income Trust                              2,223
                                      110  Urstadt Biddle Properties, Inc. Class A                           1,999
                                      261  Washington Real Estate Investment Trust                          10,388
                                      200  Windrose Medical Properties Trust                                 3,536
                                      112  Winston Hotels, Inc.                                              1,380
                                      100  Winthrop Realty Trust, Inc.                                         645
                                                                                                       -----------
                                                                                                           571,587
------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats          98  Arctic Cat, Inc.                                                  1,627
- 0.3%                                429  Fleetwood Enterprises, Inc. (a)                                   2,887
                                       63  Marine Products Corp.                                               612
                                      191  Monaco Coach Corp.                                                2,128
                                      200  Polaris Industries, Inc.                                          8,230
                                      181  Winnebago Industries, Inc.                                        5,680
                                                                                                       -----------
                                                                                                            21,164
------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:             90  Electro Rent Corp. (a)                                            1,531
Commercial - 0.2%                     100  H&E Equipment Services, Inc. (a)                                  2,439
                                       59  Marlin Business Services, Inc. (a)                                1,233
                                      106  McGrath RentCorp                                                  2,714
                                      200  Williams Scotsman International, Inc. (a)                         4,272
                                                                                                       -----------
                                                                                                            12,189
------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:            231  Aaron Rents, Inc.                                                 5,308
Consumer - 0.4%                        54  Amerco, Inc. (a)                                                  4,004
                                      171  Dollar Thrifty Automotive Group (a)                               7,621
                                      400  Rent-A-Center, Inc. (a)                                          11,716
                                       46  WESCO International, Inc. (a)                                     2,669
                                                                                                       -----------
                                                                                                            31,318
------------------------------------------------------------------------------------------------------------------
Restaurants - 2.0%                    200  AFC Enterprises, Inc. (a)                                         2,888
                                      400  Applebee's International, Inc.                                    8,604

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      100  BJ's Restaurants, Inc. (a)                                  $     2,201
                                      251  Bob Evans Farms, Inc.                                             7,600
                                       52  Buffalo Wild Wings, Inc. (a)                                      1,989
                                      200  CBRL Group, Inc.                                                  8,086
                                      234  CEC Entertainment, Inc. (a)                                       7,373
                                      320  CKE Restaurants, Inc.                                             5,350
                                      148  California Pizza Kitchen, Inc. (a)                                4,430
                                      100  Chipotle Mexican Grill, Inc. Class A (a)                          4,967
                                      200  Cosi, Inc. (a)                                                    1,072
                                      800  Denny's Corp. (a)                                                 2,720
                                      232  Domino's Pizza, Inc.                                              5,951
                                      122  IHOP Corp.                                                        5,655
                                      254  Jack in the Box, Inc. (a)                                        13,254
                                      384  Krispy Kreme Doughnuts, Inc. (a)(f)                               3,110
                                      159  Landry's Restaurants, Inc.                                        4,794
                                      122  Lone Star Steakhouse & Saloon, Inc.                               3,388
                                      100  Luby's, Inc. (a)                                                    987
                                      165  O'Charleys, Inc. (a)                                              3,130
                                      178  PF Chang's China Bistro, Inc. (a)                                 6,178
                                      174  Papa John's International, Inc. (a)                               6,283
                                      209  Rare Hospitality International, Inc. (a)                          6,387
                                       86  Red Robin Gourmet Burgers, Inc. (a)                               3,965
                                      400  Ruby Tuesday, Inc.                                               11,276
                                       90  Ruth's Chris Steak House, Inc. (a)                                1,694
                                      246  Ryan's Restaurant Group, Inc. (a)                                 3,904
                                      500  Sonic Corp. (a)                                                  11,305
                                      136  The Steak n Shake Co. (a)                                         2,297
                                      306  Texas Roadhouse, Inc. Class A (a)                                 3,758
                                      296  Triarc Cos.                                                       4,476
                                                                                                       -----------
                                                                                                           159,072
------------------------------------------------------------------------------------------------------------------
Retail - 4.2%                          34  1-800 Contacts, Inc. (a)                                            510
                                      186  1-800-FLOWERS.COM, Inc. Class A (a)                                 978
                                      304  99 Cents Only Stores (a)                                          3,596
                                      103  AC Moore Arts & Crafts, Inc. (a)                                  1,960
                                      356  Aeropostale, Inc. (a)                                            10,406
                                       73  America's Car Mart, Inc. (a)                                      1,201
                                      100  bebe Stores, Inc.                                                 2,478
                                      121  Big 5 Sporting Goods Corp.                                        2,759
                                      700  Big Lots, Inc. (a)                                               13,867
                                       12  Blair Corp.                                                         310
                                    1,100  Blockbuster, Inc. Class A                                         4,224
                                      134  Blue Nile, Inc. (a)                                               4,871
                                       59  The Bon-Ton Stores, Inc.                                          1,755
                                      100  Books-A-Million, Inc.                                             1,785
                                      300  Borders Group, Inc.                                               6,120
                                      159  Brown Shoe Co., Inc.                                              5,699
                                       33  The Buckle, Inc.                                                  1,252
                                       67  Build-A-Bear Workshop, Inc. (a)                                   1,526
                                      287  CSK Auto Corp. (a)                                                4,047
                                      200  Cabela's, Inc. Class A (a)                                        4,346
                                       80  Cache, Inc. (a)                                                   1,431
                                      135  Casual Male Retail Group, Inc. (a)                                1,854
                                      219  The Cato Corp. Class A                                            4,798
                                      122  Central Garden and Pet Co. (a)                                    5,888
                                      103  Charlotte Russe Holding, Inc. (a)                                 2,837

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      715  Charming Shoppes, Inc. (a)                                  $    10,210
                                      121  The Children's Place Retail Stores, Inc. (a)                      7,748
                                      231  Christopher & Banks Corp.                                         6,810
                                      156  Cost Plus, Inc. (a)                                               1,867
                                      139  dELiA*s, Inc. (a)                                                 1,070
                                      326  Dress Barn, Inc. (a)                                              7,113
                                      416  drugstore.com, Inc. (a)                                           1,435
                                      100  Ezcorp, Inc. (a)                                                  3,868
                                      100  FTD Group, Inc. (a)                                               1,545
                                      275  Fred's, Inc.                                                      3,471
                                      213  GSI Commerce, Inc. (a)                                            3,161
                                      100  Gaiam, Inc. (a)                                                   1,291
                                      131  Genesco, Inc. (a)                                                 4,516
                                      284  Global Imaging Systems, Inc. (a)                                  6,268
                                      113  Group 1 Automotive, Inc.                                          5,639
                                      170  Guitar Center, Inc. (a)                                           7,596
                                      228  Gymboree Corp. (a)                                                9,617
                                      316  HOT Topic, Inc. (a)                                               3,520
                                      252  Hibbett Sporting Goods, Inc. (a)                                  6,597
                                      340  Insight Enterprises, Inc. (a)                                     7,007
                                      130  J Crew Group, Inc. (a)                                            3,909
                                      109  Jo-Ann Stores, Inc. (a)                                           1,822
                                       97  Jos. A. Bank Clothiers, Inc. (a)                                  2,906
                                       23  Lawson Products, Inc.                                               964
                                       76  Lithia Motors, Inc. Class A                                       1,879
                                       65  MarineMax, Inc. (a)                                               1,654
                                      300  Men's Wearhouse, Inc.                                            11,163
                                       42  New York & Co. (a)                                                  549
                                       82  Overstock.com, Inc. (a)                                           1,437
                                      362  PEP Boys-Manny, Moe & Jack                                        4,652
                                      400  Pacific Sunwear of California, Inc. (a)                           6,032
                                      187  The Pantry, Inc. (a)                                             10,541
                                      422  Payless Shoesource, Inc. (a)                                     10,508
                                      100  PetMed Express, Inc. (a)                                          1,044
                                      300  Petco Animal Supplies, Inc. (a)                                   8,592
                                      500  Pier 1 Imports, Inc.                                              3,710
                                      144  Priceline.com, Inc. (a)                                           5,298
                                      221  Restoration Hardware, Inc. (a)                                    1,916
                                      100  Retail Ventures, Inc. (a)                                         1,541
                                      200  Rush Enterprises, Inc. Class A (a)                                3,336
                                       31  Russ Berrie & Co., Inc. (a)                                         472
                                      137  School Specialty, Inc. (a)                                        4,835
                                      165  Sonic Automotive, Inc.                                            3,810
                                      202  Stage Stores, Inc.                                                5,927
                                      130  Stamps.com, Inc. (a)                                              2,478
                                      183  Stein Mart, Inc.                                                  2,783
                                      100  Talbots, Inc.                                                     2,725
                                      185  Tuesday Morning Corp.                                             2,568
                                      212  Tween Brands, Inc. (a)                                            7,971
                                      274  United Natural Foods, Inc. (a)                                    8,491
                                      141  ValueVision Media, Inc. Class A (a)                               1,634
                                       30  Volcom, Inc. (a)                                                    676
                                      400  The Wet Seal, Inc. Class A (a)                                    2,456
                                      100  Wilsons The Leather Experts Inc. (a)                                265


BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      334  Zale Corp. (a)                                              $     9,265
                                      100  Zumiez, Inc. (a)                                                  2,700
                                                                                                       -----------
                                                                                                           333,356
------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.1%                 113  Anchor Bancorp Wisconsin, Inc.                                    3,227
                                      200  BFC Financial Corp. (a)                                           1,160
                                      361  Bank Mutual Corp.                                                 4,379
                                      306  BankAtlantic Bancorp, Inc. Class A                                4,351
                                      191  BankUnited Financial Corp. Class A                                4,979
                                       48  Berkshire Hills Bancorp, Inc.                                     1,708
                                      320  Brookline Bancorp, Inc.                                           4,400
                                       77  Coastal Financial Corp.                                             969
                                      260  Commercial Capital Bancorp, Inc.                                  4,144
                                      232  Dime Community Bancshares, Inc.                                   3,417
                                      100  Downey Financial Corp.                                            6,654
                                      157  Fidelity Bankshares, Inc.                                         6,125
                                       98  First Financial Holdings, Inc.                                    3,354
                                      125  First Indiana Corp.                                               3,251
                                      663  First Niagara Financial Group, Inc.                               9,667
                                       68  First Place Financial Corp.                                       1,541
                                      142  First Republic Bank                                               6,044
                                      103  FirstFed Financial Corp. (a)                                      5,842
                                      232  Flagstar Bancorp, Inc.                                            3,376
                                       96  Flushing Financial Corp.                                          1,680
                                       54  Great Southern Bancorp, Inc.                                      1,517
                                      123  Harbor Florida Bancshares, Inc.                                   5,450
                                       45  Horizon Financial Corp.                                           1,344
                                       61  IBERIABANK Corp.                                                  3,721
                                       41  ITLA Capital Corp.                                                2,204
                                      131  KNBT Bancorp, Inc.                                                2,106
                                      150  Kearny Financial Corp.                                            2,277
                                      195  MAF Bancorp, Inc.                                                 8,052
                                      350  Netbank, Inc.                                                     2,118
                                      700  NewAlliance Bancshares, Inc.                                     10,255
                                      105  Northwest Bancorp, Inc.                                           2,678
                                       42  OceanFirst Financial Corp.                                          901
                                      206  Ocwen Financial Corp. (a)                                         3,069
                                      138  PFF Bancorp, Inc.                                                 5,112
                                      244  Partners Trust Financial Group, Inc.                              2,613
                                      100  Pennfed Financial Services, Inc.                                  1,677
                                      423  Provident Financial Services, Inc.                                7,830
                                      241  Provident New York Bancorp                                        3,297
                                      100  Rockville Financial, Inc.                                         1,449
                                      243  Sterling Financial Corp.                                          7,880
                                      101  TierOne Corp.                                                     3,427
                                      135  United Community Financial Corp.                                  1,663
                                      700  W Holding Co., Inc.                                               4,137
                                      100  Willow Grove Bancorp, Inc.                                        1,566
                                                                                                       -----------
                                                                                                           166,611
------------------------------------------------------------------------------------------------------------------
Scientific Equipment &                260  Newport Corp. (a)                                                 4,238
Suppliers - 0.2%                      242  Varian, Inc. (a)                                                 11,101
                                                                                                       -----------
                                                                                                            15,339
------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services       270  CharterMac                                                        5,389
- 0.6%                                100  GFI Group, Inc. (a)                                               5,529

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      110  Gladstone Investment Corp.                                  $     1,606
                                      700  Knight Capital Group, Inc. Class A (a)                           12,740
                                      311  LaBranche & Co., Inc. (a)                                         3,225
                                      156  MarketAxess Holdings, Inc. (a)                                    1,633
                                      196  NCO Group, Inc. (a)                                               5,139
                                      140  optionsXpress Holdings, Inc.                                      3,903
                                      100  Penson Worldwide, Inc. (a)                                        1,795
                                       78  SWS Group, Inc.                                                   1,941
                                      100  Thomas Weisel Partners Group, Inc. (a)                            1,605
                                                                                                       -----------
                                                                                                            44,505
------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.3%           223  ABM Industries, Inc.                                              4,183
                                      155  AMN Healthcare Services, Inc. (a)                                 3,681
                                      120  Administaff, Inc.                                                 4,044
                                      130  The Advisory Board Co. (a)                                        6,568
                                       84  Ambassadors Group, Inc.                                           2,375
                                      410  CBIZ, Inc. (a)                                                    2,993
                                       64  CDI Corp.                                                         1,325
                                       76  CRA International, Inc. (a)                                       3,622
                                      153  Casella Waste Systems, Inc. (a)                                   1,582
                                      174  Chemed Corp.                                                      5,613
                                       85  Clark, Inc.                                                         958
                                      114  CoStar Group, Inc. (a)                                            4,710
                                      200  Cogent, Inc. (a)                                                  2,746
                                      200  Coinmach Service Corp. Class A                                    1,986
                                      177  Coinstar, Inc. (a)                                                5,094
                                      229  Cross Country Healthcare, Inc. (a)                                3,893
                                      173  Diamond Management & Technology Consultants, Inc. (a)             1,927
                                      100  DynCorp. International, Inc. (a)                                  1,259
                                       48  Exponent, Inc. (a)                                                  800
                                      259  FTI Consulting, Inc. (a)                                          6,491
                                       39  First Advantage Corp. Class A (a)                                   814
                                      100  First Consulting Group, Inc. (a)                                    975
                                       77  Forrester Research, Inc. (a)                                      2,026
                                      127  G&K Services, Inc. Class A                                        4,627
                                       71  The Geo Group, Inc. (a)                                           3,000
                                      170  Gevity HR, Inc.                                                   3,873
                                      289  Harris Interactive, Inc. (a)                                      1,763
                                      122  Heidrick & Struggles International, Inc. (a)                      4,392
                                      300  Home Solutions of America, Inc. (a)                               1,644
                                      156  Hudson Highland Group, Inc. (a)                                   1,529
                                      600  IKON Office Solutions, Inc.                                       8,064
                                      166  Jackson Hewitt Tax Service, Inc.                                  4,982
                                      132  Kelly Services, Inc. Class A                                      3,618
                                      100  Kenexa Corp. (a)                                                  2,522
                                      243  Kforce, Inc. (a)                                                  2,899
                                      100  The Knot, Inc. (a)                                                2,213
                                      224  Korn/Ferry International (a)                                      4,691
                                      294  Labor Ready, Inc. (a)                                             4,683
                                      200  Lightbridge, Inc. (a)                                             2,344
                                      100  Liquidity Services, Inc. (a)                                      1,559
                                      137  MAXIMUS, Inc.                                                     3,576
                                      623  MPS Group, Inc. (a)                                               9,414
                                       84  Midas, Inc. (a)                                                   1,737

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                       44  Monro Muffler, Inc.                                         $     1,496
                                      289  Navigant Consulting, Inc. (a)                                     5,797
                                      300  Net 1 UEPS Technologies, Inc. (a)                                 6,858
                                       61  Netratings, Inc. (a)                                                868
                                      100  On Assignment, Inc. (a)                                             981
                                      300  PHH Corp. (a)                                                     8,220
                                      100  People Support, Inc. (a)                                          1,850
                                      100  Perficient, Inc. (a)                                              1,568
                                      100  Pre-Paid Legal Services, Inc.                                     3,967
                                      100  The Providence Service Corp. (a)                                  2,759
                                      300  Regis Corp.                                                      10,755
                                      320  Resources Connection, Inc. (a)                                    8,573
                                      166  Rollins, Inc.                                                     3,504
                                      200  Sirva, Inc. (a)                                                     532
                                      300  Sitel Corp. (a)                                                     903
                                      257  Source Interlink Cos., Inc. (a)                                   2,442
                                      355  Spherion Corp. (a)                                                2,538
                                       87  Startek, Inc.                                                     1,085
                                      600  Synagro Technologies, Inc.                                        2,532
                                      213  TeleTech Holdings, Inc. (a)                                       3,329
                                      390  Tetra Tech, Inc. (a)                                              6,794
                                       14  Travelzoo, Inc. (a)                                                 403
                                       76  Unifirst Corp.                                                    2,374
                                       37  Vertrue, Inc. (a)                                                 1,455
                                      100  Viad Corp.                                                        3,541
                                       39  Volt Information Sciences, Inc. (a)                               1,386
                                      331  Waste Connections, Inc. (a)                                      12,548
                                      133  Waste Services, Inc. (a)                                          1,216
                                      255  Watson Wyatt Worldwide, Inc.                                     10,435
                                      384  Wireless Facilities, Inc. (a)                                       822
                                      196  World Fuel Services Corp.                                         7,928
                                                                                                       -----------
                                                                                                           262,254
------------------------------------------------------------------------------------------------------------------
Shipping - 0.3%                       200  American Commercial Lines, Inc. (a)                              11,890
                                      117  Gulfmark Offshore, Inc. (a)                                       3,725
                                      100  Horizon  Lines, Inc. Class A                                      1,670
                                      100  Maritrans, Inc.                                                   3,660
                                                                                                       -----------
                                                                                                            20,945
------------------------------------------------------------------------------------------------------------------
Shoes - 0.6%                           80  DSW, Inc. Class A (a)                                             2,520
                                       67  Deckers Outdoor Corp. (a)                                         3,170
                                      223  The Finish Line, Inc. Class A                                     2,814
                                      200  Iconix Brand Group, Inc. (a)                                      3,220
                                      185  K-Swiss, Inc. Class A                                             5,561
                                       69  Kenneth Cole Productions, Inc. Class A                            1,682
                                      100  Shoe Carnival, Inc. (a)                                           2,522
                                      108  Skechers U.S.A., Inc. Class A (a)                                 2,539
                                      182  Steven Madden Ltd.                                                7,142
                                      199  Stride Rite Corp.                                                 2,778
                                      300  Timberland Co. Class A (a)                                        8,631
                                      317  Wolverine World Wide, Inc.                                        8,974
                                                                                                       -----------
                                                                                                            51,553
------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                          700  AK Steel Holding Corp. (a)                                        8,498
                                      296  Chaparral Steel Co. (a)                                          10,082
                                      175  Gibraltar Industries, Inc.                                        3,882
                                      211  Oregon Steel Mills, Inc. (a)                                     10,312

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      141  Schnitzer Steel Industries, Inc. Class A                    $     4,447
                                       81  Steel Technologies, Inc.                                          1,590
                                       45  Wheeling-Pittsburgh Corp. (a)                                       770
                                      400  Worthington Industries, Inc.                                      6,824
                                                                                                       -----------
                                                                                                            46,405
------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                          100  Imperial Sugar Co. New Shares                                     3,112
------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment -        900  Andrew Corp. (a)                                                  8,307
0.9%                                  620  Arris Group, Inc. (a)                                             7,105
                                      139  Audiovox Corp. Class A (a)                                        1,935
                                      290  Belden CDT, Inc.                                                 11,087
                                      255  C-COR, Inc. (a)                                                   2,188
                                      100  CalAmp Corp. (a)                                                    609
                                      355  Interdigital Communications Corp. (a)                            12,106
                                      229  Mastec, Inc. (a)                                                  2,535
                                      300  Plantronics, Inc.                                                 5,259
                                      600  Polycom, Inc. (a)                                                14,718
                                      629  Powerwave Technologies, Inc. (a)                                  4,780
                                      100  Radyne Corp. (a)                                                  1,224
                                      334  Symmetricom, Inc. (a)                                             2,695
                                                                                                       -----------
                                                                                                            74,548
------------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%               258  Interface, Inc. Class A (a)                                       3,323
------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers        278  Carter's, Inc. (a)                                                7,336
- 0.9%                                 59  Cherokee, Inc.                                                    2,160
                                      100  Columbia Sportswear Co. (a)                                       5,583
                                       74  Guess?, Inc. (a)                                                  3,591
                                      112  Hartmarx Corp. (a)                                                  758
                                      194  Kellwood Co.                                                      5,593
                                       90  Maidenform Brands, Inc. (a)                                       1,737
                                       99  Oxford Industries, Inc.                                           4,248
                                       54  Perry Ellis International, Inc. (a)                               1,668
                                      338  Phillips-Van Heusen Corp.                                        14,118
                                      700  Quiksilver, Inc. (a)                                              8,505
                                      100  True Religion Apparel, Inc. (a)                                   2,111
                                      100  Under Armour, Inc. Class A (a)                                    4,002
                                      325  The Warnaco Group, Inc. (a)                                       6,286
                                                                                                       -----------
                                                                                                            67,696
------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                  64  Bandag, Inc.                                                      2,627
                                      358  Cooper Tire & Rubber Co.                                          3,601
                                      100  Titan International, Inc.                                         1,808
                                                                                                       -----------
                                                                                                             8,036
------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                        532  Alliance One International, Inc.                                  2,181
                                       85  Schweitzer-Mauduit International, Inc.                            1,613
                                      176  Universal Corp.                                                   6,429
                                      313  Vector Group Ltd.                                                 5,075
                                                                                                       -----------
                                                                                                            15,298
------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                           181  Jakks Pacific, Inc. (a)                                           3,227
                                      201  Leapfrog Enterprises, Inc. (a)                                    1,594
                                      200  Marvel Entertainment, Inc. (a)                                    4,828
                                                                                                       -----------
                                                                                                             9,649
------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous -        100  Celadon Group, Inc. (a)                                           1,664
0.2%                                  220  HUB Group, Inc. Class A (a)                                       5,012
                                      206  Pacer International, Inc.                                         5,719
                                      115  Saia, Inc. (a)                                                    3,749

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                       56  US Xpress Enterprises, Inc. Class A (a)                     $     1,296
                                                                                                       -----------
                                                                                                            17,440
------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                       156  Arkansas Best Corp.                                               6,713
                                      196  Forward Air Corp.                                                 6,486
                                      370  Heartland Express, Inc.                                           5,802
                                      333  Knight Transportation, Inc.                                       5,644
                                       61  Marten Transport Ltd. (a)                                         1,042
                                      184  Old Dominion Freight Line, Inc. (a)                               5,526
                                      100  USA Truck, Inc. (a)                                               1,905
                                      338  Werner Enterprises, Inc.                                          6,324
                                                                                                       -----------
                                                                                                            39,442
------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio -         384  Mediacom Communications Corp. Class A (a)                         2,734
0.0%
------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.7%          200  Allete, Inc.                                                      8,690
                                      292  Avista Corp.                                                      6,915
                                      230  Black Hills Corp.                                                 7,730
                                       94  CH Energy Group, Inc.                                             4,838
                                      338  Cleco Corp.                                                       8,531
                                      589  Duquesne Light Holdings, Inc.                                    11,580
                                      340  El Paso Electric Co. (a)                                          7,596
                                      147  The Empire District Electric Co.                                  3,290
                                      292  IDACORP, Inc.                                                    11,041
                                       90  ITC Holdings Corp.                                                2,808
                                      118  MGE Energy, Inc.                                                  3,821
                                      200  NorthWestern Corp.                                                6,996
                                      211  Otter Tail Corp.                                                  6,170
                                      400  PNM Resources, Inc.                                              11,028
                                       90  Pike Electric Corp. (a)                                           1,341
                                      100  Portland General Electric Co.                                     2,441
                                      153  UIL Holdings Corp.                                                5,738
                                      246  Unisource Energy Corp.                                            8,199
                                      500  Westar Energy, Inc.                                              11,755
                                                                                                       -----------
                                                                                                           130,508
------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors -          97  Cascade Natural Gas Corp.                                         2,531
1.0%                                   27  EnergySouth, Inc.                                                   911
                                      121  The Laclede Group, Inc.                                           3,882
                                      193  New Jersey Resources Corp.                                        9,515
                                      304  Nicor, Inc.                                                      12,999
                                      166  Northwest Natural Gas Co.                                         6,520
                                      259  Peoples Energy Corp.                                             10,528
                                      400  Piedmont Natural Gas Co.                                         10,124
                                      162  South Jersey Industries, Inc.                                     4,845
                                      210  Southwest Gas Corp.                                               6,997
                                      337  WGL Holdings, Inc.                                               10,562
                                                                                                       -----------
                                                                                                            79,414
------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous -          2,268  Aquila, Inc. (a)                                                  9,820
0.1%
------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications         300  Alaska Communications Systems Group, Inc.                         3,981
- 1.2%                                190  CT Communications, Inc.                                           4,127
                                      100  Centennial Communications Corp.                                     533
                                    1,501  Cincinnati Bell, Inc. (a)                                         7,235
                                      152  Commonwealth Telephone Enterprises, Inc.                          6,267
                                      100  Consolidated Communications Holdings, Inc.                        1,871
                                      874  Dobson Communications Corp. Class A (a)                           6,127
                                      100  Eschelon Telecom, Inc. (a)                                        1,699

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

                                   Shares
Industry                             Held  Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------
                                      170  FairPoint Communications, Inc.                              $     2,958
                                      680  FiberTower Corp. (a)                                              6,426
                                      345  General Communication Inc. Class A (a)                            4,275
                                      180  Golden Telecom, Inc. (e)                                          5,445
                                      300  IDT Corp. Class B (a)                                             4,326
                                      100  iPCS, Inc. (a)                                                    5,355
                                      144  Iowa Telecommunications Services, Inc.                            2,850
                                      100  NTELOS Holdings Corp. (a)                                         1,277
                                        1  NeuStar, Inc. Class A (a)                                            28
                                       80  North Pittsburgh Systems, Inc.                                    2,014
                                      453  Premiere Global Services, Inc. (a)                                3,932
                                      100  RCN Corp. (a)                                                     2,830
                                       29  Shenandoah Telecom Co.                                            1,261
                                       80  SureWest Communications                                           1,558
                                      217  Talk America Holdings, Inc. (a)                                   2,062
                                      759  Time Warner Telecom, Inc. Class A (a)                            14,429
                                      152  USA Mobility, Inc.                                                3,472
                                                                                                       -----------
                                                                                                            96,338
------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%               129  American States Water Co.                                         4,934
                                      126  California Water Service Group                                    4,653
                                       34  Connecticut Water Service, Inc.                                     751
                                       58  SJW Corp.                                                         1,735
                                      172  Southwest Water Co.                                               2,104
                                                                                                       -----------
                                                                                                            14,177
------------------------------------------------------------------------------------------------------------------
Wholesale & International             239  Central European Distribution Corp. (a)                           5,595
Trade - 0.1%
------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                    282  Brightpoint, Inc. (a)                                             4,010
                                      250  LKQ Corp. (a)                                                     5,493
                                      190  Prestige Brands Holdings, Inc. (a)                                2,117
                                      234  United Stationers, Inc. (a)                                      10,883
                                                                                                       -----------
                                                                                                            22,503
------------------------------------------------------------------------------------------------------------------
                                           Total Common Stocks (Cost - $7,175,144) - 95.4%               7,578,078
------------------------------------------------------------------------------------------------------------------

                               Beneficial
                                 Interest  Short-Term Securities
------------------------------------------------------------------------------------------------------------------
                                $ 365,798  BlackRock Liquidity Series, LLC
                                           Cash Sweep Series I, 5.11% (b)(d)                               365,798
                                   20,600  BlackRock Liquidity Series, LLC
                                           Money Market Series, 5.33% (b)(c)(d)                             20,600
------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities
                                           (Cost - $386,398) - 4.9%                                        386,398
------------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $7,561,542*) - 100.3%               7,964,476

                                           Liabilities in Excess of Other Assets - (0.3%)                  (23,177)
                                                                                                       -----------
                                           Net Assets - 100.0%                                         $ 7,941,299
                                                                                                       ===========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 7,550,928
                                                                    ===========
      Gross unrealized appreciation                                 $ 1,126,838
      Gross unrealized depreciation                                    (713,290)
                                                                    -----------
      Net unrealized appreciation                                   $   413,548
                                                                    ===========

BlackRock Series Fund, Inc. - BlackRock Small Cap Index Portfolio
Schedule of Investments as of September 30, 2006

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------
                                                                    Net             Interest
      Affiliate                                                   Activity           Income
      --------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I        $(583,995)        $  43,808
      BlackRock Liquidity Series, LLC Money Market Series        $    (550)        $     554
      --------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Represents the current yield as of September 30, 2006.
(e)   Depositary receipts.
(f)   Security, or a portion of security, is on loan.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
        Number of                    Expiration                      Unrealized
        Contracts    Issue              Date         Face Value     Appreciation
      --------------------------------------------------------------------------
            5        Russell Mini   December 2006    $ 365,851      $        199
      --------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 5.0%    Airlines - 0.0%                             45  Qantas Airways Ltd.                                   $      132
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                           774  Foster's Group Ltd.                                        3,720
                                                               382  Lion Nathan Ltd.                                           2,309
                                                                                                                          ----------
                                                                                                                               6,029
                    ----------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                       173  CSL Ltd.                                                   6,975
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                     117  Macquarie Bank Ltd.                                        6,038
                                                                22  Perpetual Trustees Australia Ltd.                          1,200
                                                                                                                          ----------
                                                                                                                               7,238
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                           371  Orica Ltd.                                                 6,221
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.2%                  1,232  Australia & New Zealand Banking Group Ltd.                24,695
                                                               897  Commonwealth Bank of Australia                            30,625
                                                             1,156  National Australia Bank Ltd.                              31,660
                                                             1,164  Westpac Banking Corp.                                     19,727
                                                                                                                          ----------
                                                                                                                             106,707
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies -           991  Brambles Industries Ltd.                                   9,429
                    0.1%                                       157  Downer EDI Ltd.                                              704
                                                                                                                          ----------
                                                                                                                              10,133
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%          240  Leighton Holdings Ltd.                                     3,464
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%              845  Boral Ltd.                                                 4,559
                                                               507  James Hardie Industries NV                                 2,822
                                                               304  Rinker Group Ltd.                                          3,153
                                                                                                                          ----------
                                                                                                                              10,534
                    ----------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%              790  Amcor Ltd.                                                 4,380
                    ----------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                      1,163  Pacific Brands Ltd.                                        2,196
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services -            94  Australian Stock Exchange Ltd.                             2,280
                    0.1%                                       237  Babcock & Brown Ltd.                                       3,555
                                                               547  Suncorp-Metway Ltd.                                        8,956
                                                                                                                          ----------
                                                                                                                              14,791
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            1,583  Telstra Corp. Ltd.                                         4,383
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%         203  WorleyParsons Ltd.                                         2,545
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%          1,184  Coles Myer Ltd.                                           12,714
                                                               980  Woolworths Ltd.                                           14,810
                                                                                                                          ----------
                                                                                                                              27,524
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                     1,687  Futuris Corp. Ltd.                                         2,556
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                       162  Alinta Ltd.                                                1,378
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies -          91  Cochlear Ltd.                                              3,599
                    0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services -       1,361  DCA Group Ltd.                                             3,484
                    0.1%                                     1,083  Mayne Group Ltd.                                           2,764
                                                                                                                          ----------
                                                                                                                               6,248
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -            410  Aristocrat Leisure Ltd.                                    4,314
                    0.1%                                       602  TABCORP Holdings Ltd.                                      7,022
                                                               749  Tattersall's Ltd.                                          2,001
                                                                                                                          ----------
                                                                                                                              13,337
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                         307  Computershare Ltd.                                         1,766
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%          1,853  CSR Ltd.                                                   4,121
                                                               148  Wesfarmers Ltd.                                            3,858
                                                                                                                          ----------
                                                                                                                               7,979
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.3%                         1,487  AMP Ltd.                                              $    9,921
                                                                44  AXA Asia Pacific Holdings Ltd.                               213
                                                             1,783  Insurance Australia Group Ltd.                             7,025
                                                               457  QBE Insurance Group Ltd.                                   8,355
                                                                                                                          ----------
                                                                                                                              25,514
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                             1,602  John Fairfax Holdings Ltd.                                 5,044
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.9%                     172  Alumina Ltd.                                                 795
                                                             2,736  BHP Billiton Ltd.                                         52,330
                                                               142  BlueScope Steel Ltd.                                         687
                                                               380  Iluka Resources Ltd.                                       2,016
                                                               220  Newcrest Mining Ltd.                                       3,694
                                                               882  OneSteel Ltd.                                              2,764
                                                               271  Rio Tinto Ltd.                                            14,177
                                                               296  Zinifex Ltd.                                               2,596
                                                                                                                          ----------
                                                                                                                              79,059
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.1%                     479  Australian Gas Light Co., Ltd.                             7,667
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%         101  Caltex Australia Ltd.                                      1,801
                                                               734  Origin Energy Ltd.                                         3,653
                                                               780  Paladin Resources Ltd. (b)                                 2,765
                                                               772  Santos Ltd.                                                6,447
                                                               227  Woodside Petroleum Ltd.                                    6,649
                                                                                                                          ----------
                                                                                                                              21,315
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%             621  PaperlinX Ltd.                                             1,784
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                     725  Mayne Pharma Ltd. (b)                                      2,321
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts            2,912  CFS Retail Property Trust                                  4,390
                    (REITs) - 0.4%                              52  Centro Properties Group/New                                  312
                                                             3,662  Commonwealth Property Office Fund                          3,853
                                                             3,296  DB RREEF Trust                                             3,935
                                                             1,131  ING Industrial Fund                                        1,992
                                                             2,653  Investa Property Group                                     4,870
                                                               306  Macquarie Office Trust                                       341
                                                               306  Macquire Goodman Group                                     1,489
                                                               857  Multiplex Group                                            2,251
                                                               358  Stockland                                                  1,977
                                                                45  Stockland (a)                                                244
                                                               869  Westfield Group                                           12,205
                                                                                                                          ----------
                                                                                                                              37,859
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                 2,113  General Property Trust                                     7,411
                    Development - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                         149  Toll Holdings Ltd.                                         1,711
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods -         189  Billabong International Ltd.                               2,066
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure -          1,223  Macquarie Airports                                         2,802
                    0.1%                                       475  Macquarie Infrastructure Group                             1,134
                                                               982  Transurban Group                                           5,350
                                                                                                                          ----------
                                                                                                                               9,286
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Australia                         451,152
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%      Building Products - 0.0%                    54  Wienerberger AG                                            2,547
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                    164  Erste Bank der Oesterreichischen Sparkassen AG            10,200
                                                                49  Raiffeisen International Bank Holding AG                   5,214
                                                                                                                          ----------
                                                                                                                              15,414
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%               64  RHI AG (b)                                            $    2,501
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication              149  Telekom Austria AG                                         3,756
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                   88  Verbund - Oesterreichische
                                                                    Elektrizitaetswirtschafts AG                               4,253
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                             1  Wiener Staedtische Allgemeine Versicherung AG                 63
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                            22  Andritz AG                                                 3,353
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                      72  Boehler-Uddeholm AG                                        4,046
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%          51  OMV AG                                                     2,640
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                   547  IMMOFINANZ Immobilien Anlagen AG (b)                       6,583
                    Development - 0.1%                          84  Meinl European Land Ltd. (b)                               1,828
                                                                                                                          ----------
                                                                                                                               8,411
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Austria                            46,984
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.2%      Beverages - 0.1%                           173  InBev NV                                                   9,515
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                            66  Solvay SA                                                  8,528
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                    491  Dexia                                                     12,707
                                                               122  KBC Bancassurance Holding                                 12,835
                                                                                                                          ----------
                                                                                                                              25,542
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services -           829  Fortis                                                    33,615
                    0.5%                                        76  Groupe Bruxelles Lambert SA                                8,101
                                                                 5  Groupe Bruxelles Lambert SA Strip VVPR (b)                     0
                                                                                                                          ----------
                                                                                                                              41,716
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               66  Belgacom SA                                                2,570
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%             28  Colruyt SA                                                 4,774
                                                                33  Delhaize Group                                             2,769
                                                                                                                          ----------
                                                                                                                               7,543
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies -          31  Omega Pharma SA                                            1,786
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products -              64  AGFA-Gevaert NV                                            1,516
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%          42  Euronav SA                                                 1,362
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                      54  UCB SA                                                     3,430
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                  39  Mobistar SA                                                3,226
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Belgium                           106,734
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%      Energy Equipment & Services - 0.0%         102  SeaDrill Ltd. (b)                                          1,339
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Bermuda                             1,339
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands -    Communications Equipment - 0.1%          1,000  Foxconn International Holdings Ltd. (b)                    3,080
0.1%                ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication               1,000  Hutchison Telecommunications International Ltd. (b)        1,768
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Cayman Islands                  4,848
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%      Beverages - 0.0%                            21  Carlsberg A/S                                              1,764
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                            47  Novozymes A/S Class B                                      3,581
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                    364  Danske Bank A/S                                           14,299
                                                                50  Jyske Bank (b)                                             2,879
                                                                 1  Sydbank A/S                                                   37
                                                                                                                          ----------
                                                                                                                              17,215
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                  9  Vestas Wind Systems A/S (b)                           $      240
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                        95  Danisco A/S                                                7,698
                                                                24  East Asiatic Co., Ltd. A/S                                 1,125
                                                                                                                          ----------
                                                                                                                               8,823
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies -          39  Coloplast A/S Class B                                      3,130
                    0.1%                                       200  GN Store Nord                                              3,058
                                                                                                                          ----------
                                                                                                                               6,188
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                   10  Bang & Olufsen A/S Class B                                 1,072
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                            26  Topdanmark A/S (b)                                         3,586
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                                1  AP Moller - Maersk A/S                                     8,561
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                      60  H Lundbeck A/S                                             1,396
                                                               166  Novo-Nordisk A/S B                                        12,323
                                                                                                                          ----------
                                                                                                                              13,719
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                          14  DSV A/S                                                    2,445
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Denmark                            67,194
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%      Auto Components - 0.0%                      65  Nokian Renkaat Oyj                                         1,168
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                   100  Asko Oyj                                                   2,708
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.7%          3,062  Nokia Oyj                                                 60,742
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%            1  YIT Oyj                                                       23
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication              202  Elisa Corp.                                                4,452
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                  289  Fortum Oyj                                                 7,692
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%             30  Kesko Oyj Class B                                          1,260
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                          80  TietoEnator Oyj                                            2,349
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                           186  Sampo Oyj                                                  3,874
                    ----------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products -             113  Amer Sports Corp.                                          2,534
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.2%                           114  Cargotec Corp. Class B                                     4,819
                                                                 1  KCI Konecranes Oyj                                            19
                                                                88  Kone Oyj Class B                                           4,264
                                                                84  Wartsila Oyj                                               3,405
                                                                                                                          ----------
                                                                                                                              12,507
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                      37  Outokumpu Oyj                                                943
                                                                57  Rautaruukki Oyj                                            1,635
                                                                                                                          ----------
                                                                                                                               2,578
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%          94  Neste Oil Oyj                                              2,729
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.2%             552  Stora Enso Oyj Class R                                     8,363
                                                               311  UPM-Kymmene Oyj                                            7,383
                                                                                                                          ----------
                                                                                                                              15,746
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                      47  Orion Oyj (a)                                                893
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Finland                           121,255
------------------------------------------------------------------------------------------------------------------------------------
France - 9.4%       Aerospace & Defense - 0.1%                 212  European Aeronautic Defense and Space Co.                  6,091
                                                               165  Safran SA                                                  3,332
                                                                75  Zodiac SA                                                  4,444
                                                                                                                          ----------
                                                                                                                              13,867
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                             77  Air France-KLM                                             2,320
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                     127  Compagnie Generale des Etablissements Michelin             9,299
                                                               120  Valeo SA                                                   4,276
                                                                                                                          ----------
                                                                                                                              13,575
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.2%                         160  Peugeot SA                                            $    9,013
                                                               116  Renault SA                                                13,291
                                                                                                                          ----------
                                                                                                                              22,304
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                            56  Pernod-Ricard                                             11,641
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                   243  Cie de Saint-Gobain                                       17,607
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                            90  Air Liquide                                               18,344
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.4%                    609  BNP Paribas                                               65,458
                                                               461  Credit Agricole SA                                        20,229
                                                               281  Societe Generale                                          44,673
                                                                                                                          ----------
                                                                                                                             130,360
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies -            15  Societe BIC SA                                               932
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.2%          1,160  Alcatel SA                                                14,151
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%          160  Vinci SA                                                  17,795
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%               16  Imerys SA                                                  1,338
                                                               111  Lafarge SA                                                14,314
                                                                                                                          ----------
                                                                                                                              15,652
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            1,315  France Telecom SA                                         30,151
                    Services - 0.3%
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                102  Alstom (b)                                                 9,219
                                                               143  Schneider Electric SA                                     15,932
                                                                                                                          ----------
                                                                                                                              25,151
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%          33  Technip SA                                                 1,874
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%            421  Carrefour SA                                              26,574
                                                                64  Casino Guichard Perrachon SA                               5,152
                                                                                                                          ----------
                                                                                                                              31,726
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%                       178  Groupe Danone                                             24,961
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                       204  Gaz de France                                              8,114
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies -          39  Cie Generale d'Optique Essilor International SA            3,989
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -            148  Accor SA                                                  10,077
                    0.2%                                       103  Sodexho Alliance SA                                        5,702
                                                                                                                          ----------
                                                                                                                              15,779
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                   57  Thomson                                                      895
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                          13  Atos Origin (b)                                              716
                                                               123  Cap Gemini SA                                              6,518
                                                                                                                          ----------
                                                                                                                               7,234
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.6%                         1,164  AXA                                                       42,878
                                                                34  CNP Assurances                                             3,295
                                                             1,275  SCOR                                                       3,101
                                                                                                                          ----------
                                                                                                                              49,274
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                            26  Vallourec                                                  6,057
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                                52  Lagardere S.C.A.                                           3,748
                                                                12  M6-Metropole Television                                      368
                                                                76  Publicis Groupe                                            2,990
                                                               158  Societe Television Francaise 1                             5,042
                                                               914  Vivendi SA                                                32,917
                                                                                                                          ----------
                                                                                                                              45,065
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.6%                     802  Suez SA                                                   35,233
                                                               235  Veolia Environnement                                      14,173
                                                                                                                          ----------
                                                                                                                              49,406
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                     44  Pinault-Printemps-Redoute                             $    6,516
                    ----------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.1%                   47  Neopost SA                                                 5,602
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.2%       1,654  Total SA                                                 108,427
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.3%                   226  L'Oreal SA                                                22,932
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.8%                     799  Sanofi-Aventis                                            71,052
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                7  Gecina SA                                                    933
                    (REITs) - 0.1%                              16  Klepierre                                                  2,394
                                                                28  Unibail                                                    5,877
                                                                                                                          ----------
                                                                                                                               9,204
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor             369  STMicroelectronics NV                                      6,390
                    Equipment - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                              8  Business Objects SA (b)                                      270
                                                                58  Dassault Systemes SA                                       3,260
                                                                                                                          ----------
                                                                                                                               3,530
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                  64  Hermes International                                       5,910
                    Goods - 0.3%                               190  LVMH Moet Hennessy Louis Vuitton SA                       19,556
                                                                                                                          ----------
                                                                                                                              25,466
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure -             23  Societe Des Autoroutes Paris-Rhin-Rhone                    1,710
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                  95  Bouygues                                                   5,076
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in France                            844,129
------------------------------------------------------------------------------------------------------------------------------------
Germany - 6.6%      Air Freight & Logistics - 0.1%             470  Deutsche Post AG                                          12,324
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                             40  Deutsche Lufthansa AG                                        847
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.2%                     118  Continental AG                                            13,668
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.5%                         704  DaimlerChrysler AG                                        35,146
                                                               135  Volkswagen AG                                             11,489
                                                                                                                          ----------
                                                                                                                              46,635
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.6%                     416  Deutsche Bank AG Registered Shares                        50,146
                                                                29  MLP AG                                                       649
                                                                                                                          ----------
                                                                                                                              50,795
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.7%                           403  BASF AG                                                   32,238
                                                               582  Bayer AG                                                  29,637
                                                                42  Linde AG                                                   3,953
                                                                                                                          ----------
                                                                                                                              65,828
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                    548  Commerzbank AG                                            18,430
                                                                76  Deutsche Postbank AG                                       5,762
                                                                                                                          ----------
                                                                                                                              24,192
                    ----------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%              23  Wincor Nixdorf AG                                          3,340
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%           61  Hochtief AG                                                3,815
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services -            55  Deutsche Boerse AG                                         8,263
                    0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            2,123  Deutsche Telekom AG                                       33,724
                    Services - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.7%                  494  E.ON AG                                                   58,498
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                 24  Solarworld AG                                              1,317
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%             66  Metro AG                                                   3,853
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services -          70  Celesio AG                                                 3,645
                    0.1%                                        56  Fresenius Medical Care AG                                  7,267
                                                                                                                          ----------
                                                                                                                              10,912
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -            161  TUI AG                                                     3,320
                    0.1%
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.6%             16  Rheinmetall AG                                        $    1,163
                                                               631  Siemens AG                                                54,993
                                                                                                                          ----------
                                                                                                                              56,156
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.8%                           288  Allianz AG Registered Shares                              49,791
                                                               157  Muenchener Rueckversicherungs AG Registered Shares        24,802
                                                                                                                          ----------
                                                                                                                              74,593
                    ----------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools & Services -           101  Qiagen NV (b)                                              1,580
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                            31  Heidelberger Druckmaschn                                   1,277
                                                                88  MAN AG                                                     7,440
                                                                                                                          ----------
                                                                                                                               8,717
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                               184  Premiere AG (b)                                            2,452
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                      51  Salzgitter AG                                              4,788
                                                               213  ThyssenKrupp AG                                            7,169
                                                                                                                          ----------
                                                                                                                              11,957
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.3%                     296  RWE AG                                                    27,278
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                    105  KarstadtQuelle AG (b)                                      2,494
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                    27  Beiersdorf AG                                              1,435
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                      38  Altana AG                                                  2,097
                                                                32  Merck KGaA                                                 3,390
                                                                                                                          ----------
                                                                                                                               5,487
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                   130  IVG Immobilien AG                                          4,700
                    Development - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor             551  Infineon Technologies AG (b)                               6,526
                    Equipment - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.4%                            173  SAP AG                                                    34,275
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                     60  Douglas Holding AG                                         2,805
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                 152  Adidas-Salomon AG                                          7,143
                    Goods - 0.1%                                 9  Puma AG Rudolf Dassler Sport                               3,067
                                                                                                                          ----------
                                                                                                                              10,210
                    ----------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.0%           50  Hypo Real Estate Holding AG                                3,116
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Germany                           595,112
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%       Beverages - 0.0%                            84  Coca-Cola Hellenic Bottling Co. SA                         2,892
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                    365  Alpha Bank AE                                              9,728
                                                               247  EFG Eurobank Ergasias SA                                   7,559
                                                               208  National Bank of Greece SA                                 8,943
                                                                32  Piraeus Bank SA                                              829
                                                                                                                          ----------
                                                                                                                              27,059
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%            275  Intracom SA (a)                                            1,756
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%               35  Titan Cement Co. SA                                        1,657
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication              146  Hellenic Telecommunications Organization SA                3,577
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                  193  Public Power Corp.                                         4,645
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -            140  OPAP SA                                                    4,700
                    0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%          56  Hellenic Petroleum SA                                        671
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                    128  Germanos SA                                                3,048
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                 137  Cosmote Mobile Telecommunications SA                       3,280
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Greece                             53,285
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.6%    Airlines - 0.1%                          2,000  Cathay Pacific Airways Ltd.                           $    4,096
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                  3,500  BOC Hong Kong Holdings Ltd.                                7,860
                                                             1,000  Bank of East Asia Ltd.                                     4,562
                                                               700  Hang Seng Bank Ltd.                                        8,844
                                                                                                                          ----------
                                                                                                                              21,266
                    ----------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                        400  Li & Fung Ltd.                                               994
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            5,000  PCCW Ltd.                                                  3,054
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%                1,500  CLP Holdings Ltd.                                          9,086
                                                             1,500  HongKong Electric Holdings                                 7,017
                                                                                                                          ----------
                                                                                                                              16,103
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%              1,500  Johnson Electric Holdings Ltd.                             1,311
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.2%                     5,000  Hong Kong & China Gas                                     11,717
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%          2,000  Hutchison Whampoa Ltd.                                    17,659
                                                             1,000  Melco International Development                            2,141
                                                                                                                          ----------
                                                                                                                              19,800
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                               935  SCMP Group Ltd.                                              331
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts              700  The Link REIT                                              1,457
                    (REITs) - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                 1,000  Cheung Kong Holdings Ltd.                                 10,735
                    Development - 0.6%                       4,000  Hang Lung Properties Ltd.                                  8,542
                                                             1,000  Henderson Land Development Co., Ltd.                       5,621
                                                             2,049  New World Development Ltd.                                 3,529
                                                             2,000  Sino Land Co.                                              3,542
                                                             1,000  Sun Hung Kai Properties Ltd.                              10,915
                                                             1,000  Swire Pacific Ltd. Class A                                10,446
                                                             1,000  Wharf Holdings Ltd.                                        3,426
                                                                                                                          ----------
                                                                                                                              56,756
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                       1,000  MTR Corp.                                                  2,510
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor             563  Solomon Systech International Ltd.                            98
                    Equipment - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                    500  Esprit Holdings Ltd.                                       4,559
                                                             4,000  Giordano International Ltd.                                1,951
                                                                                                                          ----------
                                                                                                                               6,510
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods         2,000  Texwinca Holdings Ltd.                                     1,306
                    - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Hong Kong                         147,309
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%      Airlines - 0.0%                            283  Ryanair Holdings Plc (b)                                   3,026
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                   128  Kingspan Group Plc                                         2,635
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                    525  Allied Irish Banks Plc                                    13,953
                                                               562  Bank of Ireland                                           10,978
                                                               327  Depfa Bank Plc                                             6,031
                                                                                                                          ----------
                                                                                                                              30,962
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%              303  CRH Plc                                                   10,221
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%            510  Fyffes Plc                                                   988
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                         9  Iaws Group Plc                                               167
                                                               107  Kerry Group Plc                                            2,535
                                                                                                                          ----------
                                                                                                                               2,702
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -            153  Paddy Power Plc                                            2,868
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%            120  DCC Plc                                               $    2,995
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                           300  Irish Life & Permanent Plc                                 7,509
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                               323  Independent News & Media Plc                                 974
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                     395  Elan Corp. Plc (b)                                         6,104
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors -         372  Grafton Group Plc                                          4,901
                    0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Ireland                            75,885
------------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%        Aerospace & Defense - 0.1%                 196  Finmeccanica SpA                                           4,372
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.1%                         554  Fiat SpA                                                   8,825
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                     580  Banca Fideuram SpA                                         3,692
                                                               201  Mediobanca SpA                                             4,377
                                                               166  Mediolanum SpA                                             1,232
                                                                                                                          ----------
                                                                                                                               9,301
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.4%                  2,747  Banca Intesa SpA                                          18,057
                                                               879  Banca Intesa SpA (RNC)                                     5,371
                                                             1,215  Banca Monte dei Paschi di Siena SpA                        7,358
                                                                55  Banca Popolare di Milano Scrl                                727
                                                               152  Banche Popolari Unite Scrl                                 4,086
                                                               348  Banco Popolare di Verona e Novara Scrl                     9,606
                                                             1,339  Capitalia SpA                                             11,090
                                                               809  Sanpaolo IMI SpA                                          17,063
                                                             6,258  UniCredito Italiano SpA                                   51,884
                                                                                                                          ----------
                                                                                                                             125,242
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            7,495  Telecom Italia SpA                                        21,267
                    Services - 0.4%                          5,127  Telecom Italia SpA (RNC)                                  12,340
                                                                                                                          ----------
                                                                                                                              33,607
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                2,894  Enel SpA                                                  26,377
                                                               793  Terna SpA                                                  2,304
                                                                                                                          ----------
                                                                                                                              28,681
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                     1,274  Snam Rete Gas SpA                                          6,181
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -            230  Autogrill SpA                                              3,657
                    0.0%                                        14  Lottomatica SpA                                              527
                                                                                                                          ----------
                                                                                                                               4,184
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%          4,442  Pirelli & C SpA                                            3,814
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                            25  Alleanza Assicurazioni SpA                                   292
                                                               758  Assicurazioni Generali SpA                                28,326
                                                                94  Fondiaria-Sai SpA                                          4,121
                                                               359  Unipol SpA (Preference Shares)                             1,062
                                                                                                                          ----------
                                                                                                                              33,801
                    ----------------------------------------------------------------------------------------------------------------
                    Internet Software & Services -             654  Tiscali SpA (b)                                            1,853
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                               438  Mediaset SpA                                               4,702
                                                             7,219  Seat Pagine Gialle SpA                                     3,609
                                                                                                                          ----------
                                                                                                                               8,311
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.6%       1,949  ENI SpA                                                   57,698
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                  99  Bulgari SpA                                                1,259
                    Goods - 0.1%                               119  Luxottica Group SpA                                        3,502
                                                                                                                          ----------
                                                                                                                               4,761
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure -            126  Autostrade SpA (a)                                         3,735
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Italy                             334,366
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Japan - 23.1%       Airlines - 0.0%                          1,000  All Nippon Airways Co., Ltd.                          $    4,049
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.4%                     100  Aisin Seiki Co., Ltd.                                      2,922
                                                               400  Denso Corp.                                               14,060
                                                               100  NOK Corp.                                                  2,469
                                                               200  Stanley Electric Co., Ltd.                                 4,133
                                                               100  Sumitomo Rubber Industries, Ltd.                           1,101
                                                               100  Toyoda Gosei Co., Ltd.                                     2,202
                                                               200  Toyota Industries Corp.                                    8,487
                                                                                                                          ----------
                                                                                                                              35,374
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 2.0%                       1,100  Honda Motor Co., Ltd.                                     36,988
                                                             1,700  Nissan Motor Co., Ltd.                                    19,050
                                                             2,100  Toyota Motor Corp.                                       114,191
                                                               200  Yamaha Motor Co., Ltd.                                     5,302
                                                                                                                          ----------
                                                                                                                             175,531
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.3%                           100  Asahi Breweries Ltd.                                       1,459
                                                               100  ITO EN, Ltd.                                               3,447
                                                             1,000  Kirin Brewery Co., Ltd.                                   13,357
                                                             1,000  Sapporo Holdings Ltd.                                      4,752
                                                             1,000  Takara Holdings, Inc.                                      5,878
                                                                                                                          ----------
                                                                                                                              28,893
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.4%                 1,000  Asahi Glass Co., Ltd.                                     12,341
                                                             1,000  Central Glass Co., Ltd.                                    5,539
                                                               100  Daikin Industries Ltd.                                     2,964
                                                               300  JS Group Corp.                                             6,276
                                                             1,000  Nippon Sheet Glass Co., Ltd.                               4,701
                                                                                                                          ----------
                                                                                                                              31,821
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.6%                   1,000  Daiwa Securities Group, Inc.                              11,672
                                                               100  Jafco Co., Ltd.                                            5,048
                                                               100  Matsui Securities Co., Ltd.                                  834
                                                               500  Nikko Cordial Corp.                                        5,802
                                                             1,400  Nomura Holdings, Inc.                                     24,664
                                                                15  SBI Holdings, Inc.                                         5,368
                                                             1,000  Shinko Securities Co., Ltd.                                3,955
                                                                                                                          ----------
                                                                                                                              57,343
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.0%                         1,000  Asahi Kasei Corp.                                          6,403
                                                             1,000  Dainippon Ink and Chemicals, Inc.                          3,642
                                                             1,000  Denki Kagaku Kogyo Kabushiki Kaisha                        3,879
                                                               100  Hitachi Chemical Co., Ltd.                                 2,422
                                                               100  JSR Corp.                                                  2,202
                                                               500  Kuraray Co., Ltd.                                          5,565
                                                             1,000  Mitsubishi Chemical Holdings Corp.                         6,268
                                                             1,000  Mitsui Chemicals, Inc.                                     7,199
                                                               200  Nitto Denko Corp.                                         11,858
                                                               300  Shin-Etsu Chemical Co., Ltd.                              19,159
                                                             1,000  Showa Denko KK                                             4,311
                                                             1,000  Sumitomo Chemical Co., Ltd.                                7,470
                                                             1,000  Teijin Ltd.                                                5,387
                                                             1,000  Toray Industries, Inc.                                     7,530
                                                                                                                          ----------
                                                                                                                              93,295
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.9%                  1,000  The Bank of Yokohama Ltd.                                  7,877
                                                             1,000  The Chiba Bank Ltd.                                        8,919

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             1,000  Hokuhoku Financial Group, Inc.                        $    3,769
                                                             1,000  The Joyo Bank Ltd.                                         5,937
                                                                 7  Mitsubishi UFJ Financial Group, Inc.                      88,317
                                                                 7  Mizuho Financial Group, Inc.                              54,309
                                                                 4  Resona Holdings, Inc.                                     11,993
                                                             2,000  Shinsei Bank Ltd.                                         12,197
                                                             1,000  The Shizuoka Bank Ltd.                                    10,875
                                                                 4  Sumitomo Mitsui Financial Group, Inc.                     42,011
                                                             1,000  The Sumitomo Trust & Banking Co., Ltd.                    10,469
                                                                                                                          ----------
                                                                                                                             256,673
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies -           100  Arrk Corp.                                                 1,314
                    0.2%                                         1  The Goodwill Group, Inc.                                     605
                                                               100  Meitec Corp.                                               3,075
                                                             1,000  Toppan Printing Co., Ltd.                                 11,096
                                                                                                                          ----------
                                                                                                                              16,090
                    ----------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.5%           2,000  Fujitsu Ltd.                                              16,499
                                                             2,000  NEC Corp.                                                 10,994
                                                               100  Seiko Epson Corp.                                          2,727
                                                             3,000  Toshiba Corp.                                             19,464
                                                                                                                          ----------
                                                                                                                              49,684
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%        1,000  Kajima Corp.                                               4,574
                                                             1,000  Nishimatsu Construction Co., Ltd.                          3,735
                                                             1,000  Shimizu Corp.                                              5,717
                                                             1,000  Taisei Corp.                                               3,591
                                                                                                                          ----------
                                                                                                                              17,617
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%            1,000  Taiheiyo Cement Corp.                                      3,701
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.4%                     80  Acom Co., Ltd.                                             3,415
                                                                25  Aiful Corp.                                                  968
                                                               100  Credit Saison Co., Ltd.                                    4,218
                                                                70  ORIX Corp.                                                19,358
                                                               100  Promise Co., Ltd.                                          3,981
                                                                10  Shohkoh Fund & Co., Ltd.                                   1,898
                                                                40  Takefuji Corp.                                             1,836
                                                                                                                          ----------
                                                                                                                              35,674
                    ----------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%              100  Toyo Seikan Kaisha Ltd.                                    1,914
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services -            100  Benesse Corp.                                              3,701
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                4  Nippon Telegraph & Telephone Corp.                        19,650
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.8%                  500  Chubu Electric Power Co., Inc.                            13,001
                                                               200  Hokkaido Electric Power Co., Inc.                          4,853
                                                               500  The Kansai Electric Power Co., Inc.                       11,540
                                                               300  Kyushu Electric Power Co., Inc.                            7,089
                                                               400  Tohoku Electric Power Co., Inc.                            8,758
                                                               800  The Tokyo Electric Power Co., Inc.                        23,038
                                                                                                                          ----------
                                                                                                                              68,279
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.4%              1,000  Fuji Electric Holdings Co., Ltd.                           5,158
                                                             1,000  Furukawa Electric Co., Ltd.                                6,607
                                                             2,000  Mitsubishi Electric Corp.                                 16,855
                                                               600  Sumitomo Electric Industries Ltd.                          8,126
                                                               100  Ushio, Inc.                                                2,156
                                                                                                                          ----------
                                                                                                                              38,902
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                     100  Citizen Watch Co., Ltd.                               $      823
                    Instruments - 0.9%                       3,000  Hitachi Ltd.                                              17,507
                                                               300  Hoya Corp.                                                11,307
                                                               100  Ibiden Co., Ltd.                                           5,285
                                                               100  Kyocera Corp.                                              8,563
                                                               200  Murata Manufacturing Co., Ltd.                            13,891
                                                               100  Nidec Corp.                                                7,547
                                                               200  Omron Corp.                                                4,913
                                                               100  TDK Corp.                                                  8,013
                                                               300  Yokogawa Electric Corp.                                    3,944
                                                                                                                          ----------
                                                                                                                              81,793
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.4%            400  Aeon Co., Ltd.                                             9,808
                                                               100  Lawson, Inc.                                               3,515
                                                               100  Matsumotokiyoshi Co., Ltd.                                 2,405
                                                               660  Seven & I Holdings Co. Ltd.                               21,243
                                                                                                                          ----------
                                                                                                                              36,971
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                       100  Katokichi Co., Ltd.                                          817
                                                             1,000  Nichirei Corp.                                             5,277
                                                               300  Nissin Food Products Co., Ltd.                             9,554
                                                               100  Yakult Honsha Co., Ltd.                                    2,939
                                                                                                                          ----------
                                                                                                                              18,587
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                     2,000  Osaka Gas Co., Ltd.                                        6,979
                                                             1,000  Tokyo Gas Co., Ltd.                                        5,014
                                                                                                                          ----------
                                                                                                                              11,993
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies -         100  Terumo Corp.                                               3,795
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services -         200  Mediceo Paltac Holdings Co. Ltd.                           4,099
                    0.1%                                       100  Suzuken Co., Ltd.                                          3,752
                                                                                                                          ----------
                                                                                                                               7,851
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -            100  Oriental Land Co., Ltd.                                    5,616
                    0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.5%                  200  Casio Computer Co., Ltd.                                   4,032
                                                               100  Daito Trust Construction Co., Ltd.                         5,429
                                                             1,000  Daiwa House Industry Co., Ltd.                            17,321
                                                               100  Makita Corp.                                               2,939
                                                             1,000  Matsushita Electric Industrial Co., Ltd.                  21,175
                                                               200  Pioneer Corp.                                              3,523
                                                               100  Rinnai Corp.                                               2,863
                                                             1,000  Sanyo Electric Co., Ltd. (b)                               2,033
                                                             1,000  Sekisui Chemical Co., Ltd.                                 8,436
                                                             1,000  Sekisui House Ltd.                                        15,136
                                                             1,000  Sharp Corp.                                               17,152
                                                               800  Sony Corp.                                                32,389
                                                                                                                          ----------
                                                                                                                             132,428
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%                  100  Uni-Charm Corp.                                            5,556
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                           1  NTT Data Corp.                                             4,616
                    ----------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &              140  Electric Power Development Co.                             4,992
                    Energy Traders - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.6%                             1  Millea Holdings, Inc.                                     17,448
                                                             1,000  Mitsui Sumitomo Insurance Co., Ltd.                       12,510
                                                             1,000  Sompo Japan Insurance, Inc.                               13,103
                                                               200  T&D Holdings, Inc.                                        14,484
                                                                                                                          ----------
                                                                                                                              57,545
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.1%            12  Rakuten, Inc.                                         $    4,696
                    ----------------------------------------------------------------------------------------------------------------
                    Internet Software & Services -               3  eAccess Ltd.                                               1,812
                    0.1%                                         1  Index Corp.                                                  725
                                                                14  Yahoo! Japan Corp.                                         5,271
                                                                                                                          ----------
                                                                                                                               7,808
                    ----------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products -             300  Fuji Photo Film Co., Ltd.                                 10,952
                    0.3%                                       200  Namco Bandai Holdings, Inc.                                3,146
                                                               100  Sankyo Co., Ltd. (Gunma)                                   5,345
                                                               100  Sega Sammy Holdings, Inc.                                  3,219
                                                               100  Shimano, Inc.                                              2,795
                                                               100  Yamaha Corp.                                               2,105
                                                                                                                          ----------
                                                                                                                              27,562
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 1.2%                           200  Amano Corp.                                                2,565
                                                               100  Fanuc Ltd.                                                 7,809
                                                             1,000  Ishikawajima-Harima Heavy Industries Co., Ltd.             3,058
                                                               200  JTEKT Corp.                                                3,879
                                                             1,000  Kawasaki Heavy Industries Ltd.                             3,312
                                                             1,000  Komatsu Ltd.                                              17,279
                                                             1,000  Kubota Corp.                                               8,216
                                                               200  Kurita Water Industries Ltd.                               3,879
                                                             3,000  Mitsubishi Heavy Industries Ltd.                          12,425
                                                             1,000  Mitsui Engineering & Shipbuilding Co., Ltd.                3,252
                                                             1,000  NSK Ltd.                                                   8,445
                                                             1,000  NTN Corp.                                                  7,911
                                                               100  SMC Corp.                                                 13,238
                                                             1,000  Sumitomo Heavy Industries Ltd.                             8,377
                                                                                                                          ----------
                                                                                                                             103,645
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.2%                            1,000  Mitsui OSK Lines Ltd.                                      7,394
                                                             1,000  Nippon Yusen Kabushiki Kaisha                              6,090
                                                                                                                          ----------
                                                                                                                              13,484
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                 2  Dentsu, Inc.                                               5,438
                                                               200  Toho Co., Ltd.                                             4,066
                                                               100  Tokyo Broadcasting System, Inc.                            2,333
                                                                                                                          ----------
                                                                                                                              11,837
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.8%                     400  JFE Holdings, Inc.                                        15,686
                                                             2,000  Kobe Steel Ltd.                                            6,285
                                                             1,000  Mitsubishi Materials Corp.                                 4,125
                                                             1,000  Mitsui Mining & Smelting Co., Ltd.                         5,158
                                                             1,000  Nippon Light Metal Co., Ltd.                               2,516
                                                             5,000  Nippon Steel Corp.                                        20,582
                                                             1,000  Nisshin Steel Co., Ltd.                                    2,964
                                                             3,000  Sumitomo Metal Industries Ltd.                            11,511
                                                                 8  Toho Titanium Co. Ltd.                                       494
                                                                                                                          ----------
                                                                                                                              69,321
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                    300  Marui Co., Ltd.                                            4,393
                                                             1,000  Mitsukoshi Ltd.                                            4,489
                                                                                                                          ----------
                                                                                                                               8,882
                    ----------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.7%                  750  Canon, Inc.                                               39,131
                                                               500  Konica Minolta Holdings, Inc. (a)                          6,700
                                                             1,000  Ricoh Co., Ltd.                                           19,904
                                                                                                                          ----------
                                                                                                                              65,735
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%           1  Inpex Holdings, Inc. (b)                              $    7,945
                                                             1,000  Nippon Mining Holdings, Inc.                               7,072
                                                             1,000  Nippon Oil Corp.                                           7,369
                                                                                                                          ----------
                                                                                                                              22,386
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%           1,000  OJI Paper Co., Ltd.                                        5,480
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                   100  Aderans Co., Ltd.                                          2,592
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.1%                     400  Astellas Pharma, Inc.                                     16,093
                                                               100  Chugai Pharmaceutical Co., Ltd.                            2,151
                                                               547  Daiichi Sankyo Co. Ltd.                                   15,521
                                                               200  Eisai Co., Ltd.                                            9,673
                                                             1,000  Kyowa Hakko Kogyo Co., Ltd.                                7,047
                                                               100  Santen Pharmaceutical Co., Ltd.                            2,537
                                                               700  Takeda Pharmaceutical Co., Ltd.                           43,696
                                                                                                                          ----------
                                                                                                                              96,718
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                1  Japan Prime Realty Investment Corp.                        2,990
                    (REITs) - 0.2%                               1  Japan Real Estate Investment Corp.                         8,470
                                                                 1  Japan Retail Fund Investment Corp.                         7,369
                                                                                                                          ----------
                                                                                                                              18,829
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                     1  KK DaVinci Advisors (b)                                      957
                    Development - 0.3%                         100  Leopalace21 Corp.                                          3,651
                                                             1,000  Mitsubishi Estate Co., Ltd.                               21,852
                                                                                                                          ----------
                                                                                                                              26,460
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.8%                           1  Central Japan Railway Co.                                 10,672
                                                                 2  East Japan Railway Co.                                    13,992
                                                             1,000  Hankyo Corp.                                               6,276
                                                             1,000  Keihin Electric Express Railway Co., Ltd.                  7,310
                                                             1,000  Keio Electric Railway Co., Ltd.                            6,674
                                                             1,000  Keisei Electric Railway Co., Ltd.                          6,132
                                                             2,000  Kintetsu Corp.                                             6,268
                                                             1,000  Odakyu Electric Railway Co., Ltd.                          6,361
                                                             1,000  Tobu Railway Co., Ltd.                                     5,048
                                                                 1  West Japan Railway Co.                                     4,277
                                                                                                                          ----------
                                                                                                                              73,010
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor             200  Advantest Corp.                                            9,927
                    Equipment - 0.4%                           100  Elpida Memory, Inc. (b)                                    4,540
                                                               100  Rohm Co., Ltd.                                             9,291
                                                               100  Sumco Corp.                                                7,411
                                                               100  Tokyo Electron Ltd.                                        7,394
                                                                                                                          ----------
                                                                                                                              38,563
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.3%                            100  Konami Corp.                                               2,541
                                                               100  Nintendo Co., Ltd.                                        20,616
                                                                                                                          ----------
                                                                                                                              23,157
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                    100  Aoyama Trading Co., Ltd.                                   3,193
                                                               100  Fast Retailing Co., Ltd.                                   9,393
                                                               100  Shimachu Co., Ltd.                                         2,939
                                                                50  USS Co., Ltd.                                              3,214
                                                                                                                          ----------
                                                                                                                              18,739
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods -       1,000  Toyobo Co., Ltd.                                      $    2,634
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.2%                               4  Japan Tobacco, Inc.                                       15,551
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors -       1,000  Itochu Corp.                                               7,750
                    0.7%                                     1,000  Marubeni Corp.                                             4,980
                                                             1,200  Mitsubishi Corp.                                          22,564
                                                             1,000  Mitsui & Co., Ltd.                                        12,722
                                                               100  Sojitz Corp. (b)                                             325
                                                             1,000  Sumitomo Corp.                                            12,476
                                                                                                                          ----------
                                                                                                                              60,817
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                   1  KDDI Corp.                                                 6,234
                    Services - 0.5%                             14  NTT DoCoMo, Inc.                                          21,581
                                                               800  Softbank Corp.                                            16,567
                                                                                                                          ----------
                                                                                                                              44,382
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Japan                           2,072,222
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.7%  Air Freight & Logistics - 0.1%             216  TNT NV                                                     8,184
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                           224  Heineken NV                                               10,235
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                           249  Akzo Nobel NV                                             15,323
                                                                33  Koninklijke DSM NV                                         1,446
                                                                                                                          ----------
                                                                                                                              16,769
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                  1,477  ABN AMRO Holding NV                                       43,033
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies -           195  Buhrmann NV                                                2,937
                    0.1%                                        33  Randstad Holdings NV                                       1,877
                                                                97  Vedior NV                                                  1,815
                                                                                                                          ----------
                                                                                                                               6,629
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services -            89  Euronext NV                                                8,642
                    0.8%                                     1,448  ING Groep NV CVA                                          63,630
                                                                                                                          ----------
                                                                                                                              72,272
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            1,450  Koninklijke KPN NV                                        18,478
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%          94  Fugro NV                                                   3,957
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%          1,165  Koninklijke Ahold NV (b)                                  12,367
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                       151  Royal Numico NV                                            6,790
                                                             1,206  Unilever NV                                               29,637
                                                                                                                          ----------
                                                                                                                              36,427
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.4%                  919  Koninklijke Philips Electronics NV                        32,212
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                         1,053  Aegon NV                                                  19,728
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                               321  Reed Elsevier NV                                           5,347
                                                               289  Wolters Kluwer NV                                          7,531
                                                                                                                          ----------
                                                                                                                              12,878
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                     200  Mittal Steel Co. NV                                        6,972
                                                               322  Mittal Steel Co. NV                                       11,233
                                                                                                                          ----------
                                                                                                                              18,205
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts               21  Corio NV                                                   1,528
                    (REITs) - 0.1%                              62  Rodamco Europe NV                                          7,214
                                                                12  Wereldhave NV                                              1,309
                                                                                                                          ----------
                                                                                                                              10,051
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor             410  ASML Holding NV (b)                                   $    9,577
                    Equipment - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Netherlands                   331,002
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%  Construction Materials - 0.0%              370  Fletcher Building Ltd.                                     2,073
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            2,078  Telecom Corp. of New Zealand Ltd.                          5,902
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies -         752  Fisher & Paykel Healthcare Corp.                           2,038
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -            616  Sky City Ltd.                                              2,130
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                  514  Fisher & Paykel Appliances Holdings Ltd.                   1,211
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts              448  Kiwi Income Property Trust                                   404
                    (REITs) - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in New Zealand                        13,758
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%       Chemicals - 0.0%                           172  Yara International ASA                                     2,612
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                    687  DnB NOR ASA                                                8,421
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%            100  Tandberg ASA                                               1,069
                                                                 8  Tandberg Television ASA (b)                                   65
                                                                                                                          ----------
                                                                                                                               1,134
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication              630  Telenor ASA                                                8,225
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%         204  Acergy SA (b)                                              3,489
                                                                52  Aker Kvaerner ASA                                          4,627
                                                                75  Petroleum Geo-Services ASA (b)                             3,659
                                                                                                                          ----------
                                                                                                                              11,775
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%            100  Orkla ASA                                                  4,763
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                           200  Storebrand ASA                                             2,114
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                               28  Stolt-Nielsen SA                                             730
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.3%          44  Frontline Ltd.                                             1,681
                                                               680  Norsk Hydro ASA                                           15,204
                                                               347  Statoil ASA                                                8,211
                                                                                                                          ----------
                                                                                                                              25,096
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%             261  Norske Skogindustrier ASA                                  3,928
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Norway                             68,798
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%     Commercial Banks - 0.1%                     81  Banco BPI SA                                                 603
                                                               525  Banco Comercial Portugues SA Registered Shares             1,629
                                                               299  Banco Espirito Santo SA Registered Shares                  4,564
                                                                                                                          ----------
                                                                                                                               6,796
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication              757  Portugal Telecom SGPS SA Registered Shares                 9,445
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                1,065  Energias de Portugal SA                                    4,614
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%          1,934  Sonae SGPS SA                                              3,356
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%             160  Sonae Industria SGPS SA (b)                                1,447
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure -            352  Brisa-Auto Estradas de Portugal SA Private Shares          3,897
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Portugal                           29,555
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.9%    Aerospace & Defense - 0.0%               1,000  Singapore Technologies Engineering Ltd.               $    1,797
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                          1,000  Singapore Airlines Ltd.                                    9,203
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                  1,000  DBS Group Holdings Ltd.                                   12,103
                                                             2,400  Oversea-Chinese Banking Corp.                              9,909
                                                             1,000  United Overseas Bank Ltd.                                 10,275
                                                                                                                          ----------
                                                                                                                              32,287
                    ----------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%             150  Creative Technology Ltd.                                     983
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            6,500  Singapore Telecommunications Ltd.                          9,998
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%          1,242  SembCorp Industries Ltd.                                   2,631
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                           815  SembCorp Marine Ltd.                                       1,716
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                            2,000  Cosco Corp. (Singapore) Ltd.                               2,093
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             1,000  Singapore Press Holdings Ltd.                              2,585
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts            2,000  Ascendas Real Estate Investment Trust                      2,711
                    (REITs) - 0.1%                           1,455  Suntec Real Estate Investment Trust                        1,357
                                                                                                                          ----------
                                                                                                                               4,068
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                 1,000  CapitaLand Ltd.                                            3,183
                    Development - 0.1%                         100  UOL Group Ltd.                                               221
                                                                                                                          ----------
                                                                                                                               3,404
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                       3,000  ComfortDelgro Corp. Ltd.                                   3,196
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor           1,000  Chartered Semiconductor Manufacturing Ltd. (b)               763
                    Equipment - 0.0%                         3,000  STATS ChipPAC Ltd. (b)                                     1,844
                                                                                                                          ----------
                                                                                                                               2,607
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Singapore                          76,568
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.9%        Airlines - 0.0%                            759  Iberia Lineas Aereas de Espana                             2,038
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.6%                  2,688  Banco Bilbao Vizcaya Argentaria SA                        62,142
                                                               511  Banco Popular Espanol SA                                   8,370
                                                             4,356  Banco Santander Central Hispano SA                        68,809
                                                                                                                          ----------
                                                                                                                             139,321
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.3%          178  ACS Actividades de Construccion y Servicios, SA            8,433
                                                                30  Acciona SA                                                 4,560
                                                                35  Fomento de Construcciones y Contratas SA                   2,793
                                                                 5  Grupo Ferrovial SA                                           402
                                                               135  Sacyr Vallehermoso SA                                      6,131
                                                                                                                          ----------
                                                                                                                              22,319
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            3,262  Telefonica SA                                             56,486
                    Services - 0.6%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.7%                  703  Endesa SA                                                 29,877
                                                               641  Iberdrola SA                                              28,663
                                                               143  Union Fenosa SA                                            7,297
                                                                                                                          ----------
                                                                                                                              65,837
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%                228  Gamesa Corp. Tecnologica SA                                4,991
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                       197  Azucarera Ebro Agricolas, SA                               4,023
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                        64  Gas Natural SDG SA                                         2,331
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -             44  NH Hoteles SA (a)                                            933
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                           102  Corporacion Mapfre SA                                      2,129
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                38  Promotora de Informaciones SA                         $      621
                                                                56  Sogecable SA (b)                                           1,997
                                                                                                                          ----------
                                                                                                                               2,618
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%         685  Repsol YPF SA                                             20,366
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                    144  Inditex SA                                                 6,705
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                             202  Altadis SA                                                 9,580
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure -            260  Abertis Infraestructuras SA                                6,818
                    0.1%                                       347  Cintra Concesiones de Infraestructuras de
                                                                    Transporte SA                                              4,884
                                                                                                                          ----------
                                                                                                                              11,702
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Spain                             351,379
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%       Building Products - 0.0%                   117  Assa Abloy AB B                                            2,175
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.0%                      95  D Carnegie AB                                              2,003
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                  1,945  Nordea Bank AB                                            25,478
                                                               353  Skandinaviska Enskilda Banken AB Class A                   9,489
                                                               306  Svenska Handelsbanken Class A                              8,267
                                                                                                                          ----------
                                                                                                                              43,234
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies -           303  Securitas AB (a)                                           5,702
                    0.1%                                       303  Securitas Systems AB (a)                                   1,137
                                                                                                                          ----------
                                                                                                                               6,839
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.4%         11,441  Telefonaktiebolaget LM Ericsson                           39,653
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%          422  Skanska AB Class B                                         7,140
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services -            303  Securitas Direct AB                                          761
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               62  Tele2 AB                                                     626
                    Services - 0.1%                          1,396  TeliaSonera AB                                             8,953
                                                                                                                          ----------
                                                                                                                               9,579
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies -         295  Getinge AB Class B                                         5,394
                    0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services -         143  Capio AB (b)                                               3,268
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                  100  Electrolux AB Series B                                     1,624
                                                               377  Husqvarna AB (b)                                           4,437
                                                                                                                          ----------
                                                                                                                               6,061
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.5%                           111  Alfa Laval AB                                              3,726
                                                               158  Atlas Copco AB                                             4,150
                                                               189  Atlas Copco AB Class B                                     4,732
                                                               200  SKF AB Class B                                             2,927
                                                               450  Sandvik AB                                                 5,158
                                                                86  Scania AB Class B                                          5,128
                                                               116  Trelleborg AB Class B                                      2,184
                                                                84  Volvo AB Class A                                           5,204
                                                               147  Volvo AB Class B                                           8,756
                                                                                                                          ----------
                                                                                                                              41,965
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                               230  Eniro AB                                                   2,825
                                                                43  Modern Times Group AB (a)                                  2,224
                                                                                                                          ----------
                                                                                                                               5,049
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                     318  Boliden AB                                            $    6,031
                                                                87  Ssab Svenskt Stal AB                                       1,620
                                                                                                                          ----------
                                                                                                                               7,651
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%         146  Lundin Petroleum AB (b)                                    1,539
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%              47  Holmen AB Class B                                          1,962
                                                               123  Svenska Cellulosa AB                                       5,639
                                                                                                                          ----------
                                                                                                                               7,601
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                   113  Fabege AB                                                  2,498
                    Development - 0.0%                          44  Wihlborgs Fastigheter AB                                     793
                                                                                                                          ----------
                                                                                                                               3,291
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                            459  Telelogic AB (b)                                             883
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                    366  Hennes & Mauritz AB B Shares                              15,307
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.0%                             202  Swedish Match AB                                           3,287
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Sweden                            212,680
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.9%  Biotechnology - 0.1%                         7  Serono SA                                                  6,029
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                     4  Geberit AG Registered Shares                               4,861
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.6%                     946  Credit Suisse Group                                       54,582
                                                             1,505  UBS AG                                                    89,776
                                                                                                                          ----------
                                                                                                                             144,358
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                            32  Ciba Specialty Chemicals AG Registered Shares              1,927
                                                               118  Clariant AG                                                1,590
                                                                 8  Givaudan                                                   6,386
                                                                70  Lonza Group AG Registered Shares                           4,834
                                                                57  Syngenta AG                                                8,573
                                                                                                                          ----------
                                                                                                                              23,310
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies -            70  Adecco SA Registered Shares                                4,212
                    0.1%                                         5  SGS SA                                                     5,020
                                                                                                                          ----------
                                                                                                                               9,232
                    ----------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.1%             184  Logitech International SA (a)                              3,984
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%              112  Holcim Ltd.                                                9,128
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               12  Swisscom AG                                                3,983
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.2%              1,457  ABB Ltd.                                                  19,114
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments           1  Kudelski SA                                                   30
                    - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 1.2%                       306  Nestle SA Registered Shares                              106,397
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                      7  Nobel Biocare Holding AG                                   1,718
                    Supplies - 0.1%                             32  Phonak Holding AG Registered Shares                        2,019
                                                                 5  Straumann Holding AG Registered Shares                     1,074
                                                                59  Synthes, Inc.                                              6,540
                                                                                                                          ----------
                                                                                                                              11,351
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                           221  Swiss Reinsurance Registered Shares                       16,866
                                                               119  Zurich Financial Services AG                              29,158
                                                                                                                          ----------
                                                                                                                              46,024
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                            13  SIG Holding AG Registered Shares                           3,743
                                                                30  Schindler Holding AG                                       1,560
                                                                 3  Sulzer AG                                                  2,384
                                                                                                                          ----------
                                                                                                                               7,687
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                               42  Kuehne & Nagel International AG                            2,897
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.1%                   1,683  Novartis AG Registered Shares                         $   97,978
                                                               530  Roche Holding AG                                          91,380
                                                                                                                          ----------
                                                                                                                             189,358
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                    19  PSP Swiss Property AG                                        962
                    Development - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor              10  Unaxis Holding AG                                          3,341
                    Equipment - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                 430  Compagnie Financiere Richemont AG                         20,644
                    Goods - 0.3%                                25  The Swatch Group Ltd. Bearer Shares                        4,817
                                                                21  The Swatch Group Ltd. Registered Shares                      812
                                                                                                                          ----------
                                                                                                                              26,273
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Switzerland                       618,319
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -    Aerospace & Defense - 0.3%               2,228  BAE Systems Plc                                           16,449
23.2%                                                          764  Cobham Plc                                                 2,590
                                                               238  Meggitt Plc                                                1,387
                                                             1,171  Rolls-Royce Group Plc                                      9,909
                                                                                                                          ----------
                                                                                                                              30,335
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                            543  British Airways Plc (b)                                    4,331
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.0%                     469  GKN Plc                                                    2,516
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%                         2,294  Diageo Plc                                                40,429
                                                               595  SABMiller Plc                                             11,092
                                                               529  Scottish & Newcastle Plc                                   5,632
                                                                                                                          ----------
                                                                                                                              57,153
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.4%                     174  3i Group Plc                                               3,041
                                                               490  Amvescap Plc                                               5,309
                                                                63  Close Brothers Group Plc                                   1,201
                                                               112  Collins Stewart Holdings Plc                               1,820
                                                               634  ICAP Plc                                                   6,111
                                                               235  Investec Plc                                               2,302
                                                             1,552  Man Group Plc                                             12,988
                                                                67  Schroders Plc                                              1,164
                                                                                                                          ----------
                                                                                                                              33,936
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                           788  Imperial Chemical Industries Plc                           5,847
                                                               145  Johnson Matthey Plc                                        3,735
                                                                                                                          ----------
                                                                                                                               9,582
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 4.5%                  5,133  Barclays Plc                                              64,624
                                                             2,882  HBOS Plc                                                  56,902
                                                             8,395  HSBC Holdings Plc                                        152,815
                                                             4,537  Lloyds TSB Group Plc                                      45,722
                                                             2,401  Royal Bank of Scotland Group Plc                          82,478
                                                                                                                          ----------
                                                                                                                             402,541
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies -           781  Brambles Industries Plc                                    6,988
                    0.3%                                       423  Capita Group Plc                                           4,326
                                                             1,178  Group 4 Securicor Plc                                      3,719
                                                             1,086  Hays Plc                                                   2,931
                                                                89  Intertek Group Plc                                         1,297
                                                               112  Michael Page International Plc                               805

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                               145  Rentokil Initial Plc                                  $      397
                                                               256  Serco Group Plc                                            1,796
                                                                                                                          ----------
                                                                                                                              22,259
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%              2  CSR Plc (b)                                                   31
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%          228  Amec Plc                                                   1,525
                                                               205  Balfour Beatty Plc                                         1,577
                                                                                                                          ----------
                                                                                                                               3,102
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%              537  Hanson Plc                                                 7,759
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.1%                    387  Cattles Plc                                                2,745
                                                               415  Provident Financial Plc                                    4,849
                                                                                                                          ----------
                                                                                                                               7,594
                    ----------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%              368  Rexam Plc                                                  3,929
                    ----------------------------------------------------------------------------------------------------------------
                    Distributors - 0.1%                        504  Inchcape Plc                                               4,931
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services -            67  London Stock Exchange Group Plc                            1,547
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            6,938  BT Group Plc                                              34,732
                    Services - 0.4%                            425  Cable & Wireless Plc                                       1,100
                                                                                                                          ----------
                                                                                                                              35,832
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                  689  Scottish & Southern Energy Plc                            16,963
                                                               827  Scottish Power Plc                                        10,064
                                                                                                                          ----------
                                                                                                                              27,027
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments         825  Electrocomponents Plc                                      4,288
                    - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.7%            642  Boots Group Plc                                            9,294
                                                             1,566  J Sainsbury Plc                                           10,984
                                                             5,750  Tesco Plc                                                 38,666
                                                                                                                          ----------
                                                                                                                              58,944
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.5%                     1,383  Cadbury Schweppes Plc                                     14,686
                                                               323  Tate & Lyle Plc                                            4,341
                                                             1,064  Unilever Plc                                              26,175
                                                                                                                          ----------
                                                                                                                              45,202
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies -         860  Smith & Nephew Plc                                         7,892
                    0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -            172  Carnival Plc                                               8,209
                    0.5%                                     2,014  Compass Group Plc                                         10,092
                                                               213  Enterprise Inns Plc                                        4,198
                                                               162  First Choice Holidays Plc                                    604
                                                               433  Intercontinental Hotels Group Plc                          7,566
                                                               307  Ladbrokes Plc                                              2,231
                                                                51  Mitchells & Butlers Plc                                      562
                                                               301  PartyGaming Plc                                              602
                                                               237  Punch Taverns Plc                                          4,292
                                                             1,055  Rank Group Plc                                             4,626
                                                                25  Whitbread Plc                                                605
                                                               244  William Hill Plc                                           2,933
                                                                                                                          ----------
                                                                                                                              46,520
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.2%                  161  Barratt Developments  Plc                                  3,206
                                                                51  Bellway Plc                                                1,227
                                                                70  Berkeley Group Holdings Plc                                1,759

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                               304  Persimmon Plc                                         $    7,598
                                                               382  Taylor Woodrow Plc                                         2,531
                                                               263  Wimpey George Plc                                          2,545
                                                                                                                          ----------
                                                                                                                              18,866
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 0.2%                  434  Reckitt Benckiser Plc                                     17,949
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                       1,394  LogicaCMG Plc                                              4,036
                    ----------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &              984  International Power Plc                                    5,753
                    Energy Traders - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%             60  Cookson Group Plc                                            636
                                                               374  Smiths Group Plc                                           6,263
                                                             1,019  Tomkins Plc                                                4,506
                                                                                                                          ----------
                                                                                                                              11,405
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 1.1%                         1,860  Aviva Plc                                                 27,204
                                                             1,133  Friends Provident Plc                                      4,095
                                                             4,307  Legal & General Group Plc                                 11,464
                                                             3,401  Old Mutual Plc                                            10,638
                                                             2,045  Prudential Plc                                            25,345
                                                               457  Resolution Plc                                             5,271
                                                             3,058  Royal & Sun Alliance Insurance Group                       8,511
                                                             1,887  Standard Life Plc (a)                                      9,543
                                                                                                                          ----------
                                                                                                                             102,071
                    ----------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.1%           483  GUS Plc                                                    8,715
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                            62  Charter Plc (b)                                              988
                                                               416  IMI Plc                                                    3,938
                                                               248  Invensys Plc                                                 962
                                                                                                                          ----------
                                                                                                                               5,888
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.9%                             1,788  Aegis Group Plc                                            4,467
                                                               827  British Sky Broadcasting Plc                               8,435
                                                               275  Daily Mail & General Trust                                 3,115
                                                               525  EMI Group Plc                                              2,609
                                                               143  Emap Plc                                                   2,002
                                                             2,710  ITV Plc                                                    4,898
                                                               532  Pearson Plc                                                7,557
                                                             1,258  Reed Elsevier Plc                                         13,923
                                                             1,177  Reuters Group Plc                                          9,553
                                                               253  Trinity Mirror Plc                                         2,250
                                                                22  United Business Media Plc                                    272
                                                             1,109  WPP Group Plc                                             13,714
                                                               513  Yell Group Plc                                             5,706
                                                                                                                          ----------
                                                                                                                              78,501
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.5%                   1,108  Anglo American Plc (b)                                    46,216
                                                             1,622  BHP Billiton Plc                                          27,935
                                                               930  Corus Group Plc                                            6,740
                                                               839  Rio Tinto Plc Registered Shares                           39,603
                                                               385  Xstrata Plc                                               15,872
                                                                                                                          ----------
                                                                                                                             136,366
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.6%                   3,287  Centrica Plc                                              19,970
                                                             2,069  National Grid Plc                                         25,797
                                                               579  United Utilities Plc                                       7,630
                                                                                                                          ----------
                                                                                                                              53,397
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.3%                  1,114  Marks & Spencer Group Plc                             $   13,370
                                                               269  Next Plc                                                   9,527
                                                                                                                          ----------
                                                                                                                              22,897
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 4.0%       2,908  BG Group Plc                                              35,253
                                                            15,101  BP Plc                                                   164,169
                                                             2,773  Royal Dutch Shell Plc                                     91,268
                                                             1,961  Royal Dutch Shell Plc Class B                             66,411
                                                                                                                          ----------
                                                                                                                             357,101
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.1%                   1,221  AstraZeneca Plc                                           76,131
                                                             4,224  GlaxoSmithKline Plc                                      112,198
                                                                                                                          ----------
                                                                                                                             188,329
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                   523  British Land Co. Plc                                      13,325
                    Development - 0.4%                         109  Brixton Plc                                                1,077
                                                               189  Hammerson Plc                                              4,632
                                                               311  Land Securities Group Plc                                 11,433
                                                               168  Liberty International Plc                                  3,844
                                                               310  Slough Estates Plc                                         3,851
                                                                                                                          ----------
                                                                                                                              38,162
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                         131  Arriva Plc                                                 1,615
                                                               260  Firstgroup Plc                                             2,383
                                                               157  National Express Group Plc                                 2,754
                                                               575  Stagecoach Group Plc                                       1,364
                                                                                                                          ----------
                                                                                                                               8,116
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor             909  ARM Holdings Plc                                           1,995
                    Equipment - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                            892  Misys Plc                                                  3,770
                                                               855  Sage Group Plc                                             4,013
                                                                                                                          ----------
                                                                                                                               7,783
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.3%                    171  The Carphone Warehouse Plc                                   981
                                                             1,207  DSG International Plc                                      4,938
                                                               393  Galiform Plc                                                 705
                                                               488  HMV Group Plc                                              1,477
                                                               837  Kesa Electricals Plc                                       5,093
                                                             1,557  Kingfisher Plc                                             7,133
                                                             1,148  Signet Group Plc                                           2,370
                                                                96  Travis Perkins Plc                                         3,113
                                                                                                                          ----------
                                                                                                                              25,810
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods -         295  Burberry Group Plc                                         2,843
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.6%                           1,204  British American Tobacco Plc                              32,476
                                                               434  Gallaher Group Plc                                         7,085
                                                               457  Imperial Tobacco Group Plc                                15,195
                                                                                                                          ----------
                                                                                                                              54,756
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors -         611  Wolseley Plc                                              12,851
                    0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure -            526  BBA Group Plc                                              2,616
                    0.0%
                    ----------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                     241  Kelda Group Plc                                       $    3,829
                                                               230  Severn Trent Plc                                           5,740
                                                                                                                          ----------
                                                                                                                               9,569
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication              40,063  Vodafone Group Plc                                        91,486
                    Services - 1.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United Kingdom              2,084,512
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks (Cost - $8,057,650) - 97.1%        8,708,385
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Exchange-Traded Funds
------------------------------------------------------------------------------------------------------------------------------------
United States -     Diversified Financial Services -         2,780  iShares MSCI EAFE Index Fund (a)                         188,262
2.1%                2.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Exchange-Traded Funds (Cost - $186,789) - 2.1%     188,262
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%      Automobiles - 0.1%                           3  Porsche AG                                                 3,104
                                                               103  Volkswagen AG, 4.35%                                       6,087
                                                                                                                          ----------
                                                                                                                               9,191
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                            53  Henkel KGaA, 1.75%                                         7,362
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                96  ProSieben SAT.1 Media AG, 2.24%                            2,657
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                      23  RWE AG, 3.50%                                              1,926
                    ----------------------------------------------------------------------------------------------------------------
                                                                    Total Preferred Stocks in Germany                         21,136
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -    Media - 0.0%                               171  Emap Plc                                                     351
0.0%                ----------------------------------------------------------------------------------------------------------------
                                                                    Total Preferred Stocks in the United Kingdom                 351
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Preferred Stocks (Cost - $14,570) - 0.2%            21,487
------------------------------------------------------------------------------------------------------------------------------------

                                                              Face
                                                            Amount  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
United States -     Time Deposits - 0.1%                  $ 10,746  Brown Brothers Harriman & Co., 4.63% due 10/02/2006       10,746
0.1%                ----------------------------------------------------------------------------------------------------------------

                                                        Beneficial
                                                          Interest
------------------------------------------------------------------------------------------------------------------------------------
United States -                                           $ 34,088  BlackRock Liquidity Series, LLC Cash Sweep Series I,
0.4%                                                                5.18% (a)(c)                                              34,088
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $44,834) - 0.5%                                   44,834
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments (Cost - $8,303,843*) - 99.9%         8,962,968

                                                                    Other Assets Less Liabilities - 0.1%                       5,187
                                                                                                                          ----------
                                                                    Net Assets - 100.0%                                   $8,968,155
                                                                                                                          ==========

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 8,341,982
                                                                    ===========
      Gross unrealized appreciation                                 $   786,074
      Gross unrealized depreciation                                    (165,088)
                                                                    -----------
      Net unrealized appreciation                                   $   620,986
                                                                    ===========

BlackRock Series Fund, Inc. - BlackRock International Index Portfolio
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                                 Net     Interest
                                                             Activity    Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I    $ 25,819   $ 3,851
      --------------------------------------------------------------------------

(b)   Non-income producing security.
(c)   Represents the current yield as of September 30, 2006.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Foreign                            Settlement                  Unrealized
      Currency Purchased                    Date                    Depreciation
      --------------------------------------------------------------------------
      AUD        16070                  November 2006                 $   (104)
      CHF        22500                  November 2006                     (136)
      EUR        64600                  November 2006                     (177)
      GBP        41700                  November 2006                     (880)
      JPY    5,275,000                  November 2006                     (375)
      SEK        39600                  November 2006                      (13)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $242,027)                     $ (1,685)
                                                                      ========

o Forward foreign exchange contracts sold as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Foreign                            Settlement                  Unrealized
      Currency Sold                         Date                    Appreciation
      --------------------------------------------------------------------------
      AUD        19170                  November 2006                 $     89
      CHF        18080                  November 2006                      106
      EUR        51700                  November 2006                      181
      GBP        52400                  November 2006                      614
      JPY    5,050,000                  November 2006                      194
      SEK        31000                  November 2006                       15
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $240,834)                     $  1,199
                                                                      ========

o     Currency Abbreviations:

      AUD   Australian Dollar
      CHF   Swiss Franc
      EUR   Euro
      GBP   British Pound
      JPY   Japanese Yen
      SEK   Swedish Krona
      USD   U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Funds, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Series Funds, Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Series Funds, Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Series Funds, Inc.

Date: November 17, 2006